As filed on April 5, 2001                                    File No. 033-70154

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                    ---

    Pre-Effective Amendment No.
                                   ---                              ---
      Post-Effective Amendment No.  23                               X
                                   ----                             ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                    ---
      Amendment No.   24                                             X
                     ----                                           ---

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                  7800 E. Union Avenue, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)
       Registrant's Telephone Number, including Area Code: (303) 930-6300
                               Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)
                                  ------------
                                   Copies to:
                           W. Randolph Thompson, Esq.
                         Of Counsel, Jones & Blouch LLP
                          1025 Thomas Jefferson St., NW
                                 Suite 405 West
                             Washington, D.C. 20007
                                  ------------
Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box) ___ immediately upon filing pursuant to paragraph (b)
 X   on April 30, 2001,  pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on _________, pursuant to paragraph  (a)(1)
___  75 days after filing pursuant to paragraph  (a)(2)
___  on _________, pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

_X_ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS | APRIL 30, 2001
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - BLUE CHIP GROWTH FUND

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

TABLE OF CONTENTS
Investment Goals, Strategies And Risks.........................................3
Fund Performance...............................................................4
Fees And Expenses..............................................................5
Investment Risks...............................................................5
Principal Risks Associated With The Fund.......................................6
Temporary Defensive Positions..................................................7
Portfolio Turnover.............................................................7
Fund Management................................................................8
Portfolio Managers.............................................................8
Share Price....................................................................8
Taxes..........................................................................9
Dividends And Capital Gain Distributions.......................................9
Voting Rights..................................................................9
Financial Highlights..........................................................10

                          [INVESCO ICON] INVESCO FUNDS(R)

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks to make an investment  grow.  It also seeks current  income.
The Fund is actively managed. It invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

The Fund invests primarily in common stocks of large companies that, at the time of purchase, have market capitalizations of more than $15 billion and that have a history of consistent earnings growth regardless of business cycles. In addition, INVESCO tries to identify companies that have--or are expected to have--growing earnings, revenues and strong cash flows. INVESCO also examines a variety of industries and businesses, and seeks to purchase the securities of companies that we believe are best situated to grow in their industry categories. We also consider the dividend payment record of the companies whose securities the Fund buys. The Fund also may invest in preferred stocks (which generally pay higher dividends than common stocks) and debt instruments that are convertible into common stocks, as well as in securities of foreign companies. In recent years, the core of the Fund's investments has been concentrated in the securities of three or four dozen large, high-quality companies.

The Fund is managed in the growth style. At INVESCO, growth investing starts with research from the "bottom up," and focuses on company fundamentals and growth prospects.

We seek securities for the Fund that meet the following standards:
o EXCEPTIONAL GROWTH: The markets and industries they represent are growing significantly faster than the economy as a whole.
o    LEADERSHIP:  They  are  leaders  -- or  emerging  leaders  -- in these
     markets,   securing  their   positions through   technology,   marketing,
     distribution or some other innovative means.
o Financial validation: Their returns -- in the form of sales unit growth, rising operating margins, internal funding and other factors -- demonstrate exceptional growth and leadership.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's
growth   potential.    Growth-oriented   funds   typically   will   underperform
value-oriented funds when investor sentiment favors the value investing style.

Although the Fund is subject to a number of risks that could affect its performance, its principal risk is market risk - that is, that the prices of the securities in its portfolio will rise and fall due to price movements in the securities markets, and that the securities held in the Fund's portfolio may decline in value more than the overall securities markets.

The Fund is subject to other principal risks such as potential conflicts, sector, liquidity, counterparty, foreign securities, lack of timely information and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance for the years ended December 31 (commonly known as its "total return") since inception. The table below shows average annual total returns for various periods ended December 31, 2000 for the Fund compared to the S&P 500 Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

The chart below contains the following plot points:

--------------------------------------------------------------------------------
                          VIF - BLUE CHIP GROWTH FUND
                       ACTUAL ANNUAL TOTAL RETURN (1),(2)
================================================================================
                               [GRAPHIC OMITTED]

            1998                       1999                    2000
            38.99%                     29.17%                (23.24%)

--------------------------------------------------------------------------------
Best Calendar Qtr.  12/98     27.21%
Worst Calendar Qtr. 12/00    (34.86%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 AVERAGE ANNUAL TOTAL RETURN(1)
                                                        AS OF 12/31/00
                               -------------------------------------------------
                                            1 YEAR        SINCE INCEPTION
--------------------------------------------------------------------------------
VIF - Blue Chip Growth Fund               (23.24%)             12.24%(2)
S&P 500 Index(3)                           (9.10%)             13.72%(4)
--------------------------------------------------------------------------------

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
(2) The Fund commenced investment  operations  on  August  25,  1997.
(3) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.
(4) Performance for the index is calculated from August 31, 1997 to December 31, 2000.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF - BLUE CHIP GROWTH FUND
Management Fees                                 0.85%
Distribution and Service (12b-1) Fees           None
Other Expenses (1),(2)                          2.03%
                                                ----
Total Annual Fund Operating Expenses (1),(2)    2.88%
                                                ====

(1) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.

(2) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2000 were 1.00% and 1.85%, respectively, of the Fund's average net assets.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                     1 YEAR     3 YEARS    5 YEARS    10 YEARS
                     $291       $892       $1,518     $3,204

[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS
Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large businesses with outstanding securities worth $15 billion or more are less volatile than those of mid-size businesses with outstanding securities worth more than $2 billion, or small businesses with outstanding securities worth less than $2 billion.

SECTOR RISK
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. Although the Fund is diversified, it has the ability to concentrate investments in one or more sectors. If the portfolio co-managers allocate more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

        CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

        POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

        REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

        DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

        EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

        As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
The Fund's investments may be bought and sold relatively frequently. A high turnover rate may result in higher brokerage commissions.

               ---------------------------------------------------

Although the Fund generally invests in publicly traded equity securities of growing companies, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                              RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)                     Market, Information,
These are securities issued by U.S. banks               Political, Regulatory,
that represent shares of foreign corporations           Diplomatic, Liquidity
held by those banks.  Although traded in U.S.           and Currency Risks
securities markets and valued in U.S. dollars,
ADRs carry most of the risks of investing
directly in foreign securities.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                   Counterparty Risk
A contract under which the seller of a security
agrees to buy it back at an agreed-upon price
and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When  securities   markets  or  economic   conditions  are  unfavorable  or
unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds. The Fund's portfolio turnover rate was 148% for the fiscal year ended December 31, 2000.

A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $402.6 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $35.9 billion for more than 2,798,779 shareholder accounts in 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid 0.85% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 2000.

[INVESCO ICON] PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:

TRENT E. MAY, a senior vice president of INVESCO, is the lead portfolio manager of the Fund. Before joining INVESCO in 1996, Trent was a senior equity analyst with Munder Capital Management and a research assistant with SunBank Capital Management. He is a Chartered Financial Analyst. Trent holds an M.B.A. from Rollins College and a B.S. in Engineering from the Florida Institute of Technology.

DOUGLAS J. MCELDOWNEY, a vice president of INVESCO, is the co-portfolio manager of the Fund. Before joining INVESCO in 1999, Doug was a senior vice president and portfolio manager with Bank of America Investment Management, Inc. and an investment officer and portfolio manager with SunTrust Banks, Inc. He is a Chartered Financial Analyst and Certified Public Accountant. Doug holds an M.B.A. in Finance from the Crummer Graduate School at Rollins College and a B.B.A. in Finance from the University of Kentucky.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 2000 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                                           PERIOD ENDED
                                                 YEAR ENDED DECEMBER 31     DECEMBER 31
---------------------------------------------------------------------------------------
                                               2000       1999       1998       1997(a)
PER SHARE DATA
Net Asset Value - Beginning of Period        $18.45     $14.49     $10.69        $10.00
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)               (0.11)    (0.00)       0.00          0.05
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)             (4.16)      4.21       4.14          0.64
---------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS              (4.27)      4.21       4.14          0.69
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income            0.00      0.00       0.04          0.00
Distributions from Capital Gains                0.31      0.25       0.01          0.00
In Excess of Capital Gains                      0.00      0.00       0.29          0.00
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             0.31      0.25       0.34          0.00
---------------------------------------------------------------------------------------
Net Asset Value - End of Period               $13.87    $18.45     $14.49        $10.69
=======================================================================================

TOTAL RETURN(d)                             (23.24%)    29.17%     38.99%      6.90%(e)

RATIOS
Net Assets - End of Period ($000 Omitted)     $3,741    $1,032       $371          $266
Ratio of Expenses to Average Net Assets(f)(g)  1.85%     1.87%      1.57%      0.29%(h)
Ratio of Net Investment Income (Loss) to
   Average Net Assets(f)                     (0.58%)   (0.38%)    (0.07%)      1.45%(h)
Portfolio Turnover Rate                         148%      114%        78%        12%(e)

(a) From August 25, 1997, commencement of investment operations, through December 31, 1997.
(b) The per share information was computed using average shares for the year ended December 31, 2000.
(c) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the years ended December 31, 1999 and 1998.
(d) Total return does not reflect expenses that apply to the related insurance contracts, and inclusion of these charges would reduce the total return figures for the period shown.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2000, 1999 and 1998, and all of the expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1997. If such expenses had not been voluntarily absorbed , ratio of expenses to average net assets would have been 2.88%, 8.99%, 12.04% and 28.76% (annualized), respectively, and ratio of net investment loss to average net assets would have been (1.61%), (7.50%), (10.54%) and (27.02%) (annualized), respectively.
(g) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(h) Annualized

APRIL 30, 2001

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - BLUE CHIP GROWTH FUND

You may obtain additional information about the Fund from several sources.

FINANCIAL   REPORTS.   Although  this   Prospectus   describes  the  Fund's
anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2001 is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, annual report, semiannual report and SAI of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.




P16      811-8038

PROSPECTUS  |  APRIL 30, 2001
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - DYNAMICS FUND

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

TABLE OF CONTENTS
Investment Goals, Strategies And Risks........................................14
Fund Performance..............................................................15
Fees And Expenses.............................................................16
Investment Risks..............................................................16
Principal Risks Associated With The Fund......................................17
Temporary Defensive Positions.................................................18
Fund Management...............................................................19
Portfolio Managers............................................................19
Share Price...................................................................19
Taxes.........................................................................20
Dividends And Capital Gain Distributions......................................20
Voting Rights.................................................................20
Financial Highlights..........................................................21

                        [INVESCO ICON] INVESCO FUNDS(R)

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks to make an investment grow. It is actively managed. The Fund invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

The Fund invests primarily in common stocks of mid-sized companies -- those with market capitalizations between $2 billion and $15 billion at the time of purchase -- but also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities and bonds. The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions and other factors that INVESCO believes will lead to rapid sales or earnings growth.

The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund's investments are usually bought and sold relatively frequently.

The Fund is managed in the growth style. At INVESCO, growth investing starts with research from the "bottom up," and focuses on company fundamentals and growth prospects.

We seek securities for the Fund that meet the following standards:
o EXCEPTIONAL GROWTH: The markets and industries they represent are growing significantly faster than the economy as a whole.
o    LEADERSHIP:  They  are  leaders  -- or  emerging  leaders  -- in these
     markets,   securing  their  positions   through   technology,   marketing,
     distribution or some other innovative means.
o FINANCIAL VALIDATION: Their returns -- in the form of sales unit growth, rising operating margins, internal funding and other factors -- demonstrate exceptional growth and leadership.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's
growth   potential.    Growth-oriented   funds   typically   will   underperform
value-oriented funds when investor sentiment favors the value investing style.

While the Fund generally invests in mid-sized companies, the Fund sometimes invests in the securities of smaller companies. The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies, and the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

The Fund is subject to other principal risks such as potential conflicts, market, sector, liquidity, counterparty, foreign securities, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance for the years ended December 31 (commonly known as its "total return") since inception. The table below shows average annual total returns for various periods ended December 31, 2000 for the Fund compared to the S&P MidCap 400 Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do NOT reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

The chart below contains the following plot points:

--------------------------------------------------------------------------------
                               VIF - DYNAMICS FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]

                  1998                 1999                2000
                 19.35%               55.60%             (3.55%)
--------------------------------------------------------------------------------
Best Calendar Qtr.     12/99   33.23%
Worst Calendar Qtr.    12/00  (22.99%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            AVERAGE ANNUAL TOTAL RETURN(1)
                                                    AS OF 12/31/00
                                      ------------------------------------------
                                       1 YEAR                    SINCE INCEPTION
--------------------------------------------------------------------------------
VIF - Dynamics Fund                    (3.55%)                      20.18%(2)
S&P MidCap 400 Index(3)                17.50%                       17.51%(4)

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
(2) The Fund commenced investment  operations on August 25, 1997.
(3) The S&P Mid Cap 400 Index is an unmanaged index that shows performance of domestic mid-capitalization stocks. Please keep in mind that the index does not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.
(4) Performance for the index is calculated from August 31, 1997 to December 31, 2000.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF - DYNAMICS FUND
Management Fees                                 0.75%
Distribution and Service (12b-1) Fees           None
Other Expenses (1),(2)                          0.34%
                                                ----
Total Annual Fund Operating Expenses (1),(2)    1.09%
                                                ====

(1) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.

(2) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2000 were insignificant.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
                      $111      $347       $601       $1,329

[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE  LOSS  OF   INVESTMENT.   A  mutual  fund  cannot   guarantee  its
performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS
Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large businesses with outstanding securities worth $15 billion or more are less volatile than those of mid-size businesses with outstanding securities worth more than $2 billion, or small businesses with outstanding securities worth less than $2 billion.

SECTOR RISK
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. Although the Fund is diversified, it has the ability to concentrate investments in one or more sectors. If the portfolio co-managers allocate more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

        CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

        POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

        REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

        DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

        EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

        As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

               ---------------------------------------------------

Although the Fund generally invests in publicly traded equity securities of growing companies, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                              RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)                     Market, Information,
These are securities issued by U.S. banks               Political, Regulatory,
that represent shares of foreign corporations           Diplomatic, Liquidity
held by those banks.  Although traded in U.S.           and Currency Risks
securities markets and valued in U.S. dollars,
ADRs carry most of the risks of investing
directly in foreign securities.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                   Counterparty Risk
A contract under which the seller of a security
agrees to buy it back at an agreed-upon price
and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When  securities   markets  or  economic   conditions  are  unfavorable  or
unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $402.6 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $35.9 billion for more than 2,798,779 shareholder accounts in 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid 0.75% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 2000.

[INVESCO ICON] PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:

TIMOTHY J. MILLER, Chief Investment Officer and a director and senior vice president of INVESCO, is the lead portfolio manager of the Fund. Before joining INVESCO in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a Chartered Financial Analyst. Tim holds an M.B.A. from the University of Missouri - St. Louis and a B.S.B.A. from St. Louis University.

THOMAS R. WALD, a vice president of INVESCO, is the co-portfolio manager of the Fund. Before joining INVESCO in 1997, Tom was an analyst with Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He is a Chartered Financial Analyst. Tom holds an M.B.A. from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST & DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 2000 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                                              PERIOD ENDED
                                                  YEAR ENDED DECEMBER 31      DECEMBER 31
-----------------------------------------------------------------------------------------
                                                 2000       1999        1998      1997(a)
PER SHARE DATA
Net Asset Value - Beginning of Period          $18.90     $12.15      $10.34       $10.00
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)                (0.00)       0.00      (0.00)         0.02
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)              (0.67)       6.75        1.98         0.32
-----------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS               (0.67)       6.75        1.98         0.34
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income(c)          0.00       0.00        0.02         0.00
Distributions from Capital Gains                 0.00       0.00        0.15         0.00
In Excess of Capital Gains                       0.02       0.00        0.00         0.00
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              0.02       0.00        0.17         0.00
-----------------------------------------------------------------------------------------
Net Asset Value - End of Period                $18.21     $18.90      $12.15       $10.34
=========================================================================================

TOTAL RETURN(d)                               (3.55%)     55.60%      19.35%     3.40%(e)

RATIOS
Net Assets - End of Period ($000 Omitted)    $170,610    $29,667        $308         $257
Ratio of Expenses to Average Net Assets(f)(g)   1.09%      1.26%       1.45%     0.52%(h)
Ratio of Net Investment Income (Loss) to
   Average Net Assets(f)                      (0.24%)      0.04%     (0.64%)     0.63%(h)
Portfolio Turnover Rate                           58%        70%         55%       28%(e)

(a) From August 25, 1997, commencement of investment operations, through December 31, 1997.
(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the years ended December 31, 2000, 1999 and 1998.
(c) Distributions from net investment income and in excess of net investment income, aggregated less than $0.01 on a per share basis for the year ended December 31, 1999.
(d) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the period shown.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2000, 1999 and 1998, and all of the expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.09%, 2.25%, 14.76% and 34.18% (annualized), respectively, and ratio of net investment loss to average net assets would have been (0.24%), (0.95%), (13.95%) and (33.03%) (annualized), respectively.
(g) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(h) Annualized

APRIL 30, 2001

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - DYNAMICS FUND

You may obtain additional information about the Fund from several sources.

FINANCIAL   REPORTS.   Although  this   Prospectus   describes  the  Fund's
anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2001, is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, annual report, semiannual report and SAI of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.




P11    811-8038

PROSPECTUS  |  APRIL 30, 2001
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - EQUITY INCOME FUND

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

TABLE OF CONTENTS
Investment Goals, Strategies And Risks........................................25
Fund Performance..............................................................26
Fees And Expenses.............................................................27
Investment Risks..............................................................27
Principal Risks Associated With The Fund......................................27
Temporary Defensive Positions.................................................31
Fund Management...............................................................31
Portfolio Managers............................................................32
Share Price...................................................................32
Taxes.........................................................................32
Dividends And Capital Gain Distributions......................................33
Voting Rights.................................................................33
Financial Highlights..........................................................34

                        [INVESCO ICON] INVESCO FUNDS(R)


The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks to provide a high total return through both growth and current income. It is actively managed. The Fund invests in a mix of equity securities and debt securities, as well as in options and other investments whose value is based on the values of these securities. Often, but not always, when stock markets are up, debt markets are down, and vice versa. By investing in both types of securities, the Fund attempts to cushion against sharp price movements in both equity and debt securities.

The Fund invests primarily in dividend-paying common and preferred stocks. Stocks selected for the Fund generally are expected to produce relatively high levels of income and consistent, stable returns. Although the Fund focuses on the stocks of larger companies with a strong record of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be traded easily in the United States; it may, however, invest in foreign securities in the form of American Depository Receipts (ADRs).

The rest of the Fund's assets are invested in debt securities, generally corporate bonds that are rated investment grade or better. The Fund also may invest up to 15% of its assets in lower-grade debt securities commonly known as "junk bonds," which generally offer higher interest rates, but are riskier investments than investment-grade securities.

Because the Fund invests primarily in the securities of larger companies, the Fund's share price tends to rise and fall with the up and down price movements of larger company stocks. Due to its investment strategy, the Fund's portfolio includes relatively few smaller companies, which may be a disadvantage if smaller companies outperform the broad market.

Although the Fund is subject to a number of risks that could affect its performance, its principal risk is market risk -- that is, that the price of the securities in its portfolio will rise and fall due to price movements in the securities markets, and the securities held in the Fund's portfolio may decline in value more than the overall securities markets. Since INVESCO has discretion to allocate the amounts of equity securities and debt securities held by the Fund, there is an additional risk that the portfolio of the Fund may not be allocated in the most advantageous way between equity and debt securities, particularly in times of significant market movements.

The Fund is subject to other principal risks such as potential conflicts, credit, debt securities, foreign securities, interest rate, duration, liquidity, derivatives, options and futures, counterparty, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance for the years ended December 31 (commonly known as its "total return") since inception. The table below shows average annual total returns for various periods ended December 31, 2000 for the Fund compared to the S&P 500 Index and the Lehman Government/Corporate Bond Index. The information in the chart and table illustrates the variability of the Fund's total returns and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

The chart below contains the following plot points:

--------------------------------------------------------------------------------
                             VIF-EQUITY INCOME FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
1995           1996          1997           1998           1999           2000
29.25%         22.28%        28.17%         15.30%         14.84%         4.87%
--------------------------------------------------------------------------------
Best Calendar Qtr.    12/98 13.17%
Worst Calendar Qtr.    9/98 (7.56%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                          AVERAGE ANNUAL TOTAL RETURN(1)
                                                  AS OF 12/31/00
                           -----------------------------------------------------
                                1 YEAR          5 YEARS          SINCE INCEPTION

--------------------------------------------------------------------------------
VIF - Equity Income Fund         4.87%           16.83%                17.78%(2)
S&P 500 Index(3)                (9.10%)          18.33%                19.63%
Lehman Government/
  Corporate Bond Index(3)       11.85%            6.24%                 6.39%(4)
--------------------------------------------------------------------------------

(1) Total  return figures  include   reinvested   dividends  and  capital  gain
    distributions and the effect of the  Fund's  expenses.
(2) The Fund  commenced investment operations on August 10, 1994.
(3) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. The Lehman Government/Corporate Bond Index is an unmanaged index indicative of the broad domestic fixed-income market. Please keep in mind that the indexes do not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.
(4) Performance  for the index is calculated August 31, 1994 to December 31,
    2000.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF - EQUITY INCOME FUND
Management Fees                                 0.75%
Distribution and Service (12b-1) Fees           None
Other Expenses (1)                              0.33%
                                                ----
Total Annual Fund Operating Expenses (1)        1.08%
                                                ====

(1) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                    1 YEAR       3 YEARS      5 YEARS      10 YEARS
                    $110         $343         $595         $1,317

[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity and debt markets as a whole.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS
Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large businesses with outstanding securities worth $15 billion or more are less volatile than those of mid-size businesses with outstanding securities worth more than $2 billion, or small businesses with outstanding securities worth less than $2 billion.

CREDIT RISK
The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DEBT SECURITIES RISK
Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market values of debt securities in which the Fund invests.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.

Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and the Fund would be forced to sell it at a loss. Debt securities rated lower than B by either S&P or Moody's are usually considered to be highly speculative.

In addition to poor individual company performance in the marketplace or in internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely affect issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers, provided that all such securities are denominated and pay interest in U.S. dollars (such as Eurobonds and Yankee Bonds). Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

        CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

        POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

        REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

        DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

        EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

        As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

INTEREST RATE RISK
Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

DURATION RISK
Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate fluctuations.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK
A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk described below.

OPTIONS AND FUTURES RISK
Options and futures are common types of derivatives that a Fund may occasionally use to provide liquidity and hedge its investments. An option is the right to buy or sell a security or other investment, index or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other investment, index or commodity at a specific price on a specific date.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies

           -----------------------------------------------------------

Although the Fund generally invests in equity and debt securities, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                              RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)                     Market, Information,
These are securities issued by U.S. banks that          Political, Regulatory,
represent shares of foreign corporations held           Diplomatic, Liquidity
by those banks. Although traded in U.S. securities      and Currency Risks
markets and valued in U.S. dollars, ADRs carry most
of the risks of investing directly in foreign
securities.
--------------------------------------------------------------------------------
FUTURES                                                 Market, Liquidity and
A futures  contract  is an  agreement  to buy or        Options and Futures
sell a specific amount of a financial instrument        Risks
(such as an index option) at a stated price on a
stated date. The Fund  uses  futures contracts to
provide liquidity and to hedge portfolio value.
--------------------------------------------------------------------------------
ILLIQUID SECURITIES                                     Liquidity Risk
Securities that cannot be sold quickly at fair
value.
--------------------------------------------------------------------------------
JUNK BONDS                                              Market, Credit, Interest
Debt Securities that are rated BB or lower by S&P       Rate and Duration Risks
or Ba Interest or lower by Moody's. Tend to pay
higher interest rates than higher-rated debt
securities, but carry a higher credit risk.
--------------------------------------------------------------------------------
OPTIONS                                                 Credit, Information,
The obligation or right to deliver or receive a         Liquidity and Options
security or other investment, index or commodity,       and Futures Risks
or cash payment depending on the price of the
underlying security or the performance of an
index or other benchmark.  Includes options on
specific securities and stock indices, and
options on stock index futures.  May be used
in Fund's portfolio to provide liquidity and
hedge portfolio value.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT                                              RISKS
--------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS                             Counterparty, Credit,
These may include forward contracts, swaps,             Currency, Interest Rate,
caps, floors and collars. They may be used              Liquidity, Market and
to try to manage the Fund's foreign currency            Regulatory Risks
exposure and other investment risks, which
can cause its net asset value to rise or fall.
The Fund may use these financial instruments,
commonly known as "derivatives," to increase
or decrease its exposure to changing securities
prices, interest rates, currency exchange rates
or other factors.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                   Credit and Counterparty
A contract under which the seller of a security         Risks
agrees to buy it back at an agreed-upon price
and time in the future.
--------------------------------------------------------------------------------
RULE 144A SECURITIES                                    Liquidity Risk
Securities  that are not registered,  but
which are bought and sold solely by institutional
investors. The Fund considers many Rule 144A
securities to be  "liquid," although the market
for such securities typically is less active than
the public securities markets.
--------------------------------------------------------------------------------

[INVESCO ICON] TEMPORARY DEFENSIVE POSITIONS

When  securities   markets  or  economic   conditions  are  unfavorable  or
unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $402.6 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $35.9 billion for more than 2,798,779 shareholder accounts in 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid 0.75% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 2000.

[INVESCO ICON] PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:

CHARLES P. MAYER, Director of Income Equity Investments and a director and senior vice president of INVESCO, is a co-portfolio manager of the Fund. Before joining INVESCO in 1993, Charlie was a portfolio manager with Westinghouse Pension. He holds an M.B.A. from St. John's University and a B.A. from St. Peter's College.

DONOVAN J. (JERRY) PAUL, Director of Fixed-Income Investments and a senior vice president of INVESCO, is a co-portfolio manager of the Fund. Jerry manages several other fixed-income INVESCO funds. Before joining INVESCO in 1994, he was a senior vice president with Stein, Roe & Farnham, Inc. and president of Quixote Investment Management. Jerry is a Chartered Financial Analyst and a Certified Public Accountant. He holds an M.B.A. from the University of Northern Iowa and a B.B.A. from the University of Iowa.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of trading on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 2000 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                     YEAR ENDED DECEMBER 31
-------------------------------------------------------------------------------------
                                          2000      1999     1998      1997      1996
PER SHARE DATA
Net Asset Value - Beginning of Period   $21.01    $18.61   $17.04    $14.33    $12.58
-------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                     0.23      0.26     0.33      0.30      0.28
Net Gains on Securities
   (Both Realized and Unrealized)         0.72      2.50     2.23      3.71      2.52
-------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS          0.95      2.76     2.56      4.01      2.80
-------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income      0.02      0.25     0.32      0.29      0.28
Distributions from Capital Gains          1.23      0.11     0.67      1.01      0.77
-------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                       1.25      0.36     0.99      1.30      1.05
-------------------------------------------------------------------------------------
Net Asset Value - End of Period          20.71    $21.01   $18.61    $17.04    $14.33
=====================================================================================

TOTAL RETURN(a)                          4.87%    14.84%   15.30%    28.17%    22.28%

RATIOS
Net Assets  End of Period
  ($000 Omitted)                      $126,683   $79,893  $60,346   $40,093   $22,342
Ratio of Expenses to Average
  Net Assets(b)(c)                       1.08%     1.05%    0.93%     0.91%     0.95%
Ratio of Net Investment Income to
  Average Net Assets(b)                  1.37%     1.38%    1.98%     2.18%     2.87%
Portfolio Turnover Rate                    69%       86%      73%       87%       93%

(a) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figure for the period shown.
(b) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 1998, 1997 and 1996. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.93%, 0.97% and 1.19%, respectively, and ratio of net investment income to average net assets would have been 1.98%, 2.12% and 2.63%, respectively.
(c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).

APRIL 30, 2001

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - EQUITY INCOME FUND

You may obtain additional information about the Fund from several sources.

FINANCIAL   REPORTS.   Although  this   Prospectus   describes  the  Fund's
anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2001 is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, annual report, semiannual report and SAI of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.



P90 811-8038

PROSPECTUS  |  APRIL 30, 2001
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - FINANCIAL SERVICES FUND

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

TABLE OF CONTENTS
Investment Goals, Strategies And Risks........................................37
Fund Performance..............................................................38
Fees And Expenses.............................................................39
Investment Risks..............................................................39
Principal Risks Associated With The Fund......................................40
Temporary Defensive Positions.................................................41
Portfolio Turnover............................................................42
Fund Management...............................................................42
Portfolio Manager.............................................................42
Share Price...................................................................42
Taxes.........................................................................43
Dividends And Capital Gain Distributions......................................43
Voting Rights.................................................................43
Financial Highlights..........................................................44


                         [INVESCO ICON] INVESCO FUNDS(R)

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks to make an investment grow. It is aggressively managed. The Fund invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

The Fund invests primarily in equity securities of companies involved in the financial services sector. These companies include, among others, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), and investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies). A portion of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the financial services sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the financial services sector;
o At least 50% of its assets must be devoted to producing revenues from the financial services sector; or
o Based on other available information, we determine that its primary business is within the financial services sector.

INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. We prefer markets and industries where leadership is in a few hands, and we tend to avoid slower-growing markets or industries.

We place a greater emphasis on companies that are increasing their revenue streams along with their earnings. We seek companies that we believe can grow their revenues and earnings in a variety of interest rate environments - although securities prices of financial services companies generally are interest rate-sensitive. We prefer companies that have both marketing expertise and superior technology, because INVESCO believes these companies are more likely to deliver products that match their customers' needs. We attempt to keep the portfolio holdings well diversified across the entire financial services sector. We adjust portfolio weightings depending on current economic conditions and relative valuations of securities.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's
growth   potential.    Growth-oriented   funds   typically   will   underperform
value-oriented funds when investor sentiment favors the value investing style.

The Fund's investments are diversified across the financial services sector. However, because the Fund's investments are limited to a comparatively narrow segment of the economy, the Fund's investments are not as diversified as investments of most mutual funds and far less diversified than the broad securities markets. This means the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly.

This sector generally is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in these industries depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of these industries, and the insurance industry in particular.

The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, lack of timely information and portfolio turnover risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance for the years ended December 31 (commonly known as its "total return") since inception. The table below shows average annual total returns for various periods ended December 31, 2000 for the Fund compared to the S&P 500 Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

The chart below contains the following plot points:

--------------------------------------------------------------------------------
                          VIF - FINANCIAL SERVICES FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================

                               [GRAPHIC OMITTED]

                                     2000
                                    24.80%
--------------------------------------------------------------------------------
Best Calendar Qtr.    9/00  22.11%
Worst Calendar Qtr.   3/00  (0.99%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            AVERAGE ANNUAL TOTAL RETURN(1)
                                                    AS OF 12/31/00
                                  ----------------------------------------------
                                          1 YEAR            SINCE INCEPTION
--------------------------------------------------------------------------------
VIF - Financial Services Fund             24.80%                29.01%(2)
S&P 500 Index(3)                          (9.10%)                3.51%(4)
--------------------------------------------------------------------------------

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
(2) The Fund commenced investment  operations  on  September  21,  1999.
(3) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.
(4) Performance for the index is calculated from September 30, 1999 to December 31, 2000.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF-FINANCIAL SERVICES FUND
Management Fees                                 0.75%
Distribution and Service (12b-1) Fees           None
Other Expenses (1)(2)                           0.34%
                                                ----
Total Annual Fund Operating Expenses (1)(2)     1.09%
                                                ====

(1) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.

(2) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the period ended December 31, 2000 were insignificant.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                 1 YEAR          3 YEARS       5 YEARS       10 YEARS
                 $111            $347          $601          $1,329

[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE  LOSS  OF   INVESTMENT.   A  mutual  fund  cannot   guarantee  its
performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS
Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

       CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

       POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

       REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

       DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

       EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

       As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
The Fund's investments may be bought and sold relatively frequently. A high turnover rate may result in higher brokerage commissions.

               ---------------------------------------------------

Although the Fund generally invests in equity securities of companies that are related to financial services, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and the investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                              RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)                     Market, Information,
These are securities issued by U.S. banks               Political, Regulatory,
that represent shares of foreign corporations           Diplomatic, Liquidity
held by those banks.  Although traded in U.S.           and Currency Risks
securities markets and valued in U.S. dollars,
ADRs carry most of the risks of investing
directly in foreign securities.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                   Counterparty Risk
A contract under which the seller of a security
agrees to buy it back at an agreed-upon price
and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When  securities   markets  or  economic   conditions  are  unfavorable  or
unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds. The Fund's portfolio turnover rate was 114% for the fiscal year ended December 31, 2000. Portfolio turnover was greater than expected due to active trading in response to market conditions.

A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $402.6 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $35.9 billion for more than 2,798,779 shareholder accounts in 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid 0.75% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 2000.

[INVESCO ICON] PORTFOLIO MANAGER

The following individual is responsible for the day-to-day management of the Fund's portfolio holdings:

JEFFREY G. MORRIS, a vice president of INVESCO, is the portfolio manager of the Fund. Jeff joined INVESCO in 1992 and is a Chartered Financial Analyst. Jeff holds an M.S. in Finance from the University of Colorado-Denver and a B.S. in Business Administration from Colorado State University.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the  shareholders of the Fund are insurance  companies (such as the one that issues your contract), you would not be considered an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, at least once a year. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 2000 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                      YEAR ENDED    PERIOD ENDED
                                                     DECEMBER 31     DECEMBER 31
--------------------------------------------------------------------------------
                                                            2000         1999(a)

PER SHARE DATA
Net Asset Value - Beginning of Period                     $11.00          $10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                       0.03            0.01
Net Gains on Securities
   (Both Realized and Unrealized)                           2.72            1.09
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                            2.75            1.10
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income(b)                     0.00            0.00
Distributions In Excess of Capital Gains                    0.01            0.00
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                         0.01            0.00
--------------------------------------------------------------------------------
Net Asset Value - End of Period                           $13.84          $11.10
================================================================================

TOTAL RETURN(c)                                           24.80%       11.00%(d)

RATIOS
Net Assets - End of Period ($000 Omitted)               $220,316          $9,179
Ratio of Expenses to Average Net Assets (e)(f)             1.09%        1.39%(g)
Ratio of Net Investment Income to Average
  Net Assets(e)                                            0.66%        0.67%(g)
Portfolio Turnover Rate                                     114%          37%(d)

(a) From September 21, 1999, commencement of investment operations, through December 31, 1999.
(b) Distributions from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2000.
(c) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Various expenses of the Fund were voluntarily absorbed by INVESCO for the year ended December 31, 2000 and the period ended December 31, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.09% and 2.48% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 0.66% and (0.42%) (annualized), respectively.
(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(g) Annualized

APRIL 30, 2001

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - FINANCIAL SERVICES FUND

You may obtain additional information about the Fund from several sources.

FINANCIAL   REPORTS.   Although  this   Prospectus   describes  the  Fund's
anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2001 is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, annual report, semiannual report and SAI of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.


P180  811-8038

PROSPECTUS  |  APRIL 30, 2001
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - HEALTH SCIENCES FUND

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

TABLE OF CONTENTS
Investment Goals, Strategies And Risks........................................47
Fund Performance..............................................................48
Fees And Expenses.............................................................49
Investment Risks..............................................................49
Principal Risks Associated With The Fund......................................50
Temporary Defensive Positions.................................................51
Portfolio Turnover............................................................51
Fund Management...............................................................52
Portfolio Manager.............................................................52
Share Price...................................................................52
Taxes.........................................................................53
Dividends And Capital Gain Distributions......................................53
Voting Rights.................................................................53
Financial Highlights..........................................................54

                        [INVESCO ICON] INVESCO FUNDS(R)

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks to make an investment grow. It is aggressively  managed. The
Fund invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

The Fund invests primarily in equity securities of companies that develop, produce or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, health care facilities, and applied research and development of new products or services. A portion of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the health sciences sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the health sciences sector;
o At least 50% of its assets must be devoted to producing revenues from the health sciences sector; or
o Based on other available information, we determine that its primary business is within the health sciences sector.

INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. We prefer markets and industries where leadership is in a few hands, and we tend to avoid slower-growing markets or industries.

We target strongly managed, innovative companies with new products. INVESCO attempts to blend well-established health care firms with faster-growing, more dynamic entities. Well-established health care companies typically provide liquidity and earnings visibility for the portfolio and represent core holdings in the Fund. The remainder of the portfolio consists of faster-growing, more dynamic health care companies, which have new products or are increasing their market share of existing products. Many faster-growing health care companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices.

Many  of  these   activities  are  funded  or  subsidized  by  governments;
withdrawal or curtailment of this support could lower the profitability and market prices of such companies. Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's
growth   potential.    Growth-oriented   funds   typically   will   underperform
value-oriented funds when investor sentiment favors the value investing style.

The Fund's investments are diversified across the health sciences sector. However, because those investments are limited to a comparatively narrow segment of the economy, the Fund's investments are not as diversified as investments of most mutual funds and far less diversified than the broad securities markets. This means that the Fund tends to be more volatile than other mutual funds and the values of its portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly.

The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, lack of timely information and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance for the years ended December 31 (commonly known as its "total return") since inception. The table below shows average annual total returns for various periods ended December 31, 2000 for the Fund compared to the S&P 500 Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

The chart below contains the following plot points:

--------------------------------------------------------------------------------
                            VIF-HEALTH SCIENCES FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]

             1998                    1999                    2000
            42.85%                   4.86%                  30.54%
--------------------------------------------------------------------------------
Best Calendar Qtr.  12/98  15.79%
Worst Calendar Qtr.  6/99  (5.48%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            AVERAGE ANNUAL TOTAL RETURN(1)
                                                     AS OF 12/31/00
                                           -------------------------------------
                                             1 YEAR            SINCE INCEPTION
--------------------------------------------------------------------------------
VIF-Health Sciences Fund                     30.54%                23.73%(2)
S&P 500 Index(3)                             (9.10%)               14.69%(4)
--------------------------------------------------------------------------------

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
(2) The Fund commenced investment  operations on May 22, 1997.
(3) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.
(4) Performance for the index is calculated from May 31, 1997 to December 31, 2000.


FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF-HEALTH SCIENCES FUND
Management Fees                                 0.75%
Distribution and Service (12b-1) Fees           None
Other Expenses (1)(2)                           0.32%
                                                ----
Total Annual Fund Operating Expenses (1),(2)    1.07%
                                                ====

(1) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.

(2) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2000 were insignificant.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the operating expenses of the Fund remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                       1 YEAR      3 YEARS      5 YEARS       10 YEARS
                       $109        $340         $590          $1,306

[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE  LOSS  OF   INVESTMENT.   A  mutual  fund  cannot   guarantee  its
performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS
Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

       CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

       POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

       REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

       DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

       EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

       As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
The Fund's investments may be bought and sold relatively frequently. A high turnover rate may result in higher brokerage commissions.

            ---------------------------------------------------------

Although the Fund generally invests in equity securities of companies that develop, produce or distribute products or services related to health care, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                              RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)                     Market, Information,
These are securities issued by U.S. banks               Political, Regulatory,
that represent shares of foreign corporations           Diplomatic, Liquidity
held by those banks.  Although traded in U.S.           and Currency Risks
securities markets and valued in U.S. dollars,
ADRs carry most of the risks of investing
directly in foreign securities.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                   Counterparty Risk
A contract under which the seller of a security
agrees to buy it back at an agreed-upon price
and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When  securities   markets  or  economic   conditions  are  unfavorable  or
unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds. The Fund's portfolio turnover rate was 145% for the fiscal year ended December 31, 2000.

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $402.6 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $35.9 billion for more than 2,798,779 shareholder accounts in 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid 0.75% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 2000.

[INVESCO ICON] PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

THOMAS R. WALD, a vice president of INVESCO, is the portfolio manager of the Fund. Before joining INVESCO in 1997, Tom was an analyst with Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He is a Chartered Financial Analyst. Tom holds an M.B.A from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges.

In this  situation,  the Fund would not calculate NAV on  Thanksgiving  Day
(and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 2000 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                                               PERIOD ENDED
                                                   YEAR ENDED DECEMBER 31       DECEMBER 31
-------------------------------------------------------------------------------------------
                                               2000       1999        1998          1997(a)
PER SHARE DATA
Net Asset Value - Beginning of Period        $16.02     $15.29      $11.04           $10.00
-------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)           0.05       0.02        0.05             0.10
Net Investment Income
Net Gains on Securities
   (Both Realized and Unrealized)              4.84       0.72        4.66             0.94
-------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS               4.89       0.74        4.71             1.04
-------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income(c)        0.00       0.01        0.03             0.00
Distributions from Capital Gains               0.00       0.00        0.34             0.00
In Excess of Net Realized Gains                0.02       0.00        0.09             0.00
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            0.02       0.01        0.46             0.00
-------------------------------------------------------------------------------------------
Net Asset Value - End of Period              $20.89     $16.02      $15.29           $11.04
===========================================================================================

TOTAL RETURN(d)                              30.54%      4.86%      42.85%        10.40%(e)

RATIOS
Net Assets - End of Period ($000 Omitted)  $353,398    $11,652      $2,378             $423
Ratio of Expenses to Average Net
   Assets(f)(g)                               1.07%      1.48%       1.27%         0.60%(h)
Ratio of Net Investment Income to             0.68%      0.36%       0.35%         2.34%(h)
   Average Net Assets(f)
Portfolio Turnover Rate                        145%       173%        107%          112%(e)

(a) From May 22, 1997, commencement of investment operations, through December 31, 1997.
(b) The per share information was computed based on average shares for the year ended December 31, 1998.
(c) Dividends from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2000.
(d) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2000, 1999 and 1998, and all of the expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.07%, 2.85%, 4.20% and 21.45% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 0.68%. (1.01%), (2.58%) and (18.51%) (annualized), respectively.
(g) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(h) Annualized

APRIL 30, 2001

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - HEALTH SCIENCES FUND

You may obtain additional information about the Fund from several sources.

FINANCIAL   REPORTS.   Although  this   Prospectus   describes  the  Fund's
anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2001 is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.



P12  811-8038

PROSPECTUS  |  APRIL 30, 2001
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - HIGH YIELD FUND

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

TABLE OF CONTENTS
Investment Goals, Strategies And Risks........................................58
Fund Performance..............................................................59
Fees And Expenses.............................................................59
Investment Risks..............................................................60
Principal Risks Associated With The Fund......................................60
Temporary Defensive Positions.................................................63
Portfolio Turnover............................................................63
Fund Management...............................................................64
Portfolio Manager.............................................................64
Share Price...................................................................64
Taxes.........................................................................65
Dividends And Capital Gain Distributions......................................65
Voting Rights.................................................................65
Financial Highlights..........................................................66

                          [INVESCO ICON] INVESCO FUNDS(R)

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks to provide a high level of current income through investments in debt securities. It also seeks capital appreciation. The Fund invests in bonds and other debt securities, as well as in preferred stocks. Often, but not always, when stock markets are up, debt markets are down and vice versa.

The Fund invests primarily in a diversified portfolio of high yield corporate bonds rated below investment grade, commonly known as "junk bonds," and preferred stock with medium to lower credit ratings. These investments generally offer higher rates of return, but are riskier than investments in securities of issuers with higher credit ratings.

The rest of the Fund's assets are invested in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, bank CDs, corporate short-term notes and municipal obligations. Normally, at least 65% of the Fund's total assets will be invested in debt securities maturing at least three years after they are issued. There are no limitations on the maturities of the securities held by the Fund, and the Fund's average maturity will vary as INVESCO responds to changes in interest rates.

Although the Fund is subject to a number of risks that could affect its performance, its principal risk is interest rate risk -- that is, the value of the securities in its portfolio will rise and fall due to changes in interest rates. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities are usually more sensitive to interest rate movements.

The Fund is subject to other principal risks such as potential conflicts, sector, credit, debt securities, foreign securities, duration, liquidity, counterparty, lack of timely information and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance for the years ended December 31 (commonly known as its "total return") since inception. The table below shows average annual total returns for various periods ended December 31, 2000 for the Fund compared to the Merrill Lynch High Yield Master Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

The chart below contains the following plot points:

--------------------------------------------------------------------------------
                               VIF-HIGH YIELD FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]

1995           1996           1997           1998           1999          2000
19.76%         16.59%         17.33%         1.42%          9.20%       (11.68%)
--------------------------------------------------------------------------------
Best Calendar Qtr.   9/96     6.96%
Worst Calendar Qtr.  12/00  (10.12%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURN(1)
                                                       AS OF 12/31/00
                                 -----------------------------------------------
                                            1 YEAR    5 YEARS    SINCE INCEPTION
--------------------------------------------------------------------------------
VIF-High Yield Fund                       (11.68%)        6.00%      7.50%(2)
Merrill Lynch High Yield Master Index(3)   (3.79%)        4.89%      6.95%(4)
--------------------------------------------------------------------------------

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
(2) The Fund commenced investment  operations  on May 27,  1994.
(3) The Merrill Lynch High Yield Master Index is an unmanaged index indicative of the broad high-yield bond market. Please keep in mind that the index does not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.
(4) Performance for the index is calculated  from May 31, 1994 to December
    31, 2000.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF-HIGH YIELD FUND
Management Fees                                 0.60%
Distribution and Service (12b-1) Fees           None
Other Expenses (1)                              0.45%
                                                ----
Total Annual Fund Operating Expenses (1)        1.05%
                                                ====

(1) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                              1 YEAR      3 YEARS     5 YEARS      10 YEARS
                              $107        $334        $579         $1,283

[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE  LOSS  OF   INVESTMENT.   A  mutual  fund  cannot   guarantee  its
performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the debt markets as a whole.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS
Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

INTEREST RATE RISK
Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

CREDIT RISK
The Fund may invest in debt instruments, such as notes, bonds and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DEBT SECURITIES RISK
Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market value of debt securities in which the Fund invests.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities in which the Fund invests the bulk of its assets are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.

Lower rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher rated debt securities and may be considered speculative. Junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and the Fund would be forced to sell it at a loss. Debt securities rated lower than B by either S&P or Moody's are usually considered to be highly speculative.

In addition to poor individual company performance in the marketplace or in internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely affect issuers of lower rated debt securities. The market for lower rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, and CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

SECTOR RISK
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. Although the Fund is diversified, it has the ability to concentrate investments in one or more sectors. If the portfolio manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in debt securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

       CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

       POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

       REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

       DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

       EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

       As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

DURATION RISK
Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate fluctuations.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete a transaction with the Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
The Fund's investments may be bought and sold relatively frequently. A high turnover rate may result in higher brokerage commissions.

          -------------------------------------------------------------

Although the Fund generally invests in debt securities, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                               RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRs)                      Market, Information,
These are securities issued by U.S. banks that           Political, Regulatory,
represent shares of foreign corporations held            Diplomatic, Liquidity,
by those banks. Although traded in U.S.                  and Currency Risks
securities markets and valued in U.S. dollars,
ADRs carry most of the risks of investing
directly in foreign securities.
--------------------------------------------------------------------------------
EUROBONDS AND YANKEE BONDS                               Market, Information,
Bonds issued by foreign branches of U.S. banks           Currency, Political,
("Eurobonds") and bonds issued by a U.S. branch          Diplomatic, Regulatory,
of a foreign bank and sold in the United States          Liquidity, Credit,
("Yankee bonds"). These bonds are bought and             Interest Rate and
sold in U.S. dollars, but generally carry with           Duration Risks
them the same risks as investing in foreign
securities.
--------------------------------------------------------------------------------
JUNK BONDS                                               Market, Credit,
Debt securities that are rated BB or lower by S&P        Interest Rate and
or Ba or lower by Moody's tend to pay higher interest    Duration Risks
rates than higher-rated debt securities, but carry
a higher credit risk.
--------------------------------------------------------------------------------
PIK (PAYMENT IN KIND) SECURITIES                         Market, Credit,
A type of bond or preferred stock that pays              Interest Rate and
interest and/or dividends in the form of additional      Duration Risks
bonds or preferred stock.
--------------------------------------------------------------------------------
STEP-UP BONDS                                            Market, Credit,
A bond that pays one coupon rate (the  interest rate     Interest Rate and
stated on a bond,  which could be as low as 0%) for an   Duration Risks
initial period followed by a higher coupon rate.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When  securities   markets  or  economic   conditions  are  unfavorable  or
unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds. The Fund's portfolio turnover rate was 118% for the fiscal year ended December 31, 2000.

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $402.6 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $35.9 billion for more than 2,798,779 shareholder accounts in 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid 0.60% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 2000.

[INVESCO ICON] PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

DONOVAN J. (JERRY) PAUL, Director of Fixed-Income Investments and a senior vice president of INVESCO, is the portfolio manager of the Fund. Jerry manages several other fixed-income INVESCO funds. Before joining INVESCO in 1994, he was a senior vice president with Stein, Roe & Farnham, Inc. and president of Quixote Investment Management. Jerry is a Chartered Financial Analyst and a Certified Public Accountant. He holds an M.B.A. from the University of Northern Iowa and a B.B.A. from the University of Iowa.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 2000 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                               YEAR ENDED DECEMBER 31
---------------------------------------------------------------------------------------------
                                                    2000      1999     1998     1997     1996
PER SHARE DATA
Net Asset Value - Beginning of Period             $11.51    $11.31   $12.46   $11.78   $11.04
---------------------------------------------------------------------------------------------
INCOME FROM  INVESTMENT OPERATIONS
Net Investment Income                               1.12      0.93     0.97     0.78     0.72
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                  (2.46)      0.11   (0.80)     1.26     1.11
---------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                  (1.34)      1.04     0.17     2.04     1.83
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                0.10      0.84     0.98     0.78     0.71
Distributions from Capital Gains                    0.00      0.00     0.23     0.58     0.38
In Excess of Capital Gains(a)                       0.00      0.00     0.11     0.00     0.00
---------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                 0.10      0.84     1.32     1.36     1.09
---------------------------------------------------------------------------------------------
Net Asset Value - End of Period                   $10.07    $11.51   $11.31   $12.46   $11.78
=============================================================================================

TOTAL RETURN (b)                                (11.68%)     9.20%    1.42%   17.33%   16.59%

RATIOS
Net Assets - End of Period  ($000 Omitted)       $51,401   $58,379  $42,026  $30,881  $14,033
Ratio of Expenses to  Average Net Assets(c)(d)     1.05%     1.05%    0.85%    0.83%    0.87%
Ratio of Net Investment Income to Average
  Net Assets(c)                                    9.94%     8.81%    8.99%    8.67%    9.19%
Portfolio Turnover Rate                             118%      143%     245%     344%     380%

(a) Distributions in excess of capital gains aggregated less than $0.01 on a per share basis for the year ended December 31, 1999.
(b) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(c) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 1997 and 1996. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.94% and 1.32%, respectively, and ratio of net investment income to average net assets would have been 8.56% and 8.74%, respectively.
(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).

APRIL 30, 2001

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - HIGH YIELD FUND

You may obtain additional information about the Fund from several sources.

FINANCIAL   REPORTS.   Although  this   Prospectus   describes  the  Fund's
anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2001 is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.

P93  811-8038

PROSPECTUS  |  APRIL 30, 2001
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - MARKET NEUTRAL FUND

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

TABLE OF CONTENTS
Investment Goals, Strategies And Risks........................................69
Fund Performance..............................................................70
Fees And Expenses.............................................................71
Investment Risks..............................................................71
Principal Risks Associated With The Fund......................................72
Temporary Defensive Positions.................................................72
Portfolio Turnover............................................................73
Fund Management...............................................................73
Portfolio Manager.............................................................73
Share Price...................................................................73
Taxes.........................................................................74
Dividends And Capital Gain Distributions......................................74
Voting Rights.................................................................74
Financial Highlights..........................................................75

                        [INVESCO ICON] INVESCO FUNDS(R)

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The objective of the Fund is to outperform the return on three-month U.S. Treasury bills regardless of the movements of the broad securities market. The Fund attempts to achieve its investment objective by using a management style known as "market neutral."

Under this management style, the Fund constructs two portfolios of common stocks. Each portfolio consists of stocks of approximately 100 large companies that trade on U.S. exchanges. INVESCO purchases stocks which it expects will increase in price for one portfolio, and borrows and sells stocks that it expects will decline in price relative to the average owned stock position for the other portfolio. The process of borrowing and selling the borrowed securities is known as "shorting" or "selling short" a security. The performance of the portfolio of owned stocks relative to the performance of the portfolio of borrowed and sold stocks provides the Fund with its return relative to the three-month U.S. Treasury bill benchmark.

In a rising market, the value of the securities owned by the Fund should increase. Although the value of the short portfolio should also increase, if the value of the owned securities rises more than the value of the short portfolio, the Fund should generate a better return than the three-month U.S. Treasury bill return. In a falling market, both owned and borrowed stocks should decline in price, but if the owned stocks decline less than the borrowed stocks, the Fund also should generate a better return than the three-month U.S. Treasury bill return.

The Fund diversifies the two portfolios of common stocks by market exposure, industry and economic sector. INVESCO seeks to manage the two portions of the Fund's holdings so that securities owned by the Fund have similar risk characteristics to the stocks borrowed and sold short. The Fund has approximately 10% of its assets at any given time in short-term reserves, primarily U.S. Treasury bills.

In attempting to determine which stocks will outperform and which will underperform, INVESCO evaluates more than 500 large companies on a weekly basis. INVESCO analyzes the earnings momentum, value, fundamental stability and price strength of each company. The result is an estimate of the expected monthly return of each stock.

The principal risk involved in investing in the Fund is that INVESCO will not be able to predict accurately which stocks will outperform and which ones will underperform. Due to market activity, the portfolio of owned securities and the portfolio of borrowed and sold securities may produce a complete loss of Fund capital; the Fund has a higher potential risk than other mutual funds that employ different investment strategies. Such a loss could occur, for example, if the portfolio of owned securities rapidly lost value and the portfolio of securities sold short rapidly grew in value without an opportunity for INVESCO to rebalance the portfolios. To the extent that the characteristics of the stocks the Fund buys and those it borrows do not match at any given time, the Fund will not be neutral to market movements or the price movements of specific industries and sectors within the markets, and the Fund's losses may exceed those of other mutual funds. In addition, because the practice of selling short has an inherent risk, and because any specific short sale has the potential for unlimited loss, INVESCO seeks to minimize this potential risk by diversifying the two portfolios.

The Fund is subject to other principal risks such as potential conflicts, short sales, counterparty, market and portfolio turnover risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance for the years ended December 31 (commonly known as its "total return") since inception. The table below shows average annual total returns for various periods ended December 31, 2000 for the Fund compared to the S&P 500 Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

The chart below contains the following plot points:

--------------------------------------------------------------------------------
                            VIF- MARKET NEUTRAL FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]

                                     2000
                                     3.60%
--------------------------------------------------------------------------------
Best Calendar Qtr.    9/00   5.09%
Worst Calendar Qtr.   3/00   3.60%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                         AVERAGE ANNUAL TOTAL RETURN(1)
                                                  AS OF 12/31/00
                         -------------------------------------------------------
                                    1 YEAR                    SINCE INCEPTION
--------------------------------------------------------------------------------
VIF Market Neutral Fund              3.60%                        5.76%(2)
S&P 500 Index(3)                    (9.10%)                     (3.47%)(4)
90-Day Treasury Bill(3)              5.99%                        5.94%(4)
--------------------------------------------------------------------------------

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
(2) The Fund commenced investment  operations  on  November  10,  1999.
(3) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. The 90-day Treasury Bill Index is an unmanaged index reflecting the performance of U.S. Treasury bills with maturities of 90 days. Please keep in mind that the indexes do not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.
(4) Performance for the indexes is calculated from November 30, 1999 to December 31, 2000.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF - MARKET NEUTRAL FUND
Management Fees                                                 0.75%
Distribution and Service (12b-1) Fees                           None
Dividend Expenses Attributable to Securities Sold Short(2)      1.09%
Other Expenses(1),(2)                                           0.83%
Total Other Expenses(1),(2)                                     1.92%
                                                                ----
Total Annual Fund Operating Expenses (1),(2)                    2.67%
                                                                ====

(1) The Fund's actual Other Expenses, Total Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.

(2) Certain expenses of the Fund, excluding expenses related to dividends on short sales, were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses, Total Other Expenses and Total Annual Fund Operating Expenses for the period ended December 31, 2000 were 0.62%, 1.71% and 2.46%, respectively, of the Fund's average net assets.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                     1 YEAR       3 YEARS       5 YEARS        10 YEARS
                     $270         $829          $1,415         $3,003

[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE  LOSS  OF   INVESTMENT.   A  mutual  fund  cannot   guarantee  its
performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS
Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

SHORT SALES RISK
A principle investment technique of the Fund is to "sell short" significant amounts of securities. In a short sale, the Fund sells a security it does not own in expectation that its price will decline relative to the average owned position by the time the Fund closes out a short position. The Fund borrows the security from a third party, and is obligated to replace the borrowed security.

When the Fund sells a security short, it borrows the security in order to enter into the short sale transaction, and the proceeds of the sale may be used by the Fund as security for the borrowing to the extent necessary to meet margin requirements. The Fund may also be required to pay a premium to borrow the security.

Moreover, the Fund is required to maintain a segregated account with a broker or a custodian consisting of cash or highly liquid securities. Until the borrowed security is replaced, the Fund will maintain this account at a level so that the amount deposited in the account, plus the collateral deposited with the broker, will equal the current market value of the securities sold short.

COUNTERPARTY RISK
The Fund trades its securities on the basis of "blind principal" bids. This type of trading involves stock price guarantees by brokers that trades will be implemented at closing market prices. Although stock price guarantees are usually met, there is a possibility that they may not be.

MARKET RISK
Equity stock prices vary. Variations in stock prices could have a significant impact on the Fund's overall portfolio because of fluctuations in the valuation of the portfolio of owned securities compared to the portfolio of securities sold short.

PORTFOLIO TURNOVER RISK
The Fund's investments may be bought and sold relatively frequently. A high turnover rate may result in higher brokerage commissions.

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When  securities   markets  or  economic   conditions  are  unfavorable  or
unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds. The Fund's portfolio turnover rate was 277% for the fiscal year ended December 31, 2000. Portfolio turnover was greater than expected due to active trading in response to market conditions.

A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $402.6 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $35.9 billion for more than 2,798,779 shareholder accounts in 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Fund, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

INVESCO (NY), Inc. ("INY"), a Division of INVESCO, Inc. ("INY"), 1166 Avenue of the Americas, New York, New York 10036, is the sub-adviser to the Fund.

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO, INY and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid 0.75% of its average annual net assets to INVESCO for advisory services in the fiscal year ended December 31, 2000.

[INVESCO ICON] PORTFOLIO MANAGER

The Fund is managed on a day-to-day basis by INY, which serves as sub-adviser to the Fund. INY uses a team management approach, which means that a group of portfolio managers makes collective investment decisions for the Fund.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market value of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares. Share price is based on the next calculation of NAV after the order is received in proper form by the Fund.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 2000 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                        YEAR ENDED  PERIOD ENDED
                                                       DECEMBER 31   DECEMBER 31
--------------------------------------------------------------------------------
                                                              2000       1999(a)

PER SHARE DATA
Net Asset Value - Beginning of Period                       $10.29        $10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                         0.49          0.06
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                           (0.12)          0.23
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                              0.37          0.29
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
DIVIDENDS FROM NET INVESTMENT INCOME                          0.06          0.00
--------------------------------------------------------------------------------
Net Asset Value - End of Period                             $10.60        $10.29
================================================================================

TOTAL RETURN(b)                                              3.60%      2.90%(c)

RATIOS
Net Assets - End of Period ($000 Omitted)                  $10,661       $10,294
Ratio of Expenses to Average Net Assets (including
  dividends on securities sold short)(d)(f)                  2.46%      2.26%(g)
Ratio of Expenses to Average Net Assets (excluding
  dividends on securities sold short)(e)(f)                  1.37%      1.29%(g)
Ratio of Net Investment Income to Average
  Net Assets(d)                                              4.83%      4.17%(g)
Portfolio Turnover Rate                                       277%        72%(c)

(a) From November 10, 1999, commencement of investment operations, to December 31, 1999.
(b) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Various expenses of the Fund were voluntarily absorbed by INVESCO for the year ended December 31, 2000 and the period ended December 31, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets (including dividends on securities sold short) would have been 2.67% and 3.30% (annualized), respectively, and ratio of net investment income to average net assets (including dividends on securities sold short) would have been 4.63% and 3.13% (annualized), respectively.
(e) Various expenses of the Fund were voluntarily absorbed by INVESCO for the year ended December 31, 2000 and the period ended December 31, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets (excluding dividends on securities sold short) would have been 1.58% and 2.33% (annualized), respectively.
(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(g) Annualized

APRIL 30, 2001

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - MARKET NEUTRAL FUND

You may obtain additional information about the Fund from several sources.

FINANCIAL   REPORTS.   Although  this   Prospectus   describes  the  Fund's
anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2001 is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.

P182     811-8038

PROSPECTUS  |  APRIL 30, 2001
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - REAL ESTATE OPPORTUNITY FUND

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

TABLE OF CONTENTS
Investment Goals, Strategies And Risks........................................79
Fund Performance..............................................................80
Fees And Expenses.............................................................81
Investment Risks..............................................................81
Principal Risks Associated With The Fund......................................82
Temporary Defensive Positions.................................................83
Portfolio Turnover............................................................84
Fund Management...............................................................84
Portfolio Manager.............................................................84
Share Price...................................................................84
Taxes.........................................................................85
Dividends And Capital Gain Distributions......................................85
Voting Rights.................................................................85
Financial Highlights..........................................................86

                        [INVESCO ICON] INVESCO FUNDS(R)

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks to make an investment grow. It also seeks to earn current income. The Fund is aggressively managed. The Fund invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other instruments whose values are based upon the values of equity securities.

The Fund invests primarily in equity securities of companies doing business in the real estate industry, including real estate investment trusts ("REITS"), which invest in real estate or interests in real estate. The companies in which the Fund invests may also include real estate brokers, home builders or real estate developers, companies with substantial real estate holdings, and companies with significant involvement in the real estate industry or other real estate-related companies. A portion of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the real estate sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the real estate sector;
o At least 50% of its assets must be devoted to producing revenues from the real estate sector; or
o Based on other available information, we determine that its primary business is within the real estate sector.

INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. We prefer markets and industries where leadership is in a few hands, and we tend to avoid slower-growing markets or industries.

The Fund's investments are diversified across the real estate sector. However, because those investments are limited to a comparatively narrow segment of the economy, the Fund's investments are not as diversified as investments of most mutual funds and far less diversified than the broad securities markets. This means that the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's
growth   potential.    Growth-oriented   funds   typically   will   underperform
value-oriented funds when investor sentiment favors the value investing style.

The real estate industry is highly cyclical, and the value of securities issued by companies doing business in that sector may fluctuate widely. The real estate industry - and, therefore, the performance of the Fund - is highly sensitive to national, regional and local economic conditions, interest rates, property taxes, overbuilding, decline in value of real estate and changes in rental income. In addition to the risks named above, REITS are also subject to the risks of any other equity securities.

The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, interest rate, liquidity, counterparty, lack of timely information and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance for the years ended December 31 (commonly known as its "total return") since inception. The table below shows average annual total returns for various periods ended December 31, 2000 for the Fund compared to the NAREIT Equity REIT Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

The chart below contains the following plot points:

--------------------------------------------------------------------------------
                       VIF - REAL ESTATE OPPORTUNITY FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================

                               [GRAPHIC OMITTED]

                            1999              2000
                            0.35%            28.63%
--------------------------------------------------------------------------------
Best Calendar Qtr.    6/99     12.58%
Worst Calendar Qtr.   9/98    (13.89%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            AVERAGE ANNUAL TOTAL RETURN(1)
                                                    AS OF 12/31/00
                             ---------------------------------------------------
                                      1 YEAR                   SINCE INCEPTION
--------------------------------------------------------------------------------
VIF-Real Estate Opportunity Fund      28.63%                       3.03%(2)
NAREIT Equity REIT Index(3)           26.36%                     (0.02%)(4)
--------------------------------------------------------------------------------

(1) Total  return  figures  include   reinvested   dividends  and  capital  gain
    distributions  and the effect of the  Fund's  expenses.
(2) The Fund  commenced investment  operations on April 1, 1998.
(3) The NAREIT Equity REIT Index is an unmanaged index considered representative of the U.S. real estate investment trust equity market. Please keep in mind that the index does not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.
(4) Performance for the index is calculated from March 31, 1998 to December 31, 2000.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF-REAL ESTATE OPPORTUNITY FUND
Management Fees                                 0.90%
Distribution and Service (12b-1) Fees           None
Other Expenses (1),(2)                          4.38%
                                                ----
Total Annual Fund Operating Expenses (1),(2)    5.28%
                                                ====

(1) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.
(2) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2000 were 0.83% and 1.73%, respectively, of the Fund's average net assets.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                 $527       $1,577      $2,622      $5,207

[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE  LOSS OF INVESTMENT.   A  mutual  fund  cannot   guarantee  its
performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS
Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

       CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

       POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

       REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

       DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

       EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

       As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

INTEREST RATE RISK
Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
The Fund's investments may be bought and sold relatively frequently. A high turnover rate may result in higher brokerage commissions.

               ---------------------------------------------------

Although the Fund generally invests in companies doing business in the real estate industry, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                             RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)                    Market, Information,
These are securities issued by U.S. banks that         Political, Regulatory,
represent shares of foreign corporations held          Diplomatic, Liquidity and
by those banks.  Although traded in U.S.               Currency Risks
securities markets and valued in U.S. dollars,
ADRs carry most of the risks of investing
directly in foreign securities.
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS                          Interest Rate and Market
Trusts that invest in real estate or interests         Risks
in real estate.  Shares of REITs are publicly
traded and are subject to the same risks as
any other security, as well as risks specific
to the real  estate industry,  including decline
in value of real  estate,  general  and  local
economic conditions and interest rate fluctuations.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                  Counterparty Risk
A contract under which the seller of a security
agrees to buy it back at an agreed-upon price
and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When  securities   markets  or  economic   conditions  are  unfavorable  or
unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds. The Fund's portfolio turnover rate was 168% for the fiscal year ended December 31, 2000.

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $402.6 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $35.9 billion for more than 2,798,779 shareholder accounts in 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid 0.90% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 2000.

[INVESCO ICON] PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

SEAN KATOF, a portfolio manager of INVESCO, is the portfolio manager of the Fund. Sean joined INVESCO in 1994. He holds an M.S. in Finance and a B.S. in Business Administration from the University of Colorado.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST & DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S. NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 2000 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                                    PERIOD ENDED
                                            YEAR ENDED DECEMBER 31   DECEMBER 31
--------------------------------------------------------------------------------
                                               2000          1999        1998(a)
PER SHARE DATA
Net Asset Value - Beginning of Period         $7.91         $8.22         $10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                          0.15          0.29           0.29
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)              2.11        (0.28)         (1.88)
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS               2.26          0.01         (1.59)
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income           0.02          0.32           0.19
--------------------------------------------------------------------------------
Net Asset Value - End of Period              $10.15         $7.91          $8.22
================================================================================

TOTAL RETURN(b)                              28.63%         0.35%    (15.88%)(c)

RATIOS
Net Assets - End of Period ($000 Omitted)    $2,456          $625           $501
Ratio of Expenses to Average Net
  Assets(d)(e)                                1.73%         1.92%       1.90%(f)
Ratio of Net Investment Income to Average
  Net Assets(d)                               3.96%         4.25%       4.94%(f)
Portfolio Turnover Rate                        168%       465%(h)     200%(c)(g)

(a) From April 1, 1998, commencement of investment operations, through December 31, 1998.
(b) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Various expenses of the Fund were voluntarily absorbed by INVESCO for the year ended December 31, 2000 and 1999 and the period ended December 31, 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 5.28%, 9.72% and 8.54% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 0.41%,(3.55%) and (1.70%) (annualized), respectively.
(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(f) Annualized
(g) Portfolio Turnover was greater than expected, due to active trading undertaken in response to market conditions at a time when the Fund's assets were still relatively small and before the Fund was fully invested.
(h) Portfolio Turnover was greater than expected, due to active trading undertaken in response to market conditions.

APRIL 30, 2001

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - REAL ESTATE OPPORTUNITY FUND

You may obtain additional information about the Fund from several sources.

FINANCIAL   REPORTS.   Although  this   Prospectus   describes  the  Fund's
anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2001 is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.


P17  811-8038

PROSPECTUS | APRIL 30, 2001
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - SMALL COMPANY GROWTH FUND

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

TABLE OF CONTENTS
Investment Goals, Strategies And Risks........................................89
Fund Performance..............................................................90
Fees And Expenses.............................................................91
Investment Risks..............................................................91
Principal Risks Associated With The Fund......................................92
Temporary Defensive Positions.................................................93
Portfolio Turnover............................................................94
Fund Management...............................................................94
Portfolio Manager.............................................................94
Share Price...................................................................94
Taxes.........................................................................95
Dividends And Capital Gain Distributions......................................95
Voting Rights.................................................................95
Financial Highlights..........................................................96

                        [INVESCO ICON] INVESCO FUNDS(R)

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks to make an investment grow. It is actively managed. The Fund invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

The Fund invests primarily in small-capitalization companies -- those with market capitalizations of $2 billion or less at the time of purchase. We are primarily looking for companies in the developing stages of their life cycles, which are currently priced below our estimation of their potential, have earnings which may be expected to grow faster than the U.S. economy in general, and/or offer the potential for accelerated earnings growth due to rapid growth of sales, new products, management changes, and/or structural changes in the economy.

The Fund is managed in the growth style. At INVESCO, growth investing starts with research from the "bottom up," and focuses on company fundamentals and growth prospects.

We seek securities for the Fund that meet the following standards:
o EXCEPTIONAL GROWTH: The markets and industries they represent are growing significantly faster than the economy as a whole.
o LEADERSHIP: They are leaders - or emerging leaders - in these markets, securing their positions through technology, marketing, distribution or some other innovative means.
o FINANCIAL VALIDATION: Their returns - in the form of sales unit growth, rising operating margins, internal funding and other factors - demonstrate exceptional growth and leadership.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's
growth   potential.    Growth-oriented   funds   typically   will   underperform
value-oriented funds when investor sentiment favors the value investing style.

Investments  in  small,   developing  companies  carry  greater  risk  than
investments in larger, more established companies. Developing companies generally face intense competition and have a higher rate of failure than larger companies. On the other hand, large companies were once small companies themselves, and the growth opportunities of some small companies may be quite high.

The Fund is subject to other principal risks such as potential conflicts, market, sector, liquidity, counterparty, foreign securities, lack of timely information and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance for the years ended December 31 (commonly known as its "total return") since inception. The table below shows average annual total returns for various periods ended December 31, 2000 for the Fund compared to the Russell 2000 Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

The chart below contains the following plot points:

--------------------------------------------------------------------------------
                         VIF - SMALL COMPANY GROWTH FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]
                   1998                1999                2000
                  16.38%              91.06%             (14.98%)
--------------------------------------------------------------------------------
Best Calendar Qtr.    12/99   47.92%
Worst Calendar Qtr.   12/00  (19.93%)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURN(1)
                                                       AS OF 12/31/00
--------------------------------------------------------------------------------
                                                1 YEAR         SINCE INCEPTION
                                           -------------------------------------
VIF - Small Company Growth Fund                (14.98%)           20.59%(2)
Russell 2000 Index(3)                           (3.02%)            5.32%(4)
--------------------------------------------------------------------------------

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
(2) The Fund commenced investment operations on August 25, 1997.
(3) The Russell 2000 Index is an unmanaged index indicative of small capitalization stocks. Please keep in mind that the index does not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.
(4) Performance for the index is calculated from August 31, 1997 to December 31, 2000.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF  - SMALL COMPANY GROWTH FUND
Management Fees                                 0.75%
Distribution and Service (12b-1) Fees           None
Other Expenses (1),(2)                          0.68%
                                                ----
Total Annual Fund Operating Expenses (1),(2)    1.43%
                                                ====

(1) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.

(2) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2000 were 0.62% and 1.37%, respectively, of the Fund's average net assets.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                    1 YEAR       3 YEARS      5 YEARS     10 YEARS
                    $146         $452         $782        $1,713

[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts. No
Guarantee. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS
Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large businesses with outstanding securities worth $15 billion or more are less volatile than those of mid-size businesses with outstanding securities worth more than $2 billion, or small businesses with outstanding securities worth less than $2 billion.

SECTOR RISK
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. Although the Fund is diversified, it has the ability to concentrate investments in one or more sectors. If the portfolio manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

        CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

        POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

        REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

        DIPLOMATIC RISK.   A change in diplomatic relations between the U.S. and
        a foreign country could affect the value or liquidity of investments.

        EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

        As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
The Fund's investments may be bought and sold relatively frequently. A high turnover rate may result in higher brokerage commissions.

               ---------------------------------------------------

Although the Fund generally invests in publicly traded equity securities of growing companies, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                              RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)                     Market, Information,
These are securities issued by U.S. banks               Political, Regulatory,
that represent shares of foreign corporations           Diplomatic, Liquidity
held by those banks.  Although traded in U.S.           and Currency Risks
securities markets and valued in U.S. dollars,
ADRs carry most of the risks of investing
directly in foreign securities.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                   Counterparty Risk
A contract under which the seller of a security
agrees to buy it back at an agreed-upon price
and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When  securities   markets  or  economic   conditions  are  unfavorable  or
unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds. The Fund's portfolio turnover rate was 155% for the fiscal year ended December 31, 2000.

A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $402.6 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $35.9 billion for more than 2,798,779 shareholder accounts in 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid 0.75% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 2000.

[INVESCO ICON] PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

STACIE L. COWELL, a vice president of INVESCO, is the lead portfolio manager of the Fund. Before joining INVESCO in 1997, Stacie was a senior equity analyst with Founders Asset Management and a capital markets and trading analyst with Chase Manhattan Bank in New York. She is a Chartered Financial Analyst. Stacie holds an M.S. in Finance from the University of Colorado and a B.A. in Economics from Colgate University.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 2000 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                                                 PERIOD ENDED
                                                      YEAR ENDED DECEMBER 31      DECEMBER 31
                                           --------------------------------------------------
                                                     2000       1999      1998        1997(a)
PER SHARE DATA
Net Asset Value - Beginning of Period              $22.01     $11.51     $9.91         $10.00
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)                    (0.00)     (0.00)    (0.01)           0.02
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                  (3.35)      10.50      1.62         (0.11)
---------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   (3.35)      10.50      1.61         (0.09)
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
In Excess of Net Investment Income                   0.00       0.00      0.01           0.00
Distributions In Excess of Capital Gains             0.59       0.00      0.00           0.00
---------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                  0.59       0.00      0.01           0.00
---------------------------------------------------------------------------------------------
Net Asset Value - End of Period                    $18.07     $22.01    $11.51          $9.91
=============================================================================================

TOTAL RETURN(c)                                  (14.98%)     91.06%    16.38%     (0.90%)(d)

RATIOS
Net Assets  End of Period ($000 Omitted)          $24,765     $4,950    $1,036           $247
Ratio of Expenses to Average Net
  Assets(e)(f)                                      1.37%      1.70%     1.87%       0.61%(g)
Ratio of Net Investment Income (Loss) to
  Average Net Assets(e)                           (0.64%)    (0.71%)   (0.90%)       0.52%(g)
Portfolio Turnover Rate                              155%    201%(h)       92%         25%(d)

(a) From August 25, 1997, commencement of investment operations, to December 31, 1997.
(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the years ended December 31, 2000 and 1999.
(c) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2000, 1999 and 1998, and all of the expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1997. If such expenses had not been voluntarily absorbed these expenses, ratio of expenses to average net assets would have been 1.43%, 4.05%, 12.46% and 35.99%(annualized), respectively, and ratio of net investment loss to average net assets would have been (0.70%), (3.06%), (11.49%) and (34.86%) (annualized), respectively.
(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(g) Annualized
(h) Portfolio turnover was greater than expected during this period due to active trading undertaken in response to market conditions.

APRIL 30, 2001

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - SMALL COMPANY GROWTH FUND

You may obtain additional information about the Fund from several sources.

FINANCIAL   REPORTS.   Although  this   Prospectus   describes  the  Fund's
anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2001 is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.



P14  811-8038

PROSPECTUS | APRIL 30, 2001
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - TECHNOLOGY FUND

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

TABLE OF CONTENTS
Investment Goals, Strategies And Risks.......................................100
Fund Performance.............................................................101
Fees And Expenses............................................................102
Investment Risks.............................................................102
Principal Risks Associated With The Fund.....................................103
Temporary Defensive Positions................................................104
Fund Management..............................................................104
Portfolio Manager............................................................105
Share Price..................................................................105
Taxes........................................................................105
Dividends And Capital Gain Distributions.....................................106
Voting Rights................................................................106
Financial Highlights.........................................................107

                          [INVESCO ICON] INVESCO FUNDS(R)

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks to make an investment grow. It is aggressively managed. The Fund invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

The Fund invests primarily in the equity securities of companies engaged in technology-related industries. These include, but are not limited to, applied technology, biotechnology, communications, computers, electronics, Internet, IT services and consulting, software, telecommunications equipment and services, IT infrastructure, networking, robotics and video. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. A portion of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the technology sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the technology sector;
o At least 50% of its assets must be devoted to producing revenues from the technology sector; or
o Based on other available information, we determine that its primary business is within the technology sector.

INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. We prefer markets and industries where leadership is in a few hands, and we tend to avoid slower-growing markets or industries.

A core portion of the Fund's portfolio is invested in market-leading technology companies that we believe will maintain or improve their market share regardless of overall economic conditions. These companies are usually large, established firms that are leaders in their fields and have a strategic advantage over many of their competitors. The remainder of the Fund's portfolio consists of faster-growing, more volatile technology companies that INVESCO believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's
growth   potential.    Growth-oriented   funds   typically   will   underperform
value-oriented funds when investor sentiment favors the value investing style.

The Fund's investments are diversified across the technology sector. However, because the Fund's investments are limited to a comparatively narrow segment of the economy, the Fund's investments are not as diversified as investments of most mutual funds and far less diversified than the broad securities markets. This means that the Fund tends to be more volatile than other mutual funds, and the values of its portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly.

The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance for the years ended December 31 (commonly known as its "total return") since inception. The table below shows average annual total returns for various periods ended December 31, 2000 for the Fund compared to the S&P 500 Index. The information in the chart and table illustrates the variability of the Fund's total returns and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

The chart below contains the following plot points:

--------------------------------------------------------------------------------
                               VIF-TECHNOLOGY FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]
              1998                    1999                2000
             25.69%                  158.93%            (23.42%)
--------------------------------------------------------------------------------
Best Calendar Qtr.    12/99    66.65%
Worst Calendar Qtr.   12/00   (36.40%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                AVERAGE ANNUAL TOTAL RETURN(1)
                                                        AS OF 12/31/00
                                              ----------------------------------
                                               1 YEAR          SINCE INCEPTION
--------------------------------------------------------------------------------
VIF-Technology Fund                           (23.42%)           33.73%(2)
S&P 500 Index(3)                               (9.10%)           14.69%(4)
--------------------------------------------------------------------------------

(1) Total  return  figures  include   reinvested   dividends  and  capital  gain
    distributions  and the effect of the  Fund's  expenses.
(2) The Fund  commenced investment  operations  on May 21,  1997.
(3) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.
(4) Performance for the index is calculated from May 31, 1997 to December 31, 2000.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF-TECHNOLOGY FUND
Management Fees                               0.72%
Distribution and Service (12b-1) Fees         None
Other Expenses (1),(2)                        0.30%
                                              ----
Total Annual Fund Operating Expenses (1),(2)  1.02%
                                              ====

(1) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.

(2) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2000 were insignificant.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                           1 YEAR       3 YEARS       5 YEARS        10 YEARS
                           $104         $325          $563           $1,248

[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE  LOSS  OF   INVESTMENT.   A  mutual  fund  cannot   guarantee  its
performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS
Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

        CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

        POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

        REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

        DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

        EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

        As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

               ---------------------------------------------------

Although the Fund generally invests in equity securities of companies engaged in technology-related industries, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                              RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)                     Market, Information,
These are securities issued by U.S. banks               Political, Regulatory,
that represent shares of foreign corporations           Diplomatic, Liquidity
held by those banks.  Although traded in U.S.           and Currency Risks
securities markets and valued in U.S. dollars,
ADRs carry most of the risks of investing
directly in foreign securities.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                   Counterparty Risk
A contract under which the seller of a security
agrees to buy it back at an agreed-upon price
and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When  securities   markets  or  economic   conditions  are  unfavorable  or
unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $402.6 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $35.9 billion for more than 2,798,779 shareholder accounts in 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid 0.72% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 2000.

[INVESCO ICON] PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

WILLIAM R. KEITHLER, Director of Sector Management and a senior vice president of INVESCO, is the portfolio manager of the Fund. Before rejoining INVESCO in 1998, Bill was a portfolio manager with Berger Associates, Inc. He is a Chartered Financial Analyst. Bill holds an M.S. from the University of Wisconsin - Madison and a B.A. from Webster College.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 2000 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                                             PERIOD ENDED
                                                     YEAR ENDED DECEMBER 31   DECEMBER 31
                                           ----------------------------------------------
                                               2000        1999         1998      1997(a)
PER SHARE DATA
Net Asset Value  Beginning of Period         $37.13      $14.34       $11.49       $10.00
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)              (0.01)      (0.00)       (0.03)         0.05
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)            (8.68)       22.79         2.96         1.44
-----------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS             (8.69)       22.79         2.93         1.49
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income           0.00        0.00         0.01         0.00
In Excess of Net Investment Income             0.00        0.00         0.01         0.00
Distributions from Capital Gains               0.00        0.00         0.06         0.00
In Excess of Capital Gains                     0.07        0.00         0.00         0.00
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            0.07        0.00         0.08         0.00
-----------------------------------------------------------------------------------------
Net Asset Value - End of Period              $28.37      $37.13       $14.34       $11.49
=========================================================================================

TOTAL RETURN (c)                           (23.42%)     158.93%       25.69%    14.80%(d)

RATIOS
Net Assets - End of Period ($000 Omitted)  $443,773     $93,992       $1,577         $414
Ratio of Expenses to Average Net
  Assets(e)(f)                                1.02%       1.31%        1.40%     0.48%(g)
Ratio of Net Investment Income (Loss)
  to Average Net Assets(e)                  (0.34%)     (0.40%)      (0.14%)     0.95%(g)
Portfolio Turnover Rate                         82%         95%         239%      102%(d)

(a) From May 21, 1997, commencement of investment operations, through December 31, 1997.
(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended December 31, 1999.
(c) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2000, 1999 and 1998, and all of the expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.02%, 1.52%, 6.47% and 19.25% (annualized), respectively, and ratio of net investment loss to average net assets would have been (0.34%), (0.61%), (5.21%) and (17.82%) (annualized), respectively.
(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(g) Annualized

APRIL 30, 2001

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - TECHNOLOGY FUND

You may obtain additional information about the Fund from several sources.

FINANCIAL   REPORTS.   Although  this   Prospectus   describes  the  Fund's
anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2001 is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.



P13  811-8038

PROSPECTUS | APRIL 30, 2001
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - TELECOMMUNICATIONS FUND

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

TABLE OF CONTENTS
Investment Goals, Strategies And Risks.......................................111
Fund Performance.............................................................112
Fees And Expenses............................................................113
Investment Risks.............................................................113
Principal Risks Associated With The Fund.....................................114
Temporary Defensive Positions................................................115
Fund Management..............................................................115
Portfolio Manager............................................................116
Share Price..................................................................116
Taxes........................................................................116
Dividends And Capital Gain Distributions.....................................117
Voting Rights................................................................117
Financial Highlights.........................................................118

                          [INVESCO ICON] INVESCO FUNDS(R)

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks to make an investment grow. It also seeks current income. The Fund is aggressively managed. It invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

The Fund invests primarily in the equity securities of companies involved in the design, development, manufacture, distribution, or sale of communications services and equipment, and companies that are involved in supplying equipment or services to such companies.

The telecommunications sector includes companies that offer telephone services, wireless communications, satellite communications, television and movie programming, broadcasting, and Internet access. A portion of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the telecommunications sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the telecommunications sector;
o At least 50% of its assets must be devoted to producing revenues from the telecommunications sector; or
o Based on other available information, we determine that its primary business is within the telecommunications sector.

INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. We select stocks based on projected total return for individual companies, while also analyzing country-specific factors that might affect stock performance or influence company valuation. Normally, the Fund will invest primarily in companies located in at least three different countries, although U.S. issuers will often dominate the portfolio. The Fund's portfolio emphasizes strongly managed market leaders, with a lesser weighting on small, faster-growing companies that offer new products or services and/or are increasing their market share.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's
growth   potential.    Growth-oriented   funds   typically   will   underperform
value-oriented funds when investor sentiment favors the value investing style.

The Fund's investments are diversified across the telecommunications sector. However, because the Fund's investments are limited to a comparatively narrow segment of the economy, the Fund's investments are not as diversified as the investments of most mutual funds and far less diversified than the broad securities markets. This means the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly.

The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, and lack of timely information risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance for the years ended December 31 (commonly known as its "total return") since inception. The table below shows average annual total returns for various periods ended December 31, 2000 for the Fund compared to the S&P 500 Index. The information in the chart and table illustrates the variability of the Fund's total returns and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

The chart below contains the following plot points:

--------------------------------------------------------------------------------
                          VIF - TELECOMMUNICATIONS FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]
                                      2000
                                    (26.17%)
--------------------------------------------------------------------------------
Best Calendar Qtr.     12/99  59.40%
Worst Calendar Qtr.    12/00 (31.96%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                               AVERAGE ANNUAL TOTAL RETURN(1)
                                                       AS OF 12/31/00
                                             -----------------------------------
                                                1 YEAR        SINCE INCEPTION
--------------------------------------------------------------------------------
VIF Telecommunications Fund                    (26.17%)          16.41%(2)
S&P 500 Index(3)                                (9.10%)           3.51%(4)
--------------------------------------------------------------------------------

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
(2) The Fund commenced investment  operations  on  September  21,  1999.
(3) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.
(4) Performance for the index is calculated from September 30, 1999 to December 31, 2000.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF-TELECOMMUNICATIONS FUND
Management Fees                                 0.75%
Distribution and Service (12b-1) Fees           None
Other Expenses (1),(2)                          0.31%
                                                ----
Total Annual Fund Operating Expenses (1),(2)    1.06%
                                                ====

(1) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.

(2) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the period ended December 31, 2000 were insignificant.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                         1 YEAR     3 YEARS     5 YEARS     10 YEARS
                         $108       $337        $585        $1,294

[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE  LOSS  OF   INVESTMENT.   A  mutual  fund  cannot   guarantee  its
performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL  CONFLICTS
Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest in securities of non-U.S. issuers.

       CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

       POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

       REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

       DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

       EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

       As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

               ---------------------------------------------------

Although the Fund generally invests in equity securities of companies that are related to telecommunications, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                              RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)                     Market, Information,
These are securities issued by U.S. banks               Political, Regulatory,
that represent shares of foreign corporations           Diplomatic, Liquidity
held by those banks.  Although traded in U.S.           and Currency Risks
securities markets and valued in U.S. dollars,
ADRs carry most of the risks of investing
directly in foreign securities.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                   Counterparty Risk
A contract under which the seller of a security
agrees to buy it back at an agreed-upon price
and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When  securities   markets  or  economic   conditions  are  unfavorable  or
unsettled, we might try to protect the assets of each Fund by investing in securities that are highly liquid such as high-quality money market instruments, like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of any Fund. We have the right to invest up to 100% of each Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $402.6 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $35.9 billion for more than 2,798,779 shareholder accounts in 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid 0.75% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 2000.

[INVESCO ICON] PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

BRIAN B. HAYWARD, a senior vice president of INVESCO, is the portfolio manager of the Fund. Before joining INVESCO in 1997, Brian was a senior equity analyst with Mississippi Valley Advisors in St. Louis, Missouri. He is a Chartered Financial Analyst. Brian holds an M.A. in Economics and a B.A. in Mathematics from the University of Missouri.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, at least once a year. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 2000 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                        YEAR ENDED  PERIOD ENDED
                                                       DECEMBER 31   DECEMBER 31
--------------------------------------------------------------------------------
                                                              2000       1999(a)
PER SHARE DATA
Net Asset Value - Beginning of Period                       $16.45        $10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)                             (0.00)          0.00
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                           (4.30)          6.45
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                            (4.30)          6.45
================================================================================
LESS DISTRIBUTIONS
Distributions In Excess of Net Investment Income(c)           0.00          0.00
Distributions In Excess of Capital Gains                      0.04          0.00
================================================================================
TOTAL DISTRIBUTIONS                                           0.04          0.00
================================================================================
Net Asset Value - End of Period                             $12.11        $16.45
================================================================================

TOTAL RETURN (d)                                          (26.17%)     64.50%(e)

RATIOS
Net Assets - End of Period ($000 Omitted)                 $207,644       $67,650
Ratio of Expenses to Average Net Assets(f)(g)                1.06%      1.27%(h)
Ratio of Net Investment Income (Loss) to
  Average Net Assets(f)                                    (0.16%)      0.11%(h)
Portfolio Turnover Rate                                        51%        15%(e)

(a) From September 21, 1999, commencement of investment operations, through December 31, 1999.
(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended December 31, 2000 and for the period ended December 31, 1999.
(c) Distributions In Excess of Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2000.
(d) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Various expenses of the Fund were voluntarily absorbed by INVESCO for the year ended December 31, 2000 and the period ended December 31, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.06% and 1.28% (annualized) respectively, and ratio of net investment income (loss) to average net assets would have been (0.16%) and 0.10% (annualized), respectively.
(g) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(h) Annualized

APRIL 30, 2001

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - TELECOMMUNICATIONS FUND

You may obtain additional information about the Fund from several sources.

FINANCIAL   REPORTS.   Although  this   Prospectus   describes  the  Fund's
anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2001 is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.



P181      811-8038

PROSPECTUS | APRIL 30, 2001
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - TOTAL RETURN FUND

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

TABLE OF CONTENTS
Investment Goals, Strategies And Risks.......................................121
Fund Performance.............................................................122
Fees And Expenses............................................................123
Investment Risks.............................................................123
Principal Risks Associated With The Fund.....................................124
Temporary Defensive Positions................................................127
Portfolio Turnover...........................................................128
Fund Management..............................................................128
Portfolio Managers...........................................................128
Share Price..................................................................128
Taxes........................................................................129
Dividends And Capital Gain Distributions.....................................129
Voting Rights................................................................129
Financial Highlights.........................................................130

                         [INVESCO ICON] INVESCO FUNDS(R)

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks to provide high total return through both growth and current income. It is actively managed. The Fund invests in a mix of equity securities and debt securities, as well as in options and other investments whose values are based on the values of these securities. Often, but not always, when stock markets are up, debt markets are down and vice versa. By investing in both types of securities, the Fund attempts to cushion against sharp price movements in both equity and debt securities.

The Fund invests primarily in common stocks of companies with a strong history of paying regular dividends. The Fund also invests in debt securities, including obligations of the U.S. government and government agencies. The remaining assets of the Fund are allocated among these and other investments at INVESCO's discretion, based upon current business, economic and market conditions.

INVESCO considers a combination of historic financial results, current prices for stocks, and the current yield to maturity available in the debt securities markets. To determine the actual allocations, the return that INVESCO believes is available from each category of investments is weighed against the returns expected from other categories. This analysis is continual, and is updated with current market information.

The Fund is managed in the value style. That means we seek securities, particularly stocks, that are currently undervalued by the market - companies that are performing well, or have solid management and products, but whose stock prices do not reflect that value. Through our value process, we seek to provide reasonably consistent returns over a variety of market cycles.

Although the Fund is subject to a number of risks that could affect its performance, its principal risk is market risk -- that is, that the price of the securities in its portfolio will rise and fall due to price movements in the securities markets, and the securities held in the Fund's portfolio may decline in value more than the overall securities markets. Since INVESCO has discretion to allocate the amounts of equity securities and debt securities held by the Fund, there is an additional risk that the portfolio of the Fund may not be allocated in the most advantageous way between equity and debt securities, particularly in times of significant market movements.

The Fund is subject to other principal risks such as potential conflicts, credit, debt securities, foreign securities, interest rate, duration, liquidity, derivatives, options and futures, counterparty, lack of timely information and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance for the years ended December 31 (commonly known as its "total return") since inception. The table below shows average annual total returns for various periods ended December 31, 2000 for the Fund compared to the S&P 500 Index and the Lehman Government/Corporate Bond Index. The information in the chart and table illustrates the variability of the Fund's total returns and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

The chart below contains the following plot points:

--------------------------------------------------------------------------------
                              VIF-TOTAL RETURN FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                [GRAPH OMITTED]
     1995         1996         1997          1998         1999          2000
     22.79%       12.16%       22.91%        9.56%        (3.40%)       (2.17%)
--------------------------------------------------------------------------------

Best Calendar Qtr.       6/97       10.73%
Worst Calendar Qtr.      9/99     (10.12)%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURN(1)
                                                       AS OF 12/31/00
                                         ---------------------------------------
                                         1 YEAR     5 YEARS     SINCE INCEPTION
--------------------------------------------------------------------------------
VIF - Total Return Fund                  (2.17%)      7.38%         9.19%(2)
S&P 500 Index(3)                         (9.10%)     18.33%        19.68%(4)
Lehman Government/Corporate
  Bond Index(3)                          11.85%       6.24%         7.64%(4)
--------------------------------------------------------------------------------

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
(2) The Fund commenced investment  operations on June 2, 1994.
(3) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. The Lehman Government/Corporate Bond Index is an unmanaged index indicative of the broad domestic fixed-income market. Please keep in mind that the indexes do not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.
(4) Performance for the index is calculated from June 30, 1994 to December 31, 2000.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF-TOTAL RETURN FUND
Management Fees                                 0.75%
Distribution and Service (12b-1) Fees           None
Other Expenses (1),(2)                          0.69%
                                                ----
Total Annual Fund Operating Expenses (1),(2)    1.44%
                                                ====

(1) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.

(2) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2000 were 0.46% and 1.21%, respectively, of the Fund's average net assets.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                $147      $456       $787       $1,724

[ARROWS ICON] INVESTMENT RISKS

Before allocating contract values to the Fund, you should determine the level of risk with which you are comfortable. Take into account factors like your age, career, income level, and time horizon.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE  LOSS  OF   INVESTMENT.   A  mutual  fund  cannot   guarantee  its
performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity and debt markets as a whole.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS
Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

CREDIT RISK
The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DEBT SECURITIES RISK
Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market values of debt securities in which the Fund invests.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.

Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and the Fund would be forced to sell it at a loss. Debt securities rated lower than B by either S&P or Moody's are usually considered to be highly speculative.

In addition to poor individual company performance in the marketplace or in internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely affect issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

        CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

        POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

        REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

        DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

        EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

        As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

INTEREST RATE RISK
Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

DURATION RISK
Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate fluctuations.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK
A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk described below.

OPTIONS AND FUTURES RISK
Options and futures are common types of derivatives that the Fund may occasionally use to hedge its investments. An option is the right to buy or sell a security or other investment, index or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
The Fund's investments may be bought and sold relatively frequently. A high turnover rate may result in higher brokerage commissions.

               ---------------------------------------------------

Although the Fund generally invests in common stocks and debt securities, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                              RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)                     Market, Information,
These are securities issued by U.S. banks that          Political, Regulatory,
represent shares of foreign corporations held           Diplomatic, Liquidity
by those banks. Although traded in U.S. securities      and Currency Risks
markets and valued in U.S. dollars, ADRs carry
most of the risks of investing directly in
foreign securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT                                              RISKS
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS                      Currency, Political,
A contract to exchange an amount of currency on         Diplomatic, Counterparty
a date in the future at an agreed-upon exchange         and Regulatory Risks
rate might be used by the Fund to hedge against
changes in foreign currency exchange rates when
the Fund  invests in foreign securities.  Does
not reduce price fluctuations in foreign
securities, or prevent losses if the prices of
those securities decline.
--------------------------------------------------------------------------------
FUTURES                                                 Market, Liquidity and
A futures contract is an agreement to buy or sell       Options and Future Risks
a specific amount of a financial instrument (such
as an index option) at a stated price on a stated
date.  The Fund may use futures contracts to
provide liquidity and to hedge portfolio value.
--------------------------------------------------------------------------------
ILLIQUID SECURITIES                                     Liquidity Risk
A security that cannot be sold quickly at its fair
value.
--------------------------------------------------------------------------------
OPTIONS                                                 Credit, Information,
The obligation or right to deliver or receive a         Liquidity and Options
security or other instrument, index or commodity,       and Future Risks
or cash payment depending on the price of the
underlying security or the and performance of
an index or other  benchmark.  Includes options
on specific securities and stock indices,
and options on stock index futures.  May be
used in the Fund's portfolio to provide liquidity
and hedge portfolio value.
--------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS                             Counterparty, Credit,
These may include forward contracts, swaps, caps,       Currency, Interest
floors and collars. They may be used to try to          Rate, Liquidity,
manage the Fund's foreign currency exposure and         Market and Regulatory
other investment risks, which can cause its net         Risks
asset value to rise or fall. The Fund may use
these financial instruments, commonly known as
"derivatives," to increase or decrease its
exposure to changing securities prices, interest
rates, currency exchange rates or other factors.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                   Credit and Counterparty
A contract under which the seller of a security         Risks
agrees to buy it back at an agreed-upon price
and time in the future.
--------------------------------------------------------------------------------
RULE 144A SECURITIES                                    Liquidity Risk
Securities that are not registered, but which are
bought and sold solely by institutional investors.
The Fund considers many Rule 144A securities to be
"liquid," although the market for such securities
typically is less active than the public securities
markets.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When  securities   markets  or  economic   conditions  are  unfavorable  or
unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[INVESCO ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio.  Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds. The Fund's portfolio turnover rate was 103% for the fiscal year ended December 31, 2000. The increase in the Fund's turnover rate was primarily caused by the repositioning of the portfolio by the new fund managers. In repositioning the portfolio, we have decreased the number of equity holdings and brought the maturity and duration of the fixed-income portion of the Fund in line with the current managers' targeted ranges. We fully expect the turnover ratio to decrease in the future as we complete the repositioning of the portfolio.

A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $402.6 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $35.9 billion for more than 2,798,779 shareholder accounts in 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid 0.75% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 2000.

[INVESCO ICON] PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:

CHARLES P. MAYER, Director of Income Equity Investments and a director and a senior vice president of INVESCO, is the lead manager of the Fund. Before joining INVESCO in 1993, Charlie was a portfolio manager with Westinghouse pension. He holds an M.B.A. from St. John's University and a B.A. from St. Peter's College.

RICHARD R. HINDERLIE, a vice president of INVESCO, is the co-portfolio manager of the Fund. Dick joined INVESCO in 1993. He holds an M.B.A. from Arizona State University and a B.A. in Economics from Pacific Lutheran University.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 2000 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                             YEAR ENDED DECEMBER 31
----------------------------------------------------------------------------------------------
                                                2000       1999      1998      1997       1996
PER SHARE DATA
Net Asset Value - Beginning of Period         $15.58     $16.58    $15.81    $13.21    $12.14
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                           0.33       0.41      0.37      0.36      0.36
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)              (0.73)     (0.98)      1.13      2.66      1.12
---------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS              (0.40)     (0.57)      1.50      3.02      1.48
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income           0.06        0.37      0.36      0.34      0.36
In Excess of Net Investment Income             0.00        0.00      0.00      0.00      0.05
Distributions from Capital Gains               0.62        0.06      0.37      0.08      0.00
In Excess of Capital Gains                     1.29        0.00      0.00      0.00      0.00
---------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            1.97        0.43      0.73      0.42      0.41
---------------------------------------------------------------------------------------------
Net Asset Value - End of Period               13.21      $15.58    $16.58    $15.81    $13.21
=============================================================================================

TOTAL RETURN(a)                             (2.17%)     (3.40%)     9.56%    22.91%    12.18%

RATIOS
Net Assets  End of Period ($000 Omitted)    $19,851     $27,739   $35,630   $23,268   $13,513
Ratio of Expenses to Average Net
  Assets(b)(c)                                1.21%       1.17%     1.01%     0.92%     0.94%
Ratio of Net Investment Income to
  Average Net Assets(b)                       2.38%       2.14%     2.50%     3.07%     3.44%
Portfolio Turnover Rate                        103%         36%       17%       27%       12%

(a) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(b) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2000, 1998, 1997 and 1996. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.44%, 1.01%, 1.10% and 1.30%, respectively, and ratio of net investment income to average net assets would have been 2.15%, 2.50%, 2.89% and 3.08%, respectively.
(c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).

APRIL 30, 2001

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - TOTAL RETURN FUND

You may obtain additional information about the Fund from several sources.

FINANCIAL   REPORTS.   Although  this   Prospectus   describes  the  Fund's
anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2001 is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.



P92  811-8038

PROSPECTUS | APRIL 30, 2001
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - UTILITIES FUND

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

TABLE OF CONTENTS
Investment Goals, Strategies And Risks.......................................133
Fund Performance.............................................................134
Fees And Expenses............................................................135
Investment Risks.............................................................135
Principal Risks Associated With The Fund.....................................136
Temporary Defensive Positions................................................137
Fund Management..............................................................137
Portfolio Manager............................................................138
Share Price..................................................................138
Taxes........................................................................138
Dividends And Capital Gain Distributions.....................................139
Voting Rights................................................................139
Financial Highlights.........................................................140

                        [INVESCO ICON] INVESCO FUNDS(R)

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT  INVESTMENTS  AND MARKET

The Fund seeks to make an investment  grow.  It also seeks current  income.
The  Fund  is  aggressively  managed.  The  Fund  invests  primarily  in  equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other instruments whose values are based upon the values of equity securities.

The Fund invests primarily in equity securities of companies that produce, generate, transmit or distribute natural gas or electricity, as well as in companies that provide telecommunications services, including local, long distance and wireless, and excluding broadcasting. A portion of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in a particular sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the utilities sector;
o At least 50% of its assets must be devoted to producing revenues from the utilities sector; or
o Based on other available information, we determine that its primary business is within the utilities sector.

INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. We prefer markets and industries where leadership is in a few hands, and we tend to avoid slower-growing markets or industries.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's
growth   potential.    Growth-oriented   funds   typically   will   underperform
value-oriented funds when investor sentiment favors the value investing style.

The Fund's investments are diversified across the utilities sector. However, because those investments are limited to a comparatively narrow segment of the economy, the Fund's investments are not as diversified as investments of most mutual funds and far less diversified than the broad securities markets. This means that the Fund tends to be more volatile than other mutual funds, and the values of its portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly.

Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas and risks associated with nuclear power facilities may adversely affect the market value of the Fund's holdings. The recent trend towards deregulation in the utility industries presents special risks. Some companies may be faced with increased competition and may become less profitable.

INVESCO seeks to keep the portfolio diversified across the electric utilities, natural gas and telecommunications industries. Weightings within the various industry segments are continually monitored to prevent extreme tilts in the Fund's portfolio, and INVESCO adjusts the portfolio weightings depending on the prevailing economic conditions.

The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance for the years ended December 31 (commonly known as its "total return") since inception. The table below shows average annual total returns for various periods ended December 31, 2000 for the Fund compared to the S&P 500 Index and the S&P Utility Index. The information in the chart and table illustrates the variability of the Fund's total returns and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

The chart below contains the following plot points:

--------------------------------------------------------------------------------
                               VIF-UTILITIES FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]

             1996       1997       1998       1999      2000
            12.76%     23.41%     25.48%     19.13%     5.28%
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/98     17.18%
Worst Calendar Qtr.      6/00     (8.68%)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURN(1)
                                                      AS OF 12/31/00
                                     -------------------------------------------
                                       1 YEAR     5 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
VIF - Utilities Fund                    5.28%      16.97%         15.64%(2)
S&P 500 Index(3)                       (9.10%)     18.33%         21.33%(4)
S&P Utility Index(3)                   59.67%      16.51%         20.29%(4)
--------------------------------------------------------------------------------

(1) Total  return  figures  include   reinvested   dividends  and  capital  gain
    distributions  and the effect of the  Fund's  expenses.
(2) The Fund  commenced investment  operations on January 3, 1995.
(3) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market, while the S&P Utility Index is an unmanaged index of domestic utilities stocks. Please keep in mind that the indexes do not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.
(4) Performance for the indexes are calculated from January 31, 1994 to December 31, 2000.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF - UTILITIES FUND
Management Fees                                 0.60%
Distribution and Service (12b-1) Fees           None
Other Expenses(1),(2)                           0.81%
                                                ----
Total Annual Fund Operating Expenses(1),(2)     1.41%
                                                ====

(1) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.

(2) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2000 were 0.62% and 1.22%, respectively, of the Fund's average net assets.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
                             $144      $446       $771       $1,691

[ARROWS ICON] INVESTMENT RISKS

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS
Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

       CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

       POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

       REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

       DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

       EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

       As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

               ---------------------------------------------------

Although the Fund generally invests in equity securities of companies doing business in the utilities sector, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                              RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)                     Market, Information,
These are securities issued by U.S. banks               Political, Regulatory,
that represent shares of foreign corporations           Diplomatic, Liquidity
held by those banks.  Although traded in U.S.           and Currency Risks
securities markets and valued in U.S. dollars,
ADRs carry most of the risks of investing
directly in foreign securities.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                   Counterparty Risk
A contract under which the seller of a security
agrees to buy it back at an agreed-upon price
and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When  securities   markets  or  economic   conditions  are  unfavorable  or
unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $402.6 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $35.9 billion for more than 2,798,779 shareholder accounts in 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid 0.60% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 2000.

[INVESCO ICON] PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

BRIAN B. HAYWARD, a senior vice president of INVESCO, is the portfolio manager of the Fund. Before joining INVESCO in 1997, Brian was a senior equity analyst with Mississippi Valley Advisors in St. Louis, Missouri. He is a Chartered Financial Analyst. Brian holds an M.A. in Economics and a B.A. in Mathematics from the University of Missouri.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 2000 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                            YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------------------
                                                 2000      1999      1998     1997      1996
PER SHARE DATA
Net Asset Value - Beginning of Period          $20.97    $17.78    $14.40   $11.95    $10.84
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                            0.17      0.22      0.25     0.31      0.13
Net Gains on Securities
   (Both Realized and Unrealized)                0.87      3.17      3.41     2.48      1.26
--------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 1.04      3.39      3.66     2.79      1.39
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income             0.03      0.20      0.24     0.29      0.13
In Excess of Net Investment Income               0.00      0.00      0.00     0.00      0.01
Distributions from Capital Gains                 0.92      0.00      0.03     0.05      0.14
In Excess of Net Realized Gains                  0.00      0.00      0.01     0.00      0.00
--------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              0.95      0.20      0.28     0.34      0.28
--------------------------------------------------------------------------------------------
Net Asset Value - End of Period                $21.06    $20.97    $17.78   $14.40    $11.95
============================================================================================

TOTAL RETURN(a)                                 5.28%    19.13%    25.48%   23.41%    12.76%

RATIOS
Net Assets - End of Period ($000 Omitted)     $12,300    $9,137    $6,993   $4,588    $2,660
Ratio of Expenses to Average Net Assets(b)(c)   1.22%     1.20%     1.08%    0.99%     1.16%
Ratio of Net Investment Income to
  Average Net Assets(b)                         0.94%     1.15%     1.73%    2.92%     2.92%
Portfolio Turnover Rate                           50%       40%       35%      33%       48%

(a) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(b) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2000, 1999, 1998, 1997 and 1996. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.41%, 1.53%, 1.60%, 2.07% and 5.36%, respectively, and ratio of net investment income (loss) to average net assets would have been 0.75%, 0.82%, 1.21%, 1.84% and (1.28%), respectively.
(c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).

APRIL 30, 2001

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - UTILITIES FUND

You may obtain additional information about the Fund from several sources.

FINANCIAL   REPORTS.   Although  this   Prospectus   describes  the  Fund's
anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2001 is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.



P94  811-8038

PROSPECTUS  |  APRIL 30, 2001
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - FINANCIAL SERVICES FUND
INVESCO VIF - HEALTH SCIENCES FUND
INVESCO VIF - TECHNOLOGY FUND
INVESCO VIF - TELECOMMUNICATIONS FUND
INVESCO VIF - DYNAMICS FUND

FIVE MUTUAL FUNDS SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

TABLE OF CONTENTS
Investment Goals, Strategies And Risks.......................................143
Fund Performance.............................................................146
Fees And Expenses............................................................149
Investment Risks.............................................................150
Principal Risks Associated With The Funds....................................150
Temporary Defensive Positions................................................152
Portfolio Turnover...........................................................152
Fund Management..............................................................152
Portfolio Managers...........................................................153
Share Price..................................................................154
Taxes........................................................................154
Dividends And Capital Gain Distributions.....................................154
Voting Rights................................................................154
Financial Highlights.........................................................155

                        [INVESCO ICON] INVESCO FUNDS(R)

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Funds.

The Funds are used solely as investment vehicles for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Funds directly. As an owner of a variable annuity or variable life insurance contract that offers the Funds as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Funds.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Funds.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Funds seek to make an investment grow. Telecommunications Fund also attempts to earn income. The Funds are aggressively managed, with the exception of Dynamics Fund, which is actively managed. The Funds invest primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

FACTORS THAT APPLY TO FINANCIAL SERVICES, HEALTH SCIENCES, TECHNOLOGY AND TELECOMMUNICATIONS FUNDS

Each Fund invests primarily in the equity securities of companies doing business in the economic sector described by its name. A portion of each Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the sector;
o At least 50% of its assets must be devoted to producing revenues from the sector; or
o Based on other available information, we determine that its primary business is within the sector.

INVESCO uses a "bottom up" investment approach to create each Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, each Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. We prefer markets and industries where leadership is in a few hands, and we tend to avoid slower-growing markets or industries.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's
growth   potential.    Growth-oriented   funds   typically   will   underperform
value-oriented funds when investor sentiment favors the value investing style.

Each Fund's investments are diversified across the sector on which it focuses. However, because each Fund's investments are limited to a comparatively narrow segment of the economy, each Fund's investments are not as diversified as investments of most mutual funds and far less diversified than the broad securities markets. This means the Funds tend to be more volatile than other mutual funds, and the value of their portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in a Fund may rise or fall rapidly.

The Funds are subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, lack of timely information and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Funds." An investment in any Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in a Fund may lose money.

[KEY ICON] INVESCO VIF - FINANCIAL SERVICES FUND

The Fund invests primarily in equity securities of companies involved in the financial services sector. These companies include, among others, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), and investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies).

We place a greater emphasis on companies that are increasing their revenue streams along with their earnings. We seek companies that we believe can grow their revenues and earnings in a variety of interest rate environments - although securities prices of financial services companies generally are interest rate-sensitive. We prefer companies that have both marketing expertise and superior technology, because INVESCO believes these companies are more likely to deliver products that match their customers' needs. We attempt to keep the portfolio holdings well-diversified across the entire financial services sector. We adjust portfolio weightings depending on current economic conditions and relative valuations of securities.

This sector generally is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in these industries depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of these industries, and the insurance industry in particular.

[KEY ICON] INVESCO VIF - HEALTH SCIENCES FUND

The Fund invests primarily in the equity securities of companies that develop, produce or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, health care facilities, and applied research and development of new products or services.

We target strongly managed, innovative companies with new products. INVESCO attempts to blend well-established health care firms with faster-growing, more dynamic entities. Well-established health care companies typically provide liquidity and earnings visibility for the portfolio and represent core holdings in the Fund. The remainder of the portfolio consists of faster-growing, more dynamic health care companies, which have new products or are increasing their market share of existing products. Many faster-growing health care companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices.

Many  of  these   activities  are  funded  or  subsidized  by  governments;
withdrawal or curtailment of this support could lower the profitability and market prices of such companies. Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services.

[KEY ICON] INVESCO VIF - TECHNOLOGY FUND

The Fund invests primarily in equity securities of companies engaged in technology-related industries. These include, but are not limited to, applied technology, biotechnology, communications, computers, electronics, Internet, IT services and consulting, software, telecommunications equipment and services, IT infrastructure, networking, robotics, and video. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.

A core portion of the Fund's portfolio is invested in market-leading technology companies that we believe will maintain or improve their market share regardless of overall economic conditions. These companies are usually large, established firms that are leaders in their fields and have a strategic advantage over many of their competitors. The remainder of the Fund's portfolio consists of faster-growing, more volatile technology companies that INVESCO believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

[KEY ICON] INVESCO VIF - TELECOMMUNICATIONS FUND

The Fund invests primarily in equity securities of companies engaged in the design, development, manufacture, distribution, or sale of communications services and equipment, and companies that are involved in supplying equipment or services to such companies.

The telecommunications sector includes companies that offer telephone services, wireless communications, satellite communications, television and movie programming, broadcasting, and Internet access.

We select stocks based on projected total return for individual companies, while also analyzing country-specific factors that might affect stock performance or influence company valuation. Normally, the Fund will invest primarily in companies located in at least three different countries, although U.S. issuers will often dominate the portfolio. The Fund's portfolio emphasizes strongly managed market leaders, with a lesser weighting on small, faster-growing companies that offer new products or services and/or are increasing their market share.

[KEY ICON] INVESCO VIF - DYNAMICS FUND

The Fund invests primarily in common stocks of mid-sized companies -- those with market capitalizations between $2 billion and $15 billion at the time of purchase -- but also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities and bonds. The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions and other factors that INVESCO believes will lead to rapid sales or earnings growth.

The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund's investments are usually bought and sold relatively frequently.

The Fund is managed in the growth style. At INVESCO, growth investing starts with research from the "bottom up," and focuses on company fundamentals and growth prospects.

We seek securities for the Fund that meet the following standards:
o EXCEPTIONAL GROWTH: The markets and industries they represent are growing significantly faster than the economy as a whole.
o LEADERSHIP: They are leaders - or emerging leaders - in these markets, securing their positions through technology, marketing, distribution or some other innovative means.
o FINANCIAL VALIDATION: Their returns - in the form of sales unit growth, rising operating margins, internal funding and other factors - demonstrate exceptional growth and leadership.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's
growth   potential.    Growth-oriented   funds   typically   will   underperform
value-oriented funds when investor sentiment favors the value investing style.

While the Fund generally invests in mid-sized companies, the Fund sometimes invests in the securities of smaller companies. The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies, and the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. Although the Fund is diversified, it has the ability to concentrate investments in one or more sectors. If the portfolio co-managers allocate more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

The Fund is  subject  to other  principal  risks  such as  potential  conflicts, market, liquidity, counterparty, foreign securities, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Funds;" An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar charts below show the Funds' actual yearly performance for the years ended December 31 (commonly known as their "total return") since inception. The table below shows average annual total returns for various periods ended December 31, 2000 for each of those Funds compared to the following relevant indexes: S&P MidCap 400 Index and S&P 500 Index. The information in the charts and table illustrates the variability of each Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how a Fund will perform in the future.

Each Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

The charts below contain the following plot points:

--------------------------------------------------------------------------------
                           VIF-FINANCIAL SERVICES FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================

                               [GRAPHIC OMITTED]

                                     2000
                                    24.80%
--------------------------------------------------------------------------------
Best Calendar Qtr.    9/00    22.11%
Worst Calendar Qtr.   3/00    (0.99%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            VIF-HEALTH SCIENCES FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(3)
================================================================================

                               [GRAPHIC OMITTED]

                1998                  1999                   2000
                42.85%                4.85%                  30.54%
--------------------------------------------------------------------------------
Best Calendar Qtr.     12/98   15.79%
Worst Calendar Qtr.     6/99   (5.48%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               VIF-TECHNOLOGY FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(4)
================================================================================

                               [GRAPHIC OMITTED]

                 1998                 1999                   2000
                 25.69%               158.93%                (23.42%)
--------------------------------------------------------------------------------
Best Calendar Qtr.    12/99   66.65%
Worst Calendar Qtr.   12/00  (36.40%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           VIF-TELECOMMUNICATIONS FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================

                               [GRAPHIC OMITTED]

                                      2000
                                    (26.17%)
--------------------------------------------------------------------------------
Best Calendar Qtr.     12/99    59.40%
Worst Calendar Qtr.    12/00   (31.96%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                VIF-DYNAMICS FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(5)
================================================================================

                               [GRAPHIC OMITTED]

                 1998                  1999              2000
                 19.35%               55.60%            (3.55%)
--------------------------------------------------------------------------------
Best Calendar Qtr.     12/99    33.23%
Worst Calendar Qtr.    12/00   (22.99%)
--------------------------------------------------------------------------------

                                               AVERAGE ANNUAL TOTAL RETURN
                                                      AS OF 12/31/00
                                        ----------------------------------------
                                            1 YEAR               SINCE INCEPTION
--------------------------------------------------------------------------------
VIF - Financial Services Fund               24.80%                     29.01%(2)
VIF - Telecommunications Fund              (26.17%)                    16.41%(2)
S&P 500 Index(6)                            (9.10%)                     3.51%(7)
VIF - Health Sciences Fund                  30.54%                     23.73%(3)
VIF - Technology Fund                      (23.42%)                    33.73%(4)
S&P 500 Index(6)                            (9.10%)                    14.69%(8)
VIF - Dynamics Fund                         (3.55%)                    20.18%(5)
S&P MidCap 400 Index(6)                     17.50%                     17.51%(9)

(1) Total  return  figures  include   reinvested   dividends  and  capital  gain
    distribution and the effect of the Fund's expenses.
(2) The Fund commenced  investment  operations on September 21, 1999.
(3) The Fund commenced  investment  operations  on  May  22,  1997.
(4) The  Fund  commenced investment  operations  on May  21,  1997.
(5) The  Fund  commenced  investment operations  on August  25,  1997.
(6) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. The S&P MidCap 400 Index is an unmanaged index that shows performance of domestic mid-capitalization stocks. Please keep in mind that the indexes do not pay brokerage, management or administrative expenses, all of which are paid by the Funds and are reflected in their annual return.
(7) Performance information for the index is calculated from September 30, 1999 to December 31, 2000 for the since inception total return for the VIF-Financial Services and VIF-Telecommunications Funds.
(8) Performance information for the index is calculated from May 31, 1997 to December 31, 2000 for the since inception total return for the VIF-Health Sciences and VIF-Technology Funds.
(9) Performance information for the index is calculated from August 31, 1997 to December 31, 2000 for the since inception total return for the VIF-Dynamics Fund.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF - FINANCIAL SERVICES FUND
Management Fees                                    0.75%
Distribution and Service (12b-1) Fees              None
Other Expenses(1),(2)                              0.34%
                                                   ----
Total Annual Fund Operating Expenses(1),(2)        1.09%
                                                   ====

VIF - HEALTH SCIENCES FUND
Management Fees                                    0.75%
Distribution and Service (12b-1) Fees              None
Other Expenses(1),(2)                              0.32%
                                                   ----
Total Annual Fund Operating Expenses (1),(2)       1.07%
                                                   ====

VIF - TECHNOLOGY FUND
Management Fees                                    0.72%
Distribution and Services (12b-1) Fees             None
Other Expenses(1),(2)                              0.30%
                                                   ----
Total Annual Fund Operating Expense (1),(2)        1.02%
                                                   ====

VIF - TELECOMMUNICATIONS FUND
Management Fees                                    0.75%
Distribution and Services (12b-1) Fees             None
Other Expenses (1),(2)                             0.31%
                                                   ----
Total Annual Fund Operating Expenses (1),(2)       1.06%
                                                   ====

VIF - DYNAMICS FUND
Management Fees                                    0.75%
Distribution and Services (12b-1) Fees             None
Other Expenses (1),(2)                             0.34%
                                                   ----
Total Annual Fund Operating Expenses (1),(2)       1.09%
                                                   ====

(1) The Funds' Actual Total Annual Fund Operating Expenses were lower than the figures shown because their custodian fees were reduced under an expense offset arrangement.

(2) Certain expenses of the Funds were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, VIF-Dynamics Fund's, VIF-Financial Services Fund's, VIF-Health Sciences Fund's, VIF-Technology Fund's and VIF-Telecommunications Fund's, Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2000 were insignificant.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to a Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that a Fund's operating expenses remain the same. Although the actual costs and performance of each Fund may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR     3 YEARS      5 YEARS     10 YEARS
VIF-Financial Services Fund       $111       $347         $601        $1,329
VIF-Health Sciences Fund          $109       $340         $590        $1,306
VIF-Technology Fund               $104       $325         $563        $1,248
VIF-Telecommunications Fund       $108       $337         $585        $1,294
VIF-Dynamics Fund                 $111       $347         $601        $1,329

[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to a Fund. The principal risks of any mutual fund, including the Funds, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE  LOSS  OF   INVESTMENT.   A  mutual  fund  cannot   guarantee  its
performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Funds will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of a Fund's underlying investments and changes in the equity markets as a whole.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUNDS

You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to a Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS
Although it is unlikely, there potentially may be differing interests involving the Funds among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of a Fund's investments. Certain stocks selected for any Fund's portfolio may decline in value more than the overall stock market.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. VIF-Dynamics,
VIF-Financial Services, VIF-Health Sciences and VIF-Technology Fund may each invest up to 25% of its assets in securities of non-U.S. issuers; VIF-Telecommunications Fund may invest an unlimited amount of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

       CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

       POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

       REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

       DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

       EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

       As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LIQUIDITY RISK
A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
A Fund's investments may be bought and sold relatively frequently. A high turnover rate may result in higher brokerage commissions.

                ------------------------------------------------

Although VIF - Dynamics Fund generally invests in publicly traded equity securities of growing companies; and VIF - Financial Services, VIF - Health Sciences, VIF - Technology and VIF - Telecommunications Funds generally invest in equity securities of companies that are related to their respective sectors, the Funds also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of any Fund's principal investment strategy, they may constitute a significant portion of a Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                              RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)                     Market, Information,
These are securities issued by U.S. banks               Political, Regulatory,
that represent shares of foreign corporations           Diplomatic, Liquidity
held by those banks.  Although traded in U.S.           and Currency Risks
securities markets and valued in U.S. dollars,
ADRs carry most of the risks of investing
directly in foreign securities.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                   Counterparty Risk
A contract under which the seller of a security
agrees to buy it back at an agreed-upon price
and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When  securities   markets  or  economic   conditions  are  unfavorable  or
unsettled, we might try to protect the assets of each Fund by investing in securities that are highly liquid such as high-quality money market instruments, like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of any Fund. We have the right to invest up to 100% of each Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade each Fund's portfolio. Therefore, a Fund may have a higher portfolio turnover rate than many other mutual funds. The Funds with higher-than-average portfolio turnover rates for the fiscal year ended December 31, 2000, were:

             VIF-Financial Services Fund           114%
             VIF-Health Sciences Fund              145%

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect a Fund's performance because it results in higher brokerage commissions.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $402.6 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $35.9 billion for more than 2,798,779 shareholder accounts in 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).


A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Funds' distributor and is responsible for the sale of the Funds' shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the fiscal year ended December 31, 2000:

--------------------------------------------------------------------------------
                                         ADVISORY FEE AS A PERCENTAGE OF AVERAGE
FUND                                       ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------
VIF-Financial Services Fund                               0.75%
VIF-Health Sciences Fund                                  0.75%
VIF-Technology Fund                                       0.72%
VIF-Telecommunications Fund                               0.75%
VIF-Dynamics Fund                                         0.75%
--------------------------------------------------------------------------------

[INVESCO ICON] PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of their respective Fund's or Funds' portfolio holdings:

FUND                                         PORTFOLIO MANAGER(S)

VIF - Financial Services                     Jeffrey G. Morris
VIF - Health Sciences                        Thomas R. Wald
VIF - Technology                             William R. Keithler
VIF - Telecommunications                     Brian B. Hayward
VIF - Dynamics                               Timothy J. Miller
                                             Thomas R. Wald

BRIAN B. HAYWARD, a senior vice president of INVESCO, is the portfolio manager of VIF-Telecommunications Fund. Before joining INVESCO in 1997, Brian was a senior equity analyst with Mississippi Valley Advisors in St. Louis, Missouri. He is a Chartered Financial Analyst. Brian holds an M.A. in Economics and a B.A. in Mathematics from the University of Missouri.

WILLIAM R. KEITHLER, Director of Sector Management and a senior vice president of INVESCO, is the portfolio manager of VIF-Technology Fund. Before re-joining INVESCO in 1998, Bill was a portfolio manager with Berger Associates, Inc. He is a Chartered Financial Analyst. Bill holds an M.S. from the University of Wisconsin - Madison and a B.A. from Webster College.

TIMOTHY J. MILLER, Chief Investment Officer and a director and senior vice president of INVESCO, is the lead portfolio manager of VIF-Dynamics Fund. Before joining INVESCO in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a Chartered Financial Analyst. Tim holds an M.B.A. from the University of Missouri - St. Louis and a B.S.B.A. from St. Louis University.

JEFFREY G. MORRIS, a vice president of INVESCO, is the portfolio manager of VIF-Financial Services Fund. Jeff joined INVESCO in 1992 and is a Chartered Financial Analyst. Jeff holds an M.S. in Finance from the University of Colorado-Denver and a B.S. in Business Administration from Colorado State University.

THOMAS R. WALD, a vice president of INVESCO, is a co-portfolio manager of VIF-Dynamics Fund and VIF-Health Sciences Fund. Before joining INVESCO in 1997, Tom was an analyst with Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He is a Chartered Financial Analyst. Tom holds an M.B.A. from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST & DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of a Fund's shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Funds are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of a Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Funds, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Funds would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Funds on that day.

[GRAPH ICON] TAXES

Each Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If a Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Funds are insurance  companies (such as the one that issues your contract), you would not be considered to be an owner of shares of a Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

Each Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by a Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Funds' net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Funds are reinvested in additional shares of a Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of each Fund are owned by your insurance company and not by you directly, you will not vote shares of a Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Funds for the past five years (or, if shorter, the period of a Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the tables represent the annual percentages that an investor would have earned (or lost) on an investment in a share of a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 2000 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                 YEAR ENDED         PERIOD ENDED
                                                DECEMBER 31          DECEMBER 31
--------------------------------------------------------------------------------
INVESCO VIF-FINANCIAL SERVICES FUND                    2000              1999(a)
PER SHARE DATA
Net Asset Value  Beginning of Period                 $11.10               $10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                  0.03                 0.01
Net Gains on Securities
   (Both Realized and Unrealized)                      2.72                1.09
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                       2.75                1.10
================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(b)                0.00                 0.00
Distributions In Excess of Capital Gains               0.01                 0.00
================================================================================
TOTAL DISTRIBUTIONS                                    0.01                 0.00
================================================================================
Net Asset Value - End of Period                      $13.84               $11.10
================================================================================

TOTAL RETURN(c)                                      24.80%            11.00%(d)

RATIOS
Net Assets -  End of Period ($000 Omitted)         $220,316               $9,179
Ratio of Expenses to Average Net Assets(e)(f)         1.09%             1.39%(g)
Ratio of Net Investment Income to
  Average Net Assets(e)                               0.66%             0.67%(g)
Portfolio Turnover Rate                                114%               37%(d)

(a) From September 21, 1999, commencement of investment operations, through December 31, 1999.
(b) Distributions from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2000.
(c) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Various expenses of the Fund were voluntarily absorbed by INVESCO for the year ended December 31, 2000 and the period ended December 31, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.09% and 2.48%(annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 0.66% and (0.42%)(annualized), respectively.
(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(g) Annualized

                                                                    PERIOD ENDED
                                          YEAR ENDED DECEMBER 31     DECEMBER 31
--------------------------------------------------------------------------------
INVESCO VIF-HEALTH SCIENCES FUND          2000     1999       1998       1997(a)
PER SHARE DATA
Net Asset Value - Beginning of Period   $16.02   $15.29     $11.04        $10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income                     0.05     0.02       0.05          0.10
Net Gains on Securities
   (Both Realized and Unrealized)         4.84     0.72       4.66          0.94
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS          4.89     0.74       4.71          1.04
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income(c)   0.00     0.01       0.03          0.00
Distributions from Capital Gains          0.00     0.00       0.34          0.00
In Excess of Net Realized Gains           0.02     0.00       0.09          0.00
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                       0.02     0.01       0.46          0.00
--------------------------------------------------------------------------------
Net Asset Value - End of Period         $20.89   $16.02     $15.29        $11.04
================================================================================

TOTAL RETURN(d)                         30.54%    4.86%      42.85%    10.40%(e)

RATIOS
Net Assets - End of Period ($000
  Omitted)                            $353,398  $11,652      $2,378         $423
Ratio of Expenses to Average Net
  Assets (f)(g)                          1.07%    1.48%       1.27%     0.60%(h)
Ratio of Net Investment Income to
  Average Net Assets(f)                  0.68%    0.36%       0.35%     2.34%(h)
Portfolio Turnover Rate                   145%     173%        107%      112%(e)

(a) From May 22, 1997, commencement of investment operations, through December 31, 1997.
(b) The per share information was computed based on average shares for the year ended December 31, 1998.
(c) Dividends from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2000.
(d) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2000, 1999 and 1998, and all of the expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.07%, 2.85%, 4.20% and 21.45% (annualized), respectively, and ratio of net investment income
    (loss) to average net assets would have been 0.68%, (1.01%), (2.58%) and (18.51%) (annualized), respectively.
(g) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(h) Annualized

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                          PERIOD ENDED
                                                YEAR ENDED DECEMBER 31     DECEMBER 31
--------------------------------------------------------------------------------------
INVESCO VIF-TECHNOLOGY FUND                   2000      1999     1998          1997(a)
PER SHARE DATA
Net Asset Value - Beginning of Period       $37.13    $14.34      $11.49        $10.00
--------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)             (0.01)    (0.00)      (0.03)          0.05
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)           (8.68)     22.79        2.96          1.44
--------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS            (8.69)     22.79        2.93          1.49
--------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income          0.00      0.00        0.01          0.00
In Excess of Net Investment Income            0.00      0.00        0.01          0.00
Distributions from Capital Gains              0.00      0.00        0.06          0.00
In Excess of Capital Gains                    0.07      0.00        0.00          0.00
--------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                           0.07      0.00        0.08          0.00
--------------------------------------------------------------------------------------
Net Asset Value  End of Period              $28.37    $37.13      $14.34        $11.49
======================================================================================

TOTAL RETURN (c)                          (23.42%)   158.93%      25.69%     14.80%(d)

RATIOS
Net Assets  End of Period ($000 Omitted)  $443,773   $93,992      $1,577          $414
Ratio of Expenses to Average Net
  Assets(f)                                  1.02%     1.31%       1.40%      0.48%(g)
Ratio of Net Investment Income (Loss) to
  Average Net Assets(e)                    (0.34%)   (0.40%)     (0.14%)      0.95%(g)
Portfolio Turnover Rate                        82%       95%        239%       102%(d)

(a) From May 21, 1997, commencement of investment operations, through December 31, 1997.
(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended December 31, 1999.
(c) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2000, 1999 and 1998, and all of the expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1997. If such expenses had not been voluntarily absorbed , ratio of expenses to average net assets would have been 1.02%, 1.52%, 6.47% and 19.25% (annualized), respectively, and ratio of net investment loss to average net assets would have been (0.34%), (0.61%), (5.21%) and (17.82%) (annualized), respectively.
(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(g) Annualized

                                                   YEAR ENDED       PERIOD ENDED
                                                  DECEMBER 31        DECEMBER 31
--------------------------------------------------------------------------------
INVESCO VIF-TELECOMMUNICATIONS FUND                      2000            1999(a)
PER SHARE DATA
Net Asset Value - Beginning of Period                  $16.45             $10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)                        (0.00)               0.00
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                      (4.30)               6.45
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                       (4.30)               6.45
================================================================================
LESS DISTRIBUTIONS
Distributions In Excess of Net
  Investment Income(c)                                  0.00                0.00
Distributions In Excess of Capital Gains                0.04                0.00
================================================================================
TOTAL DISTRIBUTIONS                                     0.04                0.00
================================================================================
Net Asset Value - End of Period                       $12.11              $16.45
================================================================================

TOTAL RETURN(d)                                     (26.17%)           64.50%(e)

RATIOS
Net Assets - End of Period ($000 Omitted)          $207,644              $67,650
Ratio of Expenses to Average Net Assets(f)(g)         1.06%             1.27%(h)
Ratio of Net Investment Income (Loss)
  to Average Net Assets(f)                          (0.16%)             0.11%(h)
Portfolio Turnover Rate                                 51%               15%(e)

(a) From September 21, 1999, commencement of investment operations, through December 31, 1999.
(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended December 31, 2000 and for the period ended December 31, 1999.
(c) Distributions In Excess of Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2000.
(d) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Various expenses of the Fund were voluntarily absorbed by INVESCO for the year ended December 31, 2000 and the period ended December 31, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.06% and 1.28% (annualized), respectively and ratio of net investment income (loss) to average net assets would have been (0.16%) and 0.10% (annualized), respectively.
(g) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(h) Annualized

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                          PERIOD ENDED
                                                YEAR ENDED DECEMBER 31     DECEMBER 31
--------------------------------------------------------------------------------------
INVESCO VIF-DYNAMICS FUND                     2000      1999     1998          1997(a)
PER SHARE DATA
Net Asset Value - Beginning of Period       $18.90    $12.15      $10.34        $10.00
--------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)             (0.00)      0.00      (0.00)          0.02
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)           (0.67)      6.75        1.98          0.32
--------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS            (0.67)      6.75        1.98          0.34
--------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income(c)       0.00      0.00        0.02          0.00
In Excess of Net Investment Income(c)         0.00      0.00        0.00          0.00
Distributions from Capital Gains              0.00      0.00        0.15          0.00
In Excess of Capital Gains                    0.02      0.00        0.00          0.00
--------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                           0.02      0.00        0.17          0.00
--------------------------------------------------------------------------------------
Net Asset Value - End of Period             $18.21    $18.90      $12.15        $10.34
======================================================================================

TOTAL RETURN(d)                            (3.55%)    55.60%      19.35%      3.40%(e)

RATIOS
Net Assets - End of Period ($000 Omitted) $170,610   $29,667        $308          $257
Ratio of Expenses to Average Net
  Assets(f)(g)                               1.09%     1.26%       1.45%      0.52%(h)
Ratio of Net Investment Income (Loss) to
  Average Net Assets(f)                    (0.24%)     0.04%     (0.64%)      0.63%(h)
Portfolio Turnover Rate                        58%       70%         55%        28%(e)

(a) From August 25, 1997, commencement of investment operations, through December 31, 1997.
(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the years ended December 31, 2000, 1999 and 1998.
(c) Distributions from net investment income and in excess of net investment income aggregated less than $0.01 on a per share basis for the year ended December 31, 1999.
(d) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the period shown.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2000, 1999 and 1998, and all of the expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.09%, 2.25%, 14.76% and 34.18% (annualized), respectively, and ratio of net investment loss to average net assets would have been (0.24%), (0.95%), (13.95%) and (33.03%) (annualized), respectively.
(g) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(h) Annualized

APRIL 30, 2001

INVESCO VARIABLE  INVESTMENT FUNDS,  INC.
INVESCO VIF - FINANCIAL  SERVICES FUND
INVESCO VIF - HEALTH  SCIENCES  FUND
INVESCO VIF - TECHNOLOGY  FUND
INVESCO VIF - TELECOMMUNICATIONS FUND
INVESCO VIF - DYNAMICS FUND

You may obtain additional information about the Funds from several sources.

FINANCIAL   REPORTS.   Although  this   Prospectus   describes  the  Funds'
anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds' actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as market and general economic trends affecting each Fund's performance. The annual report also includes the report of each Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2001 is a supplement to this Prospectus, and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectuses of the Funds may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectuses, SAI, annual reports, and semiannual reports of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectuses, SAI, annual reports or semiannual reports, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.



PSKV  811-8038

                       STATEMENT OF ADDITIONAL INFORMATION

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
                       INVESCO VIF - Blue Chip Growth Fund
                           INVESCO VIF - Dynamics Fund
                        INVESCO VIF - Equity Income Fund
                      INVESCO VIF - Financial Services Fund
                       INVESCO VIF - Health Sciences Fund
                          INVESCO VIF - High Yield Fund
                        INVESCO VIF - Market Neutral Fund
                   INVESCO VIF - Real Estate Opportunity Fund
                     INVESCO VIF - Small Company Growth Fund
                          INVESCO VIF - Technology Fund
                      INVESCO VIF - Telecommunications Fund
                         INVESCO VIF - Total Return Fund
                          INVESCO VIF - Utilities Fund

Address:                                  Mailing Address:

7800 E. Union Ave., Denver, CO 80237      P.O. Box 173706, Denver, CO 80217-3706

                                   Telephone:

                       In continental U.S., 1-800-525-8085

                                 April 30, 2001

--------------------------------------------------------------------------------

Prospectuses for INVESCO VIF - Blue Chip Growth, INVESCO VIF - Dynamics, INVESCO VIF - Equity Income, INVESCO VIF - Financial Services, INVESCO VIF - Health Sciences, INVESCO VIF - High Yield, INVESCO VIF - Market Neutral, INVESCO VIF - Real Estate Opportunity, INVESCO VIF - Small Company Growth, INVESCO VIF -
Technology,  INVESCO VIF -  Telecommunications,  INVESCO VIF - Total  Return and
INVESCO  VIF  -  Utilities  Funds  dated  April  30,  2001,  provide  the  basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectuses; in other words, this SAI is legally part of the Funds' Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses.

You may obtain, without charge, the current Prospectuses, SAI and annual and semiannual reports of the Funds by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, CO 80217-3706 , or by calling 1-800-525-8085. The
Prospectuses of the Funds are also available through the INVESCO Web site at invescofunds.com.

TABLE OF CONTENTS

The Company ......................................................163

Investments, Policies and Risks...................................163

Investment Restrictions ..........................................185

Management of the Funds ..........................................190

Other Service Providers...........................................219

Brokerage Allocation and Other Practices .........................220

Capital Stock ....................................................225

Tax Consequences of Owning Shares of a Fund ......................226

Performance ......................................................227

Code of Ethics....................................................230

Financial Statements............................................. 230

Appendix A........................................................231

THE COMPANY

The Company was incorporated under the laws of Maryland as INVESCO Variable Investment Funds, Inc. on August 19, 1993.

The Company is an open-end, diversified, no-load management investment company currently consisting of thirteen portfolios of investments: INVESCO VIF - Blue Chip Growth, INVESCO VIF - Dynamics, INVESCO VIF - Equity Income, INVESCO VIF - Financial Services, INVESCO VIF - Health Sciences, INVESCO VIF - High Yield, INVESCO VIF - Market Neutral, INVESCO VIF - Real Estate Opportunity, INVESCO VIF
- Small Company Growth, INVESCO VIF - Technology, INVESCO VIF - Telecommunications, INVESCO VIF - Total Return and INVESCO VIF - Utilities Funds (each a "Fund" and, collectively, the "Funds"). Additional Funds may be offered in the future. The Company's shares are not offered directly to the public, but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A
"management" investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds.

INVESTMENTS, POLICIES AND RISKS

The principal investments and policies of Market Neutral Fund are discussed in the Fund's Prospectus. Market Neutral Fund may invest in equity securities of companies traded on U.S. stock exchanges and U.S. Treasury bills. In addition, Market Neutral Fund will engage in short sales. Please see below for additional disclosure regarding equity securities and short sales.

The principal investments and policies of the remaining Funds are also discussed in the Prospectuses of the Funds. The remaining Funds also may invest in the following securities and engage in the following practices.

ADRS -- American Depository Receipts, or ADRs, are securities issued by American banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Funds may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit ("CDs") issued by foreign banks and U.S. branches of foreign banks. The Funds limit investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of directors. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Funds may also invest in bankers' acceptances, time deposits and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. INVESCO Funds Group, Inc. ("INVESCO"), the Funds' investment adviser, will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either in an interest-bearing form or on a discounted basis, with maturities not exceeding 270 days.

DEBT SECURITIES -- Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which a Fund has invested.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." High Yield Fund invests primarily in junk bonds. Equity Income Fund may invest up to 15% of its portfolio in such securities. Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by a Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower-grade if it is rated Ba or less by Moody's or BB or less by S&P. Lower rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Although a Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's, Equity Income, Financial Services, Health Sciences, Real Estate Opportunity, Technology, Telecommunications and Utilities Funds' investments have generally been limited to debt securities rated B or higher by either S&P or Moody's. Blue Chip Growth, Dynamics, Equity Income and Small Company Growth Funds are not permitted to invest in bonds that are in default or are rated CCC or below by S&P or Caa or below by Moody's or, if unrated, are judged by INVESCO to be of equivalent quality. Total Return Fund may invest only in bonds rated BBB or higher by S&P or Baa or higher by Moody's, or, if unrated, are judged by INVESCO to be of equivalent quality. Debt securities rated lower than B by either S&P or Moody's are usually considered to be speculative. At the time of purchase, INVESCO will limit Fund investments to debt securities which INVESCO believes are not highly speculative and which are rated at least CCC by S&P or Caa by Moody's.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower-rated bonds by S&P (categories BB, B or CCC) include those that are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds having equivalent ratings from other ratings services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

The Funds may invest in zero coupon bonds, step-up bonds, mortgage-backed securities and asset-backed securities. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. A Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by a Fund. Mortgage-backed securities represent interests in pools of mortgages while asset-backed securities generally represent interests in pools of consumer loans. Both of these are usually set up as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported, at least in part, by letters of credit or other credit enhancements or, in the case of mortgage-backed securities, guarantees by the U.S. government, its agencies or instrumentalities. The underlying loans are subject to prepayments that may shorten the securities' weighted average lives and may lower their returns.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue CDs and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

EQUITY SECURITIES -- The Funds may invest in common, preferred and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Funds, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Funds seek when they invest in stocks and similar instruments.

Instead, the Funds seek to invest in stocks that will increase in market value and may be sold for more than a Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what the company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Funds or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by a Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Funds also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above investment value, the market value of the convertible security generally will rise above investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

EUROBONDS AND YANKEE BONDS -- Bonds issued by foreign branches of U.S. banks ("Eurobonds") and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.

FOREIGN SECURITIES -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investment in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges are generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. Investment in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for a Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by a Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, all of which are outside the control of each Fund. Generally, the Funds' foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

FUTURES, OPTIONS AND OTHER FINANCIAL INSTRUMENTS

GENERAL. The adviser and/or sub-adviser may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of a Fund's investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in a Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, it relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Funds' ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of a Fund."

In addition to the instruments and strategies described below, the adviser and/or sub-adviser may use other similar or related techniques to the extent that they are consistent with a Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Funds'
Prospectuses or SAI will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectuses.

Special Risks. Financial Instruments and their use involve special considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of a Fund. If the adviser and/or sub-adviser employs a Financial Instrument that correlates imperfectly with a Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that a Fund has entered.

(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Funds are authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of a Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because the adviser and/ or sub-adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

(4) A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(5) As described below, the Funds are required to maintain assets as "cover," maintain segregated accounts or make margin payments when they take positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

Cover. Positions in Financial Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options. Each Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities. Options embody the possibility of large amounts of exposure, which will result in a Fund's net asset value being more sensitive to changes in the value of the related investment. A Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit from the transaction.

The Funds' ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If a Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indexes. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, a Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time a Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

Futures Contracts and Options on Futures Contracts. When a Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When a Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of a Fund's fixed-income portfolio. If the adviser and/or sub-adviser wishes to shorten the duration of a Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the adviser and/or sub-adviser wishes to lengthen the duration of a Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

At the inception of a futures contract, a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

Risks of Futures Contracts and Options Thereon. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, the adviser and/or sub-adviser may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

Index Futures. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of a Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If a Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

Foreign Currency Hedging Strategies--Special Considerations. A Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the adviser and/or sub-adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Forward Currency Contracts and Foreign Currency Deposits. The Funds may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Funds may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Funds may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the adviser anticipates that there will be a positive correlation between the two currencies.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends or interest payments involved generally will not be possible because the value of such securities, dividends or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the adviser anticipates. There is no assurance that the adviser's and/or sub-adviser's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time.

The Funds may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

Combined Positions. A Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

Turnover. The Funds' options and futures activities may affect their turnover rates and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

Swaps, Caps, Floors and Collars. The Funds are authorized to enter into swaps, caps, floors and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over-the-counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. The Funds may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the securities with the SEC, and otherwise obtaining listing on a securities exchange or in the over-the-counter market.

INVESTMENT COMPANY SECURITIES -- To manage their daily cash positions, the Funds may invest in securities issued by other investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Funds also may invest in Standard & Poor's Depository Receipts ("SPDRs") and shares of other investment companies. SPDRs are investment companies whose portfolios mirror the compositions of specific S&P indices, such as the S&P 500 and the S&P 400. SPDRs are traded on the American Stock Exchange. SPDR holders such as a Fund are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities held by the SPDR Trust, net of certain fees and expenses. The Investment Company Act of 1940, as amended (the "1940 Act"), limits investments in securities of other investment companies, such as the SPDR Trust. These limitations include, among others, that, subject to certain exceptions, no more than 10% of a Fund's total assets may be invested in securities of other investment companies, no more than 5% of its total assets may be invested in the securities of any one investment company and a Fund may not own more than 3% of the outstanding shares of any investment company. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

MUNICIPAL OBLIGATIONS -- Municipal debt securities including municipal bonds, notes and commercial paper. The VIF-High Yield Fund may invest in municipal obligations, but under normal circumstances does not intend to make significant investments in these securities.

The VIF-High Yield Fund may invest in the following types of municipal obligations:

      Municipal Bonds -- Municipal bonds are classified as general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues generated by a particular facility or class of facility, or in some cases from the proceeds of a special excise tax or specific revenue source. Industrial development obligations are a particular kind of municipal bond which are issued by or on behalf of public authorities to obtain funds for many kinds of local, privately operated facilities. Such obligations are, in most cases, revenue bonds that generally are secured by a lease with a particular private corporation.

      Municipal Notes -- Municipal notes are short-term debt obligations issued by municipalities which normally have a maturity at the time of issuance of six months to three years. Such notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are normally obligations of the issuing municipality or agency.

      Municipal Commercial Paper -- Municipal commercial paper consists of short-term debt obligations issued by municipalities. Although done so infrequently, municipal commercial paper may be issued at a discount (sometimes referred to as Short-Term Discount Notes). These obligations are issued to meet seasonal working capital needs of a municipality or interim construction financing and are paid from a municipality's general revenues or refinanced with long-term debt. Although the availability of municipal commercial paper has been limited, from time to time the amounts of such debt obligations offered have increased, and INVESCO believes that this increase may continue.

      Variable Rate Obligations -- The interest rate payable on a variable rate municipal obligation is adjusted either at predetermined periodic intervals or whenever there is a change in the market rate of interest upon which the interest rate payable is based. A variable rate obligation may include a demand feature pursuant to which the Fund would have the right to demand prepayment of the principal amount of the obligation prior to its stated maturity. The issuer of the variable rate obligation may retain the right to prepay the principal amount prior to maturity.

REITS -- Real Estate Investment Trusts are investment trusts that invest primarily in real estate and securities of businesses connected to the real estate industry.

REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements, or REPOs, on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements with commercial banks, registered broker-dealers or registered government securities dealers that are creditworthy under standards established by the Company's board of directors. The Company's board of directors has established standards that INVESCO and the applicable sub-adviser must use to review the creditworthiness of any bank, broker or dealer that is a party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. A Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

RULE 144A SECURITIES -- A Fund also may invest in securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable a Fund to sell a Rule 144A investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Company's board of directors has given INVESCO the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

SECURITIES LENDING -- Each Fund may lend its portfolio securities. The advantage of lending portfolio securities is that a Fund continues to have the benefits (and risks) of ownership of the loaned securities, while at the same time receiving interest from the borrower of the securities. The primary risk in lending portfolio securities is that a borrower may fail to return a portfolio security.

SHORT SALES (Market Neutral Fund only) -- This discussion relates solely to Market Neutral Fund; no other Fund intends to sell securities short (except to sell short "against the box."). Market Neutral Fund will sell a security short and borrow the same security from a broker or other institution to complete the sale. Market Neutral Fund will lose money on a short sale transaction if the price of the borrowed security increases between the date of the short sale and the date on which the Fund closes the short position; conversely, the Fund may realize a gain if the price of the borrowed security declines between those dates.

There is no guarantee that Market Neutral Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that the Fund is short the security, it is subject to the risk that the lender of the security will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If that occurs, the Fund may be "bought in" at the price required to purchase the security needed to close out the short position.

In short sale transactions, Market Neutral Fund's gain is limited to the price at which it sold the security short; its loss is limited only by the maximum price it must pay to acquire the security less the price at which the security was sold. In theory, losses from short sales may be unlimited. Further, because the Fund will attempt to remain market neutral, if the Fund must close out a short position at a time or price not of its choosing, it may also have to sell a corresponding security it owns at an unfavorable time or price in order to maintain market neutrality. Until a security that is sold short is acquired by the Fund, the Fund must pay the lender any dividends that accrue during the loan period. In order to borrow the security, the Fund usually is required to pay compensation to the lender. Short sales also cause the Fund to incur brokerage fees and other transaction costs. Therefore, the amount of any gain the Fund may receive from a short sale transaction is decreased -- and the amount of any loss increased -- by the amount of compensation to the lender, dividend and expenses Market Neutral Fund may be required to pay.

Until Market Neutral Fund replaces a borrowed security, it must segregate liquid securities or other collateral with a broker or other custodian in an amount equal to the current market value of the security sold short. The Fund expects to receive interest on the collateral it deposits. The use of short sales may result in Market Neutral Fund realizing more short-term capital gains than it would if the Fund did not engage in short sales.

SOVEREIGN DEBT -- In certain emerging countries, the central government and its agencies are the largest debtors to local and foreign banks and others. Sovereign debt involves the risk that the government, as a result of political considerations or cash flow difficulties, may fail to make scheduled payments of interest or principal and may require holders to participate in rescheduling of payments or even to make additional loans. If an emerging country government defaults on its sovereign debt, there is likely to be no legal proceeding under which the debt may be ordered repaid, in whole or in part. The ability or willingness of a foreign sovereign debtor to make payments of principal and interest in a timely manner may be influenced by, among other factors, its cash flow, the magnitude of its foreign reserves, the availability of foreign exchange on the payment date, the debt service burden to the economy as a whole, the debtor's then current relationship with the International Monetary Fund and its then current political constraints. Some of the emerging countries issuing such instruments have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance government programs, and may have other adverse social, political and economic consequences, including effects on the willingness of such countries to service their sovereign debt. An emerging country government's willingness and ability to make timely payments on its sovereign debt also are likely to be heavily affected by the country's balance of trade and its access to trade and other international credits. If a country's exports are concentrated in a few commodities, such country would be more significantly exposed to a decline in the international prices of one or more of such commodities. A rise in protectionism on the part of its trading partners, or unwillingness by such partners to make payment for goods in hard currency, could also adversely affect the country's ability to export its products and repay its debts. Sovereign debtors may also be dependent on expected receipts from such agencies and others abroad to reduce principal and interest arrearages on their debt. However, failure by the sovereign debtor or other entity to implement economic reforms negotiated with multilateral agencies or others, to achieve specified levels of economic performance, or to make other debt payments when due, may cause third parties to terminate their commitments to provide funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts.

The Funds may invest in debt securities issued under the "Brady Plan" in connection with restructurings in emerging country debt markets or earlier loans. These securities, often referred to as "Brady Bonds," are, in some cases, denominated in U.S. dollars and collateralized as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year's interest payments, on a rolling basis, are collateralized by cash or other investments. Brady Bonds are actively traded on an over-the-counter basis in the secondary market for emerging country debt securities. Brady Bonds are lower-rated bonds and are highly volatile.

U.S. GOVERNMENT SECURITIES -- Each Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of
Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. A Fund will invest in securities of such instrumentalities only when INVESCO and the applicable sub-advisers are satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

INVESTMENT RESTRICTIONS

The Funds operate under certain investment restrictions. For purposes of the following restrictions, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require elimination of any security from a Fund.

The following restrictions are fundamental and may not be changed without prior approval of a majority of the outstanding voting securities of a Fund, as defined in the 1940 Act. Each Fund may not:

    1.  purchase the securities of any issuer (other than securities  issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that:
    (i) Financial Services Fund may invest more than 25% of the value of its total assets in one or more industries relating to financial services; (ii) Health Sciences Fund may invest more than 25% of the value of its total assets in one or more industries relating to health care; (iii) the investments in the combined long and short portfolios of Market Neutral Fund may exceed 25% of the value of its total assets in one or more industries;
    (iv) Real Estate Opportunity Fund may invest more than 25% of the value of its total assets in one or more industries relating to the real estate industry; (v) Technology Fund may invest more than 25% of the value of its total assets in the one or more industries relating to technology; (vi) Telecommunications Fund may invest more than 25% of the value of its total assets in one or more industries relating to telecommunications; and (vii) Utilities Fund may invest more than 25% of the value of its total assets in one or more industries relating to the utilities industry;

    2. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of a Fund's total assets would be invested in the securities of that issuer, or (ii) a Fund would hold more than 10% of the outstanding voting securities of that issuer;

    3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act in connection with the disposition of the Fund's portfolio securities;

    4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings); with respect to Market Neutral Fund, short sales and related borrowings of securities and cash to satisfy margin requirements are not subject to this restriction;

    5.  issue senior securities, except as permitted under the 1940 Act;

    6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

    7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

    8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). This restriction shall not prohibit the Real Estate Opportunity Fund from directly holding real estate if such real estate is acquired by the Fund as a result of a default on debt securities held by the Fund.

    9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

    A. The Fund (with the exception of Market Neutral Fund) may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

    B. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)). This limitation shall not prevent Market Neutral Fund from borrowing money from brokers from time to time to meet margin requirements on the securities it sells short. Any such borrowings will be short-term in nature.

    C. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

    D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

    E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

In addition, with respect to a Fund that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

    Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by a Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. With respect to a Fund that is not a money market fund, securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

In order to enable California investors to allocate variable annuity or variable life insurance contract values to one or more of the Funds, the Company has committed to comply with the following guidelines: (i) the borrowing limits for any Fund are (a) 10% of net asset value when borrowing for any general purpose and (b) 25% of net asset value when borrowing as a temporary measure to facilitate redemptions (for purposes of this clause, the net asset value of a Fund is the market value of all investments or assets owned less outstanding liabilities of the Fund at the time that any new or additional borrowing is undertaken); and (ii) if a Fund invests in foreign companies, the foreign country diversification guidelines to be followed by the Fund are as follows:

          (a) The Fund will be invested in a minimum of five different foreign countries at all times. However, this minimum is reduced to four when foreign country investments comprise less than 80% of the Fund's net asset value, to three when less than 60% of such value, to two when less than 40% and to one when less than 20%.

          (b) Except as set forth in items (c) and (d) below, the Fund will have no more than 20% of its net asset value invested in securities of issuers located in any one country.

          (c) The Fund may have an additional 15% of its net asset value invested in securities of issuers located in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom, or Germany.

          (d) The Fund's investments in United States issuers are not subject to the foreign country diversification guidelines.

State insurance laws and regulations may impose additional limitations on lending securities and the use of options, futures and other derivative instruments.

Following  is  a  chart   outlining   some  of  the   limitations   pursuant  to
non-fundamental investment policies set by the board of directors without shareholder approval:

--------------------------------------------------------------------------------
                                                              SMALL COMPANY
INVESTMENT                BLUE CHIP GROWTH      DYNAMICS      GROWTH
--------------------------------------------------------------------------------
EQUITY SECURITIES         Unlimited             Unlimited     Normally, at least
                                                              65% in companies
                                                              with market
                                                              capitalizations of
                                                              $2 billion or less
--------------------------------------------------------------------------------
LOWER-RATED CORPORATE     Not Allowed                         Up to 5%
DEBT SECURITIES
--------------------------------------------------------------------------------
FOREIGN SECURITIES        Up to 25%             Up to 25%     Up to 25%
(PERCENTAGES EXCLUDE
ADRS AND SECURITIES OF
CANADIAN ISSUERS)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
INVESTMENT                EQUITY INCOME         HIGH YIELD    TOTAL RETURN
--------------------------------------------------------------------------------
DEBT SECURITIES           Normally, up to 35%   At least      Normally, a
                                                65% in        minimum of 30%
                                                securities    (investment
                                                maturing      grade only)
                                                at least
                                                three years
                                                after
                                                issuance
--------------------------------------------------------------------------------
EQUITY SECURITIES         Normally, at least                   Normally, a
                          65% in dividend-                     minimum of 30%;
                          paying common and                    the remainder
                          preferred stocks;                    will vary with
                          up to 30% in non-                    market conditions
                          dividend paying
                          common stock
--------------------------------------------------------------------------------
FOREIGN SECURITIES        Up to 25% (must be    Up to 25%      Up to 25%
(PERCENTAGES EXCLUDE      denominated and pay
ADRS AND SECURITIES       interest in U.S.
OF CANADIAN ISSUERS)      dollars)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                HEALTH        REAL ESTATE
INVESTMENT                FINANCIAL SERVICES    SCIENCES      OPPORTUNITY
--------------------------------------------------------------------------------
WITHIN SECTOR             Normally, at least    Normally,     Normally, at least
                          80% (a)               at least      65% and no one
                                                80% (a)       property type will
                                                              represent more
                                                              than 50% of the
                                                              Fund's total
                                                              assets (c)(d)
--------------------------------------------------------------------------------
OUTSIDE SECTOR            Up to 20%(b)          Up to 20%(b)  Up to 35%
--------------------------------------------------------------------------------
FOREIGN SECURITIES        Up to 25%             Up to 25%     Up to 25%
(PERCENTAGES EXCLUDE
ADRS AND SECURITIES
OF CANADIAN ISSUERS)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                TELE-
INVESTMENT                TECHNOLOGY            COMMUNICATIONS UTILITIES
--------------------------------------------------------------------------------
WITHIN SECTOR             Normally, at least    Normally,      Normally, at
                          80% (a)               at least       least 80%(a)
                                                65% (c)
--------------------------------------------------------------------------------
OUTSIDE SECTOR            Up to 20%(b)          Up to 35%;     Up to 20%(b)
                                                up to 35% in
                                                infrastructure
--------------------------------------------------------------------------------
FOREIGN SECURITIES        Up to 25%             Unlimited;     Up to 25%
(PERCENTAGES EXCLUDE                            may be 65%
ADRS AND SECURITIES                             or more
OF CANADIAN ISSUERS)
--------------------------------------------------------------------------------

(a) The Fund normally invests at least 80% of its assets in the equity securities (common and preferred stocks and convertible bonds) of companies primarily doing business in a specific business sector.
(b) The remainder of the Fund's assets may be invested in any securities or other instruments deemed appropriate by INVESCO, consistent with the Fund's investment policies and restrictions. These investments include, but are not limited to, debt securities issued by companies outside the Fund's business sector, short-term high grade debt obligations maturing no later than one year from the date of purchase (including U.S. government and agency securities, domestic bank certificates of deposit, commercial paper rated at least
A-2 by S&P or P-2 by  Moody's  and repurchase  agreements)  and  cash.
(c) At least 65% in equity securities - including common stocks, preferred stocks, securities convertible into common stocks and warrants; up to 35% in debt securities of which no more than 15% can be in junk bonds.
(d) Investment in unrated securities may not exceed 25% of the Fund's total assets. The Fund may not invest in bonds rated below B- by S&P or B by Moody's.

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISER

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the Company's investment adviser. INVESCO was founded in 1932 and serves as an investment adviser to:

      INVESCO Bond Funds, Inc.
      INVESCO Combination Stock & Bond Funds, Inc.
      INVESCO Counselor Series Funds, Inc. (formerly, INVESCO Advantage Series
         Funds, Inc.)
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc.
      INVESCO Stock Funds, Inc.
      INVESCO Treasurer's Series Funds, Inc.
      INVESCO Variable Investment Funds, Inc.

As of February 28, 2001, INVESCO managed 45 mutual funds having combined assets of $35.9 billion, on behalf of more than 2,798,779 shareholder accounts.

INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $402.6 billion in assets under management as of December 31, 2000.

AMVESCAP PLC's North American subsidiaries include:

      INVESCO Retirements, Inc. ("IRI"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, institutional plan providers and foreign governments.

            AMVESCAP   National   Trust   Company,   (formerly   known  as
            Institutional Trust Company doing business as INVESCO Trust Company), Atlanta, Georgia, a division of IRI, provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. This includes services such as recordkeeping, tax reporting and compliance. IRI acts as trustee or custodian to these plans. IRI accepts contributions and provides complete transfer agency functions: correspondence, sub-accounting, telephone communications and processing of distributions.

      INVESCO, Inc., Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income and real estate securities for institutional clients, including mutual funds and collective investment entities. INVESCO, Inc. includes the following Divisions:

            INVESCO Capital Management Division, Atlanta, Georgia, manages
            institutional   investment   portfolios,   consisting  primarily  of
            discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

            INVESCO Management & Research Division, Boston, Massachusetts, primarily manages pension and endowment accounts.

            PRIMCO Capital Management Division, Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of Section 401(k) retirement plans.

            INVESCO  Realty   Advisors   Division,   Dallas,   Texas,   is
            responsible for providing advisory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

            INVESCO (NY) Division, New York, is an investment adviser for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions and private individuals. INVESCO NY further serves as investment adviser to several closed-end investment companies, sub-adviser with respect to certain commingled employee benefit trusts and sub-adviser to INVESCO VIF - Market Neutral Fund.

      A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

      A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-adviser to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

      A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M 4YR, England.

THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment adviser to the Funds under an Investment Advisory Agreement dated February 28, 1997 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-adviser, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

   o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

   o maintaining a continuous investment  program for the Funds, consistent with
     (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

   o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

   o providing the Funds the benefit of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the adviser or any sub-adviser;

   o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and

   o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:

   o administrative;

   o internal accounting (including computation of net asset value);

   o clerical and statistical;

   o secretarial;

   o all other services necessary or incidental to the administration of the affairs of the Funds;

   o supplying the Company with officers, clerical staff and other employees;

   o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts;

   o conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including prospectuses, statements of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds);

   o supplying basic telephone service and other utilities; and

   o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Funds. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from each Fund. The fee is calculated at the annual rate of:

Equity Income and Total Return Funds

   o  0.75% on the first $500 million of each Fund's average net assets;

   o  0.65% on the next $500 million of each Fund's average net assets;

   o  0.55% of each Fund's average net assets from $1 billion;

   o  0.45% of each Fund's average net assets from $2 billion;

   o  0.40% of each Fund's average net assets from $4 billion;

   o  0.375% of each Fund's average net assets from $6 billion; and

   o  0.35% of each Fund's average net assets from $8 billion.

High Yield and Utilities Funds

   o  0.60% on the first $500 million of each Fund's average net assets;

   o  0.55% on the next $500 million of each Fund's average net assets;

   o  0.45% of each Fund's average net assets from $1 billion;

   o  0.40% of each Fund's average net assets from $4 billion;

   o  0.375% of each Fund's average net assets from $6 billion; and

   o  0.35% of each Fund's average net assets from $8 billion.

Small Company Growth, Health Sciences and Technology Funds

   o  0.75% on the first $350 million of each Fund's average net assets;

   o  0.65% on the next $350 million of each Fund's average net assets;

   o  0.55% of each Fund's average net assets from $700 million;

   o  0.45% of each Fund's average net assets from $2 billion;

   o  0.40% of each Fund's average net assets from $4 billion;

   o  0.375% of each Fund's average net assets from $6 billion; and

   o  0.35% of each Fund's average net assets from $8 billion.

Dynamics Fund

   o  0.75% on the first $1 billion of the Fund's average net assets;

   o  0.60% on the next $1 billion of the Fund's average net assets;

   o  0.45% of the Fund's average net assets from $2 billion;

   o  0.40% of the Fund's average net assets from $4 billion;

   o  0.375% of the Fund's average net assets from $6 billion; and

   o  0.35% of the Fund's average net assets from $8 billion;

Blue Chip Growth Fund

   o  0.85% on the first $500 million of the Fund's average net assets;

   o  0.75% on the next $500 million of the Fund's average net assets;

   o  0.65% of the Fund's average net assets from $1 billion;

   o  0.45% of the Fund's average net assets from $2 billion;

   o  0.40% of the Fund's average net assets from $4 billion;

   o  0.375% of the Fund's average net assets from $6 billion; and

   o  0.35% of the Fund's average net assets from $8 billion.

Real Estate Opportunity Fund

   o  0.90% on the first $500 million of the Fund's average net assets;

   o  0.75% on the next $500 million of the Fund's average net assets;

   o  0.65% of the Fund's average net assets from $1 billion;

   o  0.45% of the Fund's average net assets from $2 billion;

   o  0.40% of the Fund's average net assets from $4 billion;

   o  0.375% of the Fund's average net assets from $6 billion; and

   o  0.35% of the Fund's average net assets from $8 billion.

Financial Services, Market Neutral and Telecommunications Funds

   o  0.75% of each Fund's average net assets.

During the fiscal years ended December 31, 2000, 1999 and 1998, the Funds paid INVESCO advisory fees in the dollar amounts shown below. If applicable, the advisory fees were offset by credits in the amounts shown below, so that the Funds' fees were not in excess of the expense limitations shown below, which have been voluntarily agreed to by the Company and INVESCO.

                                  Advisory              Total Expense        Total Expense
                                  Fee Dollars           Reimbursements       Limitations
                                  -----------           --------------       -------------

BLUE CHIP GROWTH FUND
December 31, 2000                 $    25,453              $    31,083            1.50%
December 31, 1999                       5,079                   42,862            1.50%
December 31, 1998                       2,589                   32,023            1.50%(1)

DYNAMICS FUND
December 31, 2000                 $   928,420              $     1,028            1.15%
December 31, 1999                      29,422                   41,017            1.15%
December 31, 1998                       1,652                   36,773            1.15%(1)

EQUITY INCOME FUND
December 31, 2000                 $   801,406              $         0            1.15%
December 31, 1999                     528,557                        0            1.15%
December 31, 1998                     377,741                      245            1.15%(1)

FINANCIAL SERVICES FUND(2)
December 31, 2000                 $   695,422              $       430            1.25%
December 31, 1999                       9,483                   14,434            1.25%

HEALTH SCIENCES FUND
December 31, 2000                 $ 1,158,767              $       302            1.25%
December 31, 1999                      24,354                   45,308            1.25%
December 31, 1998                       9,945                   39,165            1.25%(1)

HIGH YIELD FUND
December 31, 2000                 $   345,524              $         0            1.05%
December 31, 1999                     293,782                        0            1.05%
December 31, 1998                     224,864                        0            1.05%(1)

MARKET NEUTRAL FUND(3)
December 31, 2000                 $    76,911              $    21,214            1.25%
December 31, 1999                      10,448                   15,164            1.25%

REAL ESTATE OPPORTUNITY FUND(4)
December 31, 2000                 $    11,025              $    43,812            1.35%
December 31, 1999                       5,110                   44,380            1.35%
December 31, 1998                       2,558                   18,881            1.35%(1)

SMALL COMPANY GROWTH FUND
December 31, 2000                 $   129,207              $    10,225            1.25%
December 31, 1999                      16,772                   53,048            1.25%
December 31, 1998                       2,726                   39,139            1.25%(1)

TECHNOLOGY FUND
December 31, 2000                 $ 3,127,126              $     2,662            1.25%
December 31, 1999                      92,023                   26,323            1.25%
December 31, 1998                       5,670                   38,752            1.25%(1)

TELECOMMUNICATIONS FUND(2)
December 31, 2000                 $ 1,760,524               $     1,364            1.25%
December 31, 1999                      50,901                     1,193            1.25%

TOTAL RETURN FUND
December 31, 2000                 $   154,217               $    46,708            1.15%
December 31, 1999                     244,455                         0            1.15%
December 31, 1998                     219,888                       196            1.15%(1)

UTILITIES FUND
December 31, 2000                 $    65,564               $    20,652            1.15%
December 31, 1999                      49,534                    26,909            1.15%
December 31, 1998                      32,195                    28,048            1.15%(1)

(1) Expense limitations prior to July 8, 1998 for Blue Chip Growth, Dynamics, Equity Income, Health Sciences, High Yield, Real Estate Opportunity, Small Company Growth, Technology, Total Return and Utilities Funds were 1.25%, 0.90%, 0.90%, 1.00%, 0.80%, 1.10%, 1.00%, 1.00%, 0.90% and 0.90%, respectively.

(2) The Fund commenced investment operations on September 21, 1999.
(3) The Fund commenced investment operations on November 10, 1999.
(4) The Fund commenced investment operations on April 1, 1998.

THE SUB-ADVISORY AGREEMENT

With respect to Market Neutral Fund, INVESCO (NY) Division ("INY") serves as sub-adviser to the Fund pursuant to a sub-advisory agreement dated August 30, 1999 (the "Sub-Agreement") with INVESCO.

The Sub-Agreement provides that INY, subject to the supervision of INVESCO, shall manage the investment portfolio of the Fund in conformity with the Fund's investment policies. These management services include: (a) managing the investment and reinvestment of all the assets, now or hereafter acquired, of the Fund, and executing all purchases and sales of portfolio securities; (b) maintaining a continuous investment program for the Fund, consistent with (i) the Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, as amended, and in any prospectus and/or statement of additional information of the Fund, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended; (c) determining what securities are to be purchased or sold for the Fund, unless otherwise directed by the directors of the Company or INVESCO, and executing transactions accordingly; (d) providing the Fund the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of long-range investment policy now or hereafter generally available to investment advisory customers of INY; (e) determining what portion of the Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and (f) making recommendations as to the manner in which voting rights, rights to consent to Company action and any other rights pertaining to the portfolio securities of the Fund shall be exercised.

The Sub-Agreement provides that, as compensation for its services, INY shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of the Fund's net assets. The sub-advisory fees are paid by INVESCO, NOT the Fund. The fees are calculated at the following annual rates:

Market Neutral Fund

   o   0.30% of the Fund's average net assets.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated June 1, 2000 with the Company.

The Administrative Services Agreement requires INVESCO to provide the following services to the Funds:

   o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

   o such  sub-accounting,   recordkeeping,   and  administrative  services  and
     functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

As full compensation for services provided under the Administrative Services Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of .0265% of the average net assets of each Fund.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement dated June 1, 2000 with the Company.

The Transfer Agency Agreement provides that each Fund pay INVESCO an annual fee of $5,000. This fee is paid monthly at the rate of 1/12 of the annual fee.

FEES PAID TO INVESCO

For the fiscal years ended December 31, 2000, 1999 and 1998, the Funds paid the following fees to INVESCO (in some instances, prior to the voluntary absorption of certain Fund expenses by INVESCO and the sub-adviser, where applicable):

                                               ADMINISTRATIVE      TRANSFER
                               ADVISORY        SERVICES            AGENCY
                               ----------      --------------      -----------

BLUE CHIP GROWTH FUND
December 31, 2000              $   25,453         $   16,536          $  5,000
December 31, 1999                   5,079             10,581             5,000
December 31, 1998                   2,589             10,047             5,000

DYNAMICS FUND
December 31, 2000              $  982,420         $  338,042          $  5,000
December 31, 1999                  29,422             41,017             5,000
December 31, 1998                   1,652             10,042             5,000

EQUITY INCOME FUND
December 31, 2000              $  801,406         $  240,582          $  5,000
December 31, 1999                 528,557            103,227             5,000
December 31, 1998                 377,741             25,519             5,000

FINANCIAL SERVICES FUND(1)
December 31, 2000              $  695,422         $  255,716          $  5,000
December 31, 1999                   9,483             14,434             1,389

HEALTH SCIENCES FUND
December 31, 2000              $1,158,767         $  419,439          $  5,000
December 31, 1999                  24,354             18,605             5,000
December 31, 1998                   9,945             11,874             5,000

HIGH YIELD FUND
December 31, 2000              $  345,524         $  162,609          $  5,000
December 31, 1999                 293,782            122,285             5,000
December 31, 1998                 224,864             26,312             5,000

MARKET NEUTRAL FUND(2)
December 31, 2000              $   76,911         $   37,175          $  5,000
December 31, 1999                  10,448              5,123               708

REAL ESTATE OPPORTUNITY FUND(3)
December 31, 2000              $   11,025         $   13,246          $  5,000
December 31, 1999                   5,110             11,222             5,000
December 31, 1998                   2,558              7,669             3,750

SMALL COMPANY GROWTH FUND
December 31, 2000              $  129,207         $   54,214          $  5,000
December 31, 1999                  16,772             14,763             5,000
December 31, 1998                   2,726             10,192             5,000

TECHNOLOGY FUND
December 31, 2000              $3,127,126         $1,156,628          $  5,000
December 31, 1999                  92,023             42,515             5,000
December 31, 1998                   5,670             11,005             5,000

TELECOMMUNICATIONS FUND(1)
December 31, 2000              $1,760,524         $  632,052          $  5,000
December 31, 1999                  50,901             20,763             1,389

TOTAL RETURN FUND
December 31, 2000              $  154,217         $   63,147          $  5,000
December 31, 1999                 244,455             54,679             5,000
December 31, 1998                 219,888             19,501             5,000

UTILITIES FUND
December 31, 2000              $   65,564         $   30,817          $  5,000
December 31, 1999                  49,534             19,441             5,000
December 31, 1998                  32,195             11,535             5,000

(1) The Fund commenced investment operations on September 21, 1999.
(2) The Fund commenced investment operations on November 10, 1999.
(3) The Fund commenced investment operations on April 1, 1998.

DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The board of directors has an audit committee comprised of four of the directors who are not affiliated with INVESCO (the "Independent Directors"). The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

The Company has a  management  liaison  committee  which  meets  quarterly  with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision.

The Company has a brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by the Funds, and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors.

The Company has a derivatives committee. The committee meets periodically to review derivatives investments made by the Funds. It monitors derivatives usage by the Funds and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies on such instruments adopted by the Company's board of directors. It reports on these matters to the Company's board of directors.

The Company has a legal committee, an insurance committee, a compensation committee and a Defined Benefit Deferred Compensation Plan ("Plan") committee. The committees meet when necessary to review legal, insurance, compensation and Plan matters of importance to the directors of the Company.

The Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the board of directors.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company or the Funds for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

All of the officers and directors of the Company hold comparable positions with the following funds, which, with the Company, are collectively referred to as the "INVESCO Funds":

      INVESCO Bond Funds, Inc.
      INVESCO Combination Stock & Bond Funds, Inc.
      INVESCO Counselor Series Funds, Inc. (formerly, INVESCO Advantage Series
         Funds, Inc.)
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.

      INVESCO Sector Funds, Inc.
      INVESCO Stock Funds, Inc.
      INVESCO Treasurer's Series Funds, Inc.
      INVESCO Variable Investment Funds, Inc.

The table below provides information about each of the Company's directors and officers. Their affiliations represent their principal occupations.


                                    Position(s) Held     Principal Occupation(s)
Name, Address, and Age              With Company         During Past Five Years

Mark H. Williamson (2)(3)(11)       President, Chief     President, Chief
7800 E. Union Avenue                Executive Officer    Executive Officer and
Denver, Colorado                    and Chairman of      Chairman of the Board
Age: 49                             the Board            of INVESCO Funds Group,
                                                         Inc.; President, Chief
                                                         Executive Officer and
                                                         Chairman of the Board
                                                         of INVESCO
                                                         Distributors, Inc.;
                                                         President, Chief
                                                         Operating Officer and
                                                         Chairman of the Board
                                                         of INVESCO Global
                                                         Health Sciences Fund;
                                                         formerly, Chairman and
                                                         Chief Executive Officer
                                                         of NationsBanc
                                                         Advisors, Inc.;
                                                         formerly, Chairman of
                                                         NationsBanc
                                                         Investments, Inc.

Fred A. Deering (1)(2)(7)(8)        Vice Chairman of     Trustee of INVESCO
1551 Larimer Street, #1701          the Board            Global Health Sciences
Denver, Colorado                                         Fund; formerly,
Age: 73                                                  Chairman of the
                                                         Executive Committee and
                                                         Chairman of the Board
                                                         of Security Life of
                                                         Denver Insurance
                                                         Company; Director of
                                                         ING American Holdings
                                                         Company and First ING
                                                         Life Insurance Company
                                                         of New York.

                                    Position(s) Held     Principal Occupation(s)
Name, Address, and Age              With Company         During Past Five Years

Victor L. Andrews, Ph.D.(4)(6)(10)  Director             Professor Emeritus,
34 Seawatch Drive                                        Chairman Emeritus and
Savannah, Georgia                                        Chairman of the CFO
Age: 70                                                  Roundtable of the
                                                         Department of Finance
                                                         of Georgia State
                                                         University; President,
                                                         Andrews Financial
                                                         Associates, Inc.
                                                         (consulting firm);
                                                         Director of The
                                                         Sheffield Funds, Inc.;
                                                         formerly, member of the
                                                         faculties of the
                                                         Harvard Business School
                                                         and the Sloan School of
                                                         Management of MIT.

Bob R. Baker (2)(4)(5)(9)           Director             Consultant (since
37 Castle Pines Dr. N.                                   2000); formerly,
Castle Rock, Colorado                                    President and Chief
Age: 64                                                  Executive Officer (1989
                                                         to 2000) of AMC Cancer
                                                         Research Center,
                                                         Denver, Colorado; until
                                                         mid-December 1988, Vice
                                                         Chairman of the Board
                                                         of First Columbia
                                                         Financial Corporation,
                                                         Englewood, Colorado;
                                                         formerly, Chairman of
                                                         the Board and Chief
                                                         Executive Officer of
                                                         First Columbia
                                                         Financial Corporation.

Charles W. Brady(3)                 Director             Chief Executive Officer
1315 Peachtree St., N.E.                                 and Chairman of
Atlanta, Georgia                                         AMVESCAP PLC, London,
Age: 65                                                  England and various
                                                         subsidiaries of
                                                         AMVESCAP PLC; Trustee
                                                         of INVESCO Global
                                                         Health Sciences Fund.

                                    Position(s) Held     Principal Occupation(s)
Name, Address, and Age              With Company         During Past Five Years

Lawrence H. Budner (1)(5)(10)       Director             Trust Consultant; prior
7608 Glen Albens Circle                                  to June 30, 1987,
Dallas, Texas                                            Senior Vice President
Age: 70                                                  and Senior Trust
                                                         Officer of InterFirst
                                                         Bank, Dallas, Texas.

James T. Bunch(4)(5)(9)             Director             Principal and Founder
3600 Republic Plaza                                      of Green Manning &
370 Seventeenth Street                                   Bunch Ltd., Denver,
Denver, Colorado                                         Colorado, since August
Age:  58                                                 1988; Director and
                                                         Secretary of Green
                                                         Manning & Bunch
                                                         Securities, Inc.,
                                                         Denver, Colorado, since
                                                         September 1993; Vice
                                                         President and Director
                                                         of Western Golf
                                                         Association and Evans
                                                         Scholars Foundation;
                                                         formerly, General
                                                         Counsel and Director of
                                                         Boettcher & Co.,
                                                         Denver, Colorado;
                                                         formerly, Chairman and
                                                         Managing Partner of
                                                         Davis Graham & Stubbs,
                                                         Denver, Colorado.

                                    Position(s) Held     Principal Occupation(s)
Name, Address, and Age              With Company         During Past Five Years

Wendy L. Gramm, Ph.D.(4)(6)(9)      Director             Self-employed (since
4201 Yuma Street, N.W.                                   1993); Distinguished
Washington, D.C.                                         Senior Fellow and
Age: 56                                                  Director, Regulatory
                                                         Studies Program,
                                                         Mercatus Center George
                                                         Mason University VA;
                                                         formerly Chairman,
                                                         Commodity Futures
                                                         Trading Commission
                                                         Administrator for
                                                         Information and
                                                         Regulatory Affairs at
                                                         the Office of
                                                         Management and Budget;
                                                         also, Director of Enron
                                                         Corporation, IBP, Inc.,
                                                         State Farm Insurance
                                                         Company, International
                                                         Republic Institute, and
                                                         the Texas Public Policy
                                                         Foundation; formerly,
                                                         Director of the Chicago
                                                         Mercantile Exchange
                                                         (1994 to 1999), Kinetic
                                                         Concepts, Inc. (1996 to
                                                         1997), and the
                                                         Independent Women's
                                                         Forum (1994 to 1999).

Richard W. Healey(3)                Director             Director and Senior
7800 E. Union Avenue                                     Vice President of
Denver, Colorado                                         INVESCO Funds Group,
Age: 46                                                  Inc.; Director and
                                                         Senior Vice President
                                                         of INVESCO
                                                         Distributors, Inc.;
                                                         formerly, Senior Vice
                                                         President of GT
                                                         Global-North America
                                                         (1996 to 1998) and The
                                                         Boston Company (1993 to
                                                         1996).

                                    Position(s) Held     Principal Occupation(s)
Name, Address, and Age              With Company         During Past Five Years

Gerald J. Lewis(1)(6)(7)            Director             Chairman of Lawsuit
701 "B" Street                                           Resolution Services,
Suite 2100                                               San Diego, California
San Diego, California                                    since 1987; Director of
Age:  67                                                 General Chemical Group,
                                                         Inc., Hampdon, New
                                                         Hampshire, since 1996;
                                                         formerly, Associate
                                                         Justice of the
                                                         California Court of
                                                         Appeals; Director of
                                                         Wheelabrator
                                                         Technologies, Inc.,
                                                         Fisher Scientific,
                                                         Inc., Henley
                                                         Manufacturing, Inc.,
                                                         and California Coastal
                                                         Properties, Inc.; Of
                                                         Counsel, Latham &
                                                         Watkins, San Diego,
                                                         California (1987 to
                                                         1997).

John W. McIntyre (1)(2)(5)(7)       Director             Retired. Formerly, Vice
7 Piedmont Center                                        Chairman of the Board
Suite 100                                                of Directors of the
Atlanta, Georgia                                         Citizens and Southern
Age: 70                                                  Corporation and
                                                         Chairman of the Board
                                                         and Chief Executive
                                                         Officer of the Citizens
                                                         and Southern Georgia
                                                         Corp. and The Citizens
                                                         and Southern National
                                                         Bank; Trustee of
                                                         INVESCO Global Health
                                                         Sciences Fund, Gables
                                                         Residential Trust,
                                                         Employee's Retirement
                                                         System of GA, Emory
                                                         University, and J.M.
                                                         Tull Charitable
                                                         Foundation; Director of
                                                         Kaiser Foundation
                                                         Health Plans of
                                                         Georgia, Inc.

                                    Position(s) Held     Principal Occupation(s)
Name, Address, and Age              With Company         During Past Five Years

Larry Soll, Ph.D.(4)(6)(9)(10)(11)  Director             Retired. Formerly,
2358 Sunshine Canyon Drive                               Chairman of the Board
Boulder, Colorado                                        (1987 to 1994), Chief
Age: 58                                                  Executive Officer (1982
                                                         to 1989 and 1993 to
                                                         1994) and President
                                                         (1982 to 1989) of
                                                         Synergen Inc.; Director
                                                         of Synergen since
                                                         incorporation in 1982;
                                                         Director of Isis
                                                         Pharmaceuticals, Inc.;
                                                         Trustee of INVESCO
                                                         Global Health Sciences
                                                         Fund.

Glen A. Payne                       Secretary            Senior Vice President,
7800 E. Union Avenue                                     General Counsel and
Denver, Colorado                                         Secretary of INVESCO
Age: 53                                                  Funds Group, Inc.;
                                                         Senior Vice President,
                                                         Secretary and General
                                                         Counsel of INVESCO
                                                         Distributors, Inc.;
                                                         Secretary of INVESCO
                                                         Global Health Sciences
                                                         Fund; formerly, General
                                                         Counsel of INVESCO
                                                         Trust Company (1989 to
                                                         1998) and employee of a
                                                         U.S. regulatory agency,
                                                         Washington, D.C. (1973
                                                         to 1989).

                                    Position(s) Held     Principal Occupation(s)
Name, Address, and Age              With Company         During Past Five Years

Ronald L. Grooms                    Chief Accounting     Senior Vice President,
7800 E. Union Avenue                Officer, Chief       Treasurer and Director
Denver, Colorado                    Financial Officer    of INVESCO Funds Group,
Age: 54                             and Treasurer        Inc.; Senior Vice
                                                         President, Treasurer
                                                         and Director of INVESCO
                                                         Distributors, Inc.;
                                                         Treasurer and Principal
                                                         Financial and
                                                         Accounting Officer of
                                                         INVESCO Global Health
                                                         Sciences Fund;
                                                         formerly, Senior Vice
                                                         President and Treasurer
                                                         of INVESCO Trust
                                                         Company (1988 to 1998).

William J. Galvin, Jr.              Assistant            Senior Vice President
7800 E. Union Avenue                Secretary            and Assistant Secretary
Denver, Colorado                                         and Director of INVESCO
Age: 44                                                  Funds Group, Inc.;
                                                         Senior Vice President,
                                                         Assistant Secretary and
                                                         Director of INVESCO
                                                         Distributors, Inc.;
                                                         formerly, Trust Officer
                                                         of INVESCO Trust
                                                         Company (1995 to 1998).

Pamela J. Piro                      Assistant            Vice President and
7800 E. Union Avenue                Treasurer            Assistant Treasurer of
Denver, Colorado                                         INVESCO Funds Group,
Age:  40                                                 Inc.; Assistant
                                                         Treasurer of INVESCO
                                                         Distributors, Inc.;
                                                         formerly, Assistant
                                                         Vice President (1996 to
                                                         1997), Director -
                                                         Portfolio Accounting
                                                         (1994 to 1996),
                                                         Portfolio Accounting
                                                         Manager (1993 to 1994)
                                                         and Assistant
                                                         Accounting Manager
                                                         (1990 to 1993).

                                    Position(s) Held     Principal Occupation(s)
Name, Address, and Age              With Company         During Past Five Years

Judy P. Wiese                       Assistant            Vice President and
7800 E. Union Avenue                Secretary            Assistant Secretary of
Denver, Colorado                                         INVESCO Funds Group,
Age: 53                                                  Inc.; Assistant
                                                         Secretary of INVESCO
                                                         Distributors, Inc.;
                                                         formerly, Trust Officer
                                                         of INVESCO Trust
                                                         Company.

(1)   Member of the audit committee of the Company.

(2) Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(3) These directors are "interested persons" of the Company as defined in the 1940 Act.

(4)   Member of the management liaison committee of the Company.

(5)   Member of the brokerage committee of the Company.

(6)   Member of the derivatives committee of the Company.

(7)   Member of the legal committee of the Company.

(8)   Member of the insurance committee of the Company.

(9)   Member of the nominating committee of the Company.

(10)  Member of the compensation committee of the Company.

(11) Member of the defined benefit deferred compensation plan committee of the Company.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the

Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal year ended December 31, 2000.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds and INVESCO Global Health Sciences Fund (collectively, the "INVESCO Complex") to these directors or trustees for services rendered in their capacities as directors or trustees during the year ended December 31, 2000. As of December 31, 2000, there were 45 funds in the INVESCO Complex.

--------------------------------------------------------------------------------
Name of Person        Aggregate      Benefits     Estimated      Total
and Position          Compensation   Accrued As   Annual         Compensation
                      From           Part of      Benefits Upon  From
                      Company(1)     Company      Retirement(3)  INVESCO Complex
                                     Expenses(2)                 Paid To
                                                                 Directors(7)
--------------------------------------------------------------------------------
Fred A. Deering       $  14,095      $  3,551     $ 1,370        $  112,250
Vice Chairman of
the Board
--------------------------------------------------------------------------------
Victor L. Andrews        13,994         3,270       1,586            89,200
--------------------------------------------------------------------------------
Bob R. Baker             14,079         2,811       2,125            92,500
--------------------------------------------------------------------------------
Lawrence H. Budner       13,983         3,270       1,586            88,850
--------------------------------------------------------------------------------
James T. Bunch(4)        13,900             0           0            86,000
--------------------------------------------------------------------------------
Daniel D. Chabris(5)        127         2,978       1,370            34,000
--------------------------------------------------------------------------------
Wendy L. Gramm           13,947             0           0            87,600
--------------------------------------------------------------------------------
Kenneth T. King(5)          254         3,389       1,370            68,000
--------------------------------------------------------------------------------
Gerald J. Lewis(4)       13,864             0           0            86,350
--------------------------------------------------------------------------------
John W. McIntyre         14,071         1,907       1,586           116,000
--------------------------------------------------------------------------------
Larry Soll               13,979             0           0           110,100
--------------------------------------------------------------------------------
Total                   126,293        21,176      10,993           970,850
--------------------------------------------------------------------------------
% of Net Assets      0.0076%(6)    0.0013%(6)                    0.0024%(7)
--------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairs of the Funds' committees who are Independent Directors, and the members of the Funds' committees who are Independent Directors, each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents estimated benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72. With the exception of Drs. Soll and Gramm and Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan. Mr. McIntyre became eligible to participate in the Defined Benefit Deferred Compensation Plan as of November 1, 1998, and was not included in the calculation of retirement benefits until November 1, 1999.

(4) Messrs. Bunch and Lewis became directors of the Company on January 1, 2000.

(5) Mr. Chabris retired as a director of the Company on September 30, 1998. Mr. King retired as a director of the Company on December 31, 1999.

(6) Total as a percentage of the Company's net assets as of December 31, 2000.

(7) Total as a percentage of the net assets of the INVESCO Complex as of December 31, 2000.

Messrs. Brady, Healey and Williamson, as "interested persons" of the Company and the INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

The boards of directors of the mutual funds in the INVESCO Funds have adopted a Defined Benefit Deferred Compensation Plan (the "Plan") for the Independent Directors of the funds. Under this Plan, each director who is not an interested person of the funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive a retirement benefit. Commencing with obtainment of age 72 by a Qualified Director who voluntarily retires prior to reaching age 72, and commencing with the date of retirement of a Qualified Director who retires upon reaching age 72 or at any time subsequent to age 72 up to the mandatory retirement age of 75, a Qualified Director shall receive quarterly payments at an annual rate of $34,000 (the "Annual Benefit"). Directors who became Qualified Directors on or before January 1, 2001 who retire upon reaching age 72 (or at age 73 or 74, if the Director extends his retirement date for one to two years, but less than three years), are entitled to payment for one year of twice the Annual Benefit. Payment of the Annual Benefit will continue for the remainder of the Qualified Director's life or ten years, whichever is longer. If a Qualified Director becomes disabled before the date upon which his or her Annual Benefit payments would normally commence, such benefit payments will begin. If a Qualified Director dies prior to the receipt of the Annual Benefit for ten years, the Annual Benefit will be paid to his/her beneficiary or estate until an aggregate of 10 years of payments has been received. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under an earlier Plan to Mr. Chabris as of October 1, 1998 and to Mr. King as of January 1, 2000. Messrs. Chabris and King are entitled to receive quarterly payments at an annual rate equal to 50% of the annual retainer fees and annual board meeting fees which are paid to an active Fund director. Annual payments made to Messrs. Chabris and King exceed $34,000 per year. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers. A similar plan has been adopted by INVESCO Global Health Sciences Fund's board of trustees. All trustees of INVESCO Global Health Sciences Fund are also directors of the INVESCO Funds.

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds, except Funds offered by the Company in which the directors are legally precluded from investing. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent Director may own either directly or beneficially.

Each of the Independent Directors has agreed to invest a minimum of $100,000 of his or her own resources in shares of the INVESCO Funds. Compensation contributed to a deferred compensation plan may constitute all or a portion of this $100,000 commitment.

Officers and directors of the Company are legally precluded from investing in any of the INVESCO Variable Investment Funds' shares.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of March 31, 2001, the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:

Blue Chip Growth Fund

--------------------------------------------------------------------------------
      Name and Address             Basis of Ownership          Percentage Owned
                                   (Record/Beneficial)
================================================================================
Nationwide Insurance Co.           Beneficial                  46.36%
c/o IPO Portfolio Accounting
PO Box 182029
Columbus, OH 43218-2029
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Name and Address             Basis of Ownership          Percentage Owned
                                   (Record/Beneficial)
================================================================================
Connecticut General Life Ins       Beneficial                  31.67%
c/o IPO Portfolio Accounting
Product LOB #1501
280 Trumbolt St
PO Box 2975
Hartford, CT 06104-2975
--------------------------------------------------------------------------------
Western Reserve Life Assurance     Beneficial                  16.27%
Attention: Shawn Moser MS 2220
4333 Edgewood Rd NE
Cedar Rapids, IA 52499-0001
--------------------------------------------------------------------------------
INVESCO Funds Group, Inc.          Record                       5.70%
Attn: Sheila Wendland
PO Box 173706
Denver, CO 80217-3706
--------------------------------------------------------------------------------

Dynamics Fund

--------------------------------------------------------------------------------
      Name and Address             Basis of Ownership          Percentage Owned
                                   (Record/Beneficial)
================================================================================
American Skandia Life Assurance    Benefit                     82.01%
Co
Variable Account B Class 1
Attn Investment Accounting
PO Box 883
1 Corporate Dr
Shelton, CT 06484-6208
--------------------------------------------------------------------------------

Equity Income Fund

--------------------------------------------------------------------------------
      Name and Address             Basis of Ownership          Percentage Owned
                                   (Record/Beneficial)
================================================================================
Great-West Life & Annuity          Beneficial                  28.70%
Unit Valuations 2T2
Attn Mutual Fund Trading 2T2
8515 E Orchard Rd
Englewood, CO 80111-5037
--------------------------------------------------------------------------------
Security Life                      Beneficial                  19.30%
Separate Account L1
Attn Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Name and Address             Basis of Ownership          Percentage Owned
                                   (Record/Beneficial)
================================================================================
Connecticut General Life Ins       Beneficial                  18.54%
c/o IPO Portfolio Accounting
Product LOB #1501
280 Trumbolt St
PO Box 2975
Hartford, CT 06104-2975
--------------------------------------------------------------------------------
Annuity Investors Life Ins Co      Beneficial                  11.44%
250 East Fifth St
Cincinnati, OH 45202-4119
--------------------------------------------------------------------------------


Financial Services Fund

--------------------------------------------------------------------------------
American Skandia Life Assurance    Beneficial                  87.87%
Co
Variable Account B Class 1
Attn Investment Accounting
PO Box 883
1 Corporate Dr
Shelton, CT 06484-6208
--------------------------------------------------------------------------------
CM Life Insurance Co               Beneficial                  6.29%
Fund Operations/N255
1295 State St
Springfield, MA 01111-0001
--------------------------------------------------------------------------------

Health Sciences Fund

--------------------------------------------------------------------------------
      Name and Address             Basis of Ownership          Percentage Owned
                                   (Record/Beneficial)
================================================================================
American Skandia Life Assurance    Beneficial                  71.97%
Co
Variable Account B Class 1
Attn Investment Accounting
PO Box 883
1 Corporate Dr
Shelton, CT 06484-6208
--------------------------------------------------------------------------------
Allmerica Fin Life Ins & Annu      Beneficial                  10.30%
Group VEL Account
440 Lincoln St
Separate Accounting
Mail Station 5310
Worcester, MA 01653-0002
--------------------------------------------------------------------------------
CM Life Insurance Co               Beneficial                  8.81%
Fund Operations/N255
1295 State St
Springfield, MA 01111-0001
--------------------------------------------------------------------------------

High Yield Fund

--------------------------------------------------------------------------------
      Name and Address             Basis of Ownership          Percentage Owned
                                   (Record/Beneficial)
===============================================================================
Great-West Life & Annuity          Beneficial                  33.31%
Unit Valuations 2T2
Attn Mutual Fund
Trading 2T2
8515 E Orchard Rd
Englewood, CO 80111-5037
--------------------------------------------------------------------------------
Conseco Variable Insurance         Beneficial                  22.51%
Company
Attn Separate Accounts C1B
11825 North Pennsylvania St
Carmel, IN 46032-4555
--------------------------------------------------------------------------------
Security Life                      Beneficial                  15.15%
Separate Account L1
Attn Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------
Annuity Investors Life Ins. Co.    Beneficial                  6.73%
250 East Fifth St
Cincinnati, OH 45202-4119
--------------------------------------------------------------------------------

Market Neutral Fund

--------------------------------------------------------------------------------
PFL Life Insurance Company         Beneficial                  99.99%
Seed Money
Attntion:Shawn Moser MS 2220
4333 Edgewood Rd NE
Cedar Rapids, IA 52499-0001
--------------------------------------------------------------------------------

Real Estate Opportunity Fund

--------------------------------------------------------------------------------
      Name and Address             Basis of Ownership          Percentage Owned
                                   (Record/Beneficial)
================================================================================
Safeco Mutual Funds                Beneficial                  86.57%
Attn. Michael Zhang
P.O. Box 34890
Seattle, WA 98124-1890
--------------------------------------------------------------------------------
INVESCO Funds Group Inc            Record                      10.22%
Attn: Sheila Wendland
PO Box 173706
Denver, CO 80217-3706
--------------------------------------------------------------------------------

Small Company Growth Fund

--------------------------------------------------------------------------------
      Name and Address             Basis of Ownership          Percentage Owned
                                   (Record/Beneficial)
================================================================================
Connecticut General Life Ins       Beneficial                  40.45%
Product LOB #1501
280 Trumbolt St
PO Box 2975
Hartford, CT 06104-2975
--------------------------------------------------------------------------------
Security Life                      Beneficial                  32.84%
Separate Account L1
Attn. Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------
Connecticut General Life Ins Co    Beneficial                  13.84%
Separate Account FE
Attn Peter Puzio
PO Box 2975 H19B
Hartford, CT 06104-2975
--------------------------------------------------------------------------------

Technology Fund

--------------------------------------------------------------------------------
      Name and Address             Basis of Ownership          Percentage Owned
                                   (Record/Beneficial)
================================================================================
American Skandia Life Assurance    Beneficial                  79.78%
Co
Variable Account B Class 1
Attn Investment Accounting
PO Box 883
1 Corporate Dr
Shelton, CT 06484-6208
--------------------------------------------------------------------------------
CM Life Insurance Co               Beneficial                  5.47%
Fund Operations/N255
1295 State St
Springfield, MA 01111-0001
--------------------------------------------------------------------------------
Great-West Life & Annuity          Beneficial                  5.27%
Unit Valuations 2T2
Attn Mutual Fund Trading 2T2
8515 E Orchard Rd
Englewood, CO 80111-5037
--------------------------------------------------------------------------------

Telecommunications Fund

--------------------------------------------------------------------------------
      Name and Address             Basis of Ownership          Percentage Owned
                                   (Record/Beneficial)
================================================================================
American Skandia Life Assurance    Beneficial                  94.21%
Co
Variable Account B Class 1
Attn Investment Accounting
PO Box 883
1 Corporate Dr
Shelton, CT 06484-6208
--------------------------------------------------------------------------------

Total Return Fund

--------------------------------------------------------------------------------
      Name and Address             Basis of Ownership          Percentage Owned
                                   (Record/Beneficial)
================================================================================
Security Life                      Beneficial                  53.90%
Separate Account L1
Attn Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------
Annuity Investors Life Ins Co      Beneficial                  22.15%
250 East Fifth St
Cincinnati, OH 45202-4119
--------------------------------------------------------------------------------
Security Life                      Beneficial                  14.64%
Separate Account A1
Attn Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------

Utilities Fund

--------------------------------------------------------------------------------
      Name and Address             Basis of Ownership          Percentage Owned
                                   (Record/Beneficial)
================================================================================
Security Life                      Beneficial                  71.12%
Separate Account L1
Attn Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Name and Address             Basis of Ownership          Percentage Owned
                                   (Record/Beneficial)
================================================================================
Security Life                      Beneficial                  16.21%
Separate Account A1
Attn Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------
Southland Life Insurance Co        Beneficial                  9.31%
Southland Separate Account L1
02/25/94
Attn Dir Mkt Support Services
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------

DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly owned subsidiary of INVESCO, is the distributor of the Funds. IDI bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Funds' shares.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, are the
independent   accountants  of  the  Company.  The  independent  accountants  are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO, 7800 E. Union Avenue, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment adviser to the Funds, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

While INVESCO seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available. INVESCO is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, INVESCO considers the quality of executions obtained on a Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. INVESCO has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged a Fund are consistent with prevailing and reasonable commissions, INVESCO monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Funds.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

In order to obtain reliable trade execution and research services, INVESCO may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, INVESCO is obligated to obtain favorable execution of a Fund's transactions.

Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. When a number of broker-dealers can provide comparable best price and execution on a particular transaction, INVESCO may consider the sale of a Fund's shares by a broker-dealer in selecting among qualified broker-dealers.

Market Neutral Fund depends upon a prime broker for a variety of services related to its short sales. If the prime broker becomes insolvent, there will be delays in enforcing the Fund's rights, which may subject the Fund to additional losses. Certain of these losses may be covered by insurance. Market Neutral Fund utilizes so-called "blind principal" trading. In this process, broker-dealers are asked to bid on making trades for the Fund when it rebalances its portfolio. The broker-dealer bids for the right to execute all required portfolio trades at closing market price for a specific commission. The broker-dealer guarantees the closing market price on the trade date and thus has its own capital at risk.

Certain of the INVESCO Funds utilize fund brokerage commissions to pay custody fees for each respective fund. This program requires that the participating funds receive favorable execution.

The aggregate dollar amount of brokerage commissions and underwriting discounts paid by each Fund for the fiscal years outlined below were:

BLUE CHIP GROWTH FUND
December 31, 2000                            $       10,134
December 31, 1999                                     1,445
December 31, 1998                                     1,746

DYNAMICS FUND
December 31, 2000                            $      382,873
December 31, 1999                                    27,990
December 31, 1998                                       574

EQUITY INCOME FUND
December 31, 2000                            $      543,890
December 31, 1999                                   286,511
December 31, 1998                                   278,819

FINANCIAL SERVICES FUND(1)
December 31, 2000                            $      375,119
December 31, 1999                                    22,184

HEALTH SCIENCES FUND
December 31, 2000                            $      755,353
December 31, 1999                                    44,909
December 31, 1998                                     5,650

HIGH YIELD FUND
December 31, 2000                            $       21,055
December 31, 1999                                    83,031
December 31, 1998                                   178,000

MARKET NEUTRAL FUND(2)
December 31, 2000                            $      173,792
December 31, 1999                                    62,438

REAL ESTATE OPPORTUNITY FUND(3)
December 31, 2000                            $       15,521
December 31, 1999                                     5,970
December 31, 1998                                       179

SMALL COMPANY GROWTH FUND
December 31, 2000                            $      156,320
December 31, 1999                                    40,243
December 31, 1998                                     4,907

TECHNOLOGY FUND
December 31, 2000                            $    1,339,835
December 31, 1999                                    94,463
December 31, 1998                                    14,920

TELECOMMUNICATIONS FUND(1)
December 31, 2000                            $      970,924
December 31, 1999                                    67,179

TOTAL RETURN FUND
December 31, 2000                            $       25,833
December 31, 1999                                    12,909
December 31, 1998                                       484

UTILITIES FUND
December 31, 2000                            $       19,173
December 31, 1999                                    19,205
December 31, 1998                                     9,136

(1) The Fund commenced investment operations on September 21, 1999.
(2) The Fund commenced investment operations on November 10, 1999.
(3) The Fund commenced investment operations on April 1, 1998.

For the fiscal year ended December 31, 2000, brokers providing research services received $2,452,564 in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $1,977,094,589. Commissions totaling $1,632 were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal year ended December 31, 2000.

At December 31, 2000, each Fund held debt and equity securities of its regular brokers or dealers, or their parents, as follows:

--------------------------------------------------------------------------------
              Fund             Broker or Dealer              Value of Securities
                                                            at December 31, 2000
================================================================================
Blue Chip Growth               Merrill Lynch                    $     89,000
--------------------------------------------------------------------------------
Dynamics                       State Street Bank and Trust      $  5,492,000
--------------------------------------------------------------------------------
Equity Income                  State Street Bank and Trust      $  5,415,000
--------------------------------------------------------------------------------
                               General Electric                 $  2,128,000
--------------------------------------------------------------------------------
                               Morgan Stanley Dean Witter       $  1,347,000
--------------------------------------------------------------------------------
                               Ford Motor                       $    709,000
--------------------------------------------------------------------------------
Financial Services             American General Finance         $ 10,000,000
--------------------------------------------------------------------------------
                               State Street Bank and Trust      $  6,200,000
--------------------------------------------------------------------------------
                               Goldman Sachs Group              $  5,989,000
--------------------------------------------------------------------------------
                               American Express                 $  5,354,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              Fund             Broker or Dealer              Value of Securities
                                                            at December 31, 2000
================================================================================
                               Morgan Stanley Dean Witter       $  3,392,000
--------------------------------------------------------------------------------
                               Merrill Lynch                    $  3,137,000
--------------------------------------------------------------------------------
Health Sciences                American General                 $ 15,000,000
--------------------------------------------------------------------------------
                               State Street Bank and Trust      $  7,411,000
--------------------------------------------------------------------------------
High Yield                     State Street Bank and Trust      $  4,672,000
--------------------------------------------------------------------------------
Market Neutral                 State Street Bank and Trust      $  1,877,000
--------------------------------------------------------------------------------
                               Morgan Stanley Dean Witter       $    127,000
--------------------------------------------------------------------------------
                               Ford Motor                       $    105,000
--------------------------------------------------------------------------------
                               Goldman Sachs                    $     96,000
--------------------------------------------------------------------------------
                               American Express                 $     88,000
--------------------------------------------------------------------------------
                               American General                 $     65,000
--------------------------------------------------------------------------------
                               State Street                     $     62,000
--------------------------------------------------------------------------------
                               General Electric                 $     29,000
--------------------------------------------------------------------------------
Real Estate Opportunity        None
--------------------------------------------------------------------------------
Small Company Growth           State Street Bank and Trust      $  2,662,000
--------------------------------------------------------------------------------
Technology                     State Street Bank and Trust      $ 27,557,000
--------------------------------------------------------------------------------
                               Ford Motor Credit                  20,000,000
--------------------------------------------------------------------------------
Telecommunications             State Street Bank and Trust      $ 13,097,000
--------------------------------------------------------------------------------
                               Ford Motor Credit                $  8,000,000
--------------------------------------------------------------------------------
Total Return                   General Electric                 $    331,000
--------------------------------------------------------------------------------
                               State Street Bank and Trust      $    254,000
--------------------------------------------------------------------------------
                               American General                 $    253,000
--------------------------------------------------------------------------------
                               Morgan Stanley Dean Witter       $    234,000
--------------------------------------------------------------------------------
                               Household International          $    198,000
--------------------------------------------------------------------------------
                               Chevron Corp                     $    169,000
--------------------------------------------------------------------------------
                               Ford Motor                       $    151,000
--------------------------------------------------------------------------------
                               Associates Corp of North         $    100,000
                               America
--------------------------------------------------------------------------------
                               Ford Motor Bond                  $     86,000
--------------------------------------------------------------------------------
Utilities                      State Street Bank and Trust      $    521,000
--------------------------------------------------------------------------------

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker-dealer that executes transactions for the Funds.

CAPITAL STOCK

The Company is authorized to issue up to one billion five hundred million shares of common stock with a par value of $0.01 per share. As of March 31, 2001, the following shares of each Fund were outstanding:

      Blue Chip Growth Fund                                 433,163
      Dynamics Fund                                         10,353,315
      Equity Income Fund                                    6,287,734
      Financial Services Fund                               16,504,613
      Health Sciences Fund                                  16,237,789
      High Yield Fund                                       6,480,956
      Market Neutral Fund                                   1,005,818
      Real Estate Opportunity Fund                          249,639
      Small Company Growth Fund                             1,909,950
      Technology Fund                                       15,157,959
      Telecommunications Fund                               17,424,786
      Total Return Fund                                     1,644,470
      Utilities Fund                                        606,104

All shares of a Fund will be voted together with equal rights as to voting, dividends and liquidation. All shares issued and outstanding are, and all shares offered hereby, when issued will be fully paid and nonassessable. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of
Incorporation,   the  board  of  directors   will  call   special   meetings  of
shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF A FUND

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Funds' qualification as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that all of the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income or net capital gains, it will be subject to income and excise taxes on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to income tax on its net investment income and net capital gains at the corporate tax rates.

If it invests in foreign securities, a Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. Each Fund intends to "mark-to-market" its stock in any PFIC. In this context, "marking-to-market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, a Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year. The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years. A Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

You should consult your contract prospectus and your own tax adviser regarding specific questions as to federal, state and local taxes relating to your contract.

PERFORMANCE

THE FUNDS' TOTAL RETURNS DO NOT REFLECT FEES AND EXPENSES APPLICABLE TO YOUR VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. If those fees and expenses were reflected, the returns would be lower. Consult your contract prospectus for the amounts of those contract fees and charges. To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total return for one-, five-, and ten-year periods (or since inception). Total return figures show the rate of return on a $10,000 investment in a Fund, assuming reinvestment of all dividends and capital gain distributions for the periods cited.

Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. More information about the Funds' recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the telephone number or address on the back cover of the Funds' Prospectuses.

When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and since inception periods ended December 31, 2000, was:

Name of Fund                      1 Year        5 Year          Since Inception*

Blue Chip Growth Fund            (23.24%)          N/A               12.24%
Dynamics Fund                     (3.55%)          N/A               20.18%
Equity Income Fund                  4.87%       16.83%               17.78%
Financial Services Fund            24.80%          N/A               29.01%
Health Sciences Fund               30.54%          N/A               23.73%
High Yield Fund                  (11.68%)        6.00%                7.50%
Market Neutral Fund                 3.60%          N/A                5.76%
Real Estate Opportunity Fund       28.63%          N/A                3.03%

Small Company Growth Fund        (14.98%)          N/A               20.59%
Technology Fund                  (23.42%)          N/A               33.73%
Telecommunications Fund          (26.17%)          N/A               16.41%
Total Return Fund                 (2.17%)        7.38%                9.19%
Utilities Fund                      5.28%       16.97%               15.64%

*Inception dates were as follows:

Blue Chip Growth                          August 25, 1997
Dynamics                                  August 25, 1997
Equity Income                             August 10, 1994
Financial Services                        September 21, 1999
Health Sciences                           May 22, 1997
High Yield                                May 27, 1994
Market Neutral                            November 10, 1999
Real Estate Opportunity                   April 1, 1998
Small Company Growth                      August 25, 1997
Technology                                May 21, 1997
Telecommunications                        September 21, 1999
Total Return                              June 2, 1994
Utilities                                 January 3, 1995

Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)[exponential n] = ERV

where:      P = a hypothetical initial payment of $10,000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers

Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Fund in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:

                                          Lipper Mutual
        Fund                              Fund Category

        Blue Chip Growth Fund             Growth Funds
        Dynamics Fund                     Capital Appreciation Funds
        Equity Income Fund                Equity Income Funds
        Financial Services Fund           Financial Services Funds
        Health Sciences Fund              Health Biotechnology Funds
        High Yield Fund                   High Current Yield Funds
        Market Neutral Fund               Variable Specialty/Miscellaneous Funds
        Real Estate Opportunity Fund      Real Estate Funds
        Small Company Growth Fund         Small Company Growth Funds
        Technology Fund                   Science and Technology Funds
        Telecommunications Fund           Global Funds
        Total Return Fund                 Flexible Portfolio Funds
        Utilities Fund                    Utility Funds

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
BANXQUOTE
BARRON'S
BUSINESS WEEK
CDA INVESTMENT TECHNOLOGIES
CNBC
CNN
CONSUMER DIGEST
FINANCIAL TIMES
FINANCIAL WORLD
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR

INVESTMENT COMPANY DATA, INC.
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND
  PERFORMANCE ANALYSIS
MONEY
MORNINGSTAR
MUTUAL FUND FORECASTER
NO-LOAD ANALYST
NO-LOAD FUND X
PERSONAL INVESTOR
SMART MONEY
THE NEW YORK TIMES
THE NO-LOAD FUND INVESTOR
U.S. NEWS AND WORLD REPORT
UNITED MUTUAL FUND SELECTOR
USA TODAY
THE WALL STREET JOURNAL
WIESENBERGER INVESTMENT COMPANIES SERVICES
WORKING WOMAN
WORTH

CODE OF ETHICS

INVESCO permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires INVESCO's personnel to conduct their personal investment activities in a manner that INVESCO believes is not detrimental to the Funds or INVESCO's other advisory clients. The Code of Ethics is on file with, and may be obtained from, the Commission.

FINANCIAL STATEMENTS

The financial statements for the Funds for the fiscal year ended December 31, 2000, are incorporated herein by reference from INVESCO Variable Investment Funds, Inc.'s Annual Reports to Shareholders dated December 31, 2000.

APPENDIX A

BOND RATINGS

The following is a description of Moody's and S&P's bond ratings:

MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

S&P CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                          PART C. OTHER INFORMATION

ITEM 23.    EXHIBITS

            (a) (1)  Articles of Incorporation filed August 19, 1993.(2)

                (2) Articles of Amendment of the Articles of Incorporation filed October 21, 1993.(2)

                (3) Articles Supplementary to Articles of Incorporation filed October 22, 1993.(2)

                (4) Articles Supplementary to Articles of Incorporation filed February 11, 1997.(2)

                (5) Articles Supplementary to Articles of Incorporation dated January 5, 1998.(5)

                (6) Articles of Amendment to Articles of Incorporation filed August 13, 1999.(8)

                (7) Articles of Amendment to Articles of Incorporation filed August 13, 1999.(8)

                (8) Articles Supplementary to Articles of Incorporation filed August 17, 1999.(8)

                (9) Articles Supplementary to Articles of Incorporation filed February 29, 2000.(11)

            (b) Bylaws as of July 21, 1993.(3)

            (c) Not applicable.

            (d) (1) Investment Advisory Agreement between Company and INVESCO Funds, Group, Inc. dated August 30, 1999.(8)

                (2) Sub-Advisory Agreement between INVESCO Funds Group, Inc. and INVESCO (NY) dated August 30, 1999.(9)

            (e) Underwriting Agreement between Registrant and INVESCO Distributors, Inc. dated June 1, 2000.(12)

            (f) Defined Benefit Deferred Compensation Plan for Non-Interested Directors and Trustees, as amended June 1, 2000.(12)

            (g) (1)  Custody Agreement between Company and State Street Bank and
                Trust Company dated October 20, 1993.(3)

                (2)  Amendment to Custody Agreement dated October 25, 1995.(2)

                (3)  Data Access Services Addendum.(3)

                (4)  Additional Fund Letter dated November 13, 1997.(5)

                (5)  Additional Fund Letter dated August 18, 1999.(8)

            (h) (1)  Transfer Agency Agreement between Registrant and INVESCO
                Funds Group, Inc. dated June 1, 2000.(12)

                (2) Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000.(12)

                (3) Participation Agreement dated March 22, 1994, among Registrant, INVESCO Funds Group, Inc., Transamerica Occidental Life Insurance Company and Charles Schwab & Co., Inc.(4),(10)

                (4) Participation Agreement dated August 26, 1994, among Registrant, INVESCO Funds Group, Inc. and Security Life of Denver Insurance Company.(3)

                     (i)   First Amendment  to  Participation Agreement.(11)

                     (ii)  Second Amendment to Participation Agreement.(6)

                     (iii) Third Amendment to Participation Agreement.(11)

                     (iv)  Fourth Amendment to Participation Agreement.(11)

                     (v)   Fifth Amendment to Participation Agreement.(11)

                     (vi) Service Agreement dated January 1, 1998 between INVESCO Funds Group, Inc. and Security Life of Denver Insurance Company.

                           (a) First Amendment dated January 1, 2000 to Service Agreement.

                     (vii) Private Placement Variable Administrative Services Agreement dated September 8, 2000.

                (5) Participation Agreement dated September 19, 1994 among Registrant, INVESCO Funds Group, Inc. and First ING Life Insurance Company of New York.(4)

                     (i)  First Amendment to Participation Agreement.(11)

                (6) Participation Agreement dated December 1, 1994, among Registrant, INVESCO Funds Group, Inc., First Transamerica Life Insurance Company and Charles Schwab & Co., Inc.(4)

                (7) Participation Agreement dated September 14, 1995, among Registrant, INVESCO Funds Group, Inc. and Southland Life Insurance Co.(1)

                     (i) Amendment dated October 4, 2000 to Participation Agreement.

                     (ii) Amendment dated December 26, 2000 to Participation Agreement.

                     (iii) Administrative Services Agreement dated January 1, 2000, between INVESCO Funds Group, Inc. and Southland Life Insurance Company.


                (8) Participation Agreement dated October 31, 1995, among Registrant, INVESCO Funds Group, Inc. and American Partners Life Insurance Company.(1)

                     (i) Administrative Services Letter Agreement dated October 21, 1996.

                (9) Participation Agreement dated April 15, 1996, among Registrant, INVESCO Funds Group, Inc. and Allmerica Financial Life Insurance and Annuity Company.(2)

                (10) Participation Agreement dated December 4, 1996, among Registrant, INVESCO Funds Group, Inc. and American Centurion Life Assurance Company.(3)

                     (i) Administrative Services Letter Agreement dated October 21, 1996.

                (11) Participation Agreement dated April 15, 1997, among Registrant, INVESCO Funds Group, Inc. and Prudential Insurance Company of America.(3)

                      (i)  Amendment to Participation Agreement.(11)

                      (ii) Administrative Services Agreement dated February 11, 2000, between INVESCO Funds Group, Inc. and the Prudential Insurance Company of America.

                (12) Participation Agreement dated May 30, 1997, among Registrant, INVESCO Funds Group, Inc. and Annuity Investors Life Insurance Company.(3)

                      (i)  Financial  Arrangements  Letter  dated  February  28,
                           2001.

                (13) Participation Agreement dated August 17, 1998, among Registrant, INVESCO Funds Group, Inc. and Metropolitan Life Insurance Company.(6)

                (14) Participation Agreement dated October 15, 1998, among Registrant, INVESCO Funds Group, Inc. and Business Mens' Assurance Company of America.(6)

                (15)  Participation   Agreement  dated  July  8, 1997, among
                Registrant, INVESCO Funds Group, Inc., First Great-West Life & Annuity Insurance Company and Charles Schwab & Co. Inc.(6)

                      (i) Amendment of Schedule B and C to Participation Agreement.(11)

                      (ii) Amendment to revise Schedule B of Participation Agreement.(11)

                (16) Participation Agreement dated February 8, 1999, among Registrant, INVESCO Funds Group, Inc., INVESCO Distributors, Inc. and Nationwide Life Insurance Company and/or Nationwide Life and Annuity Insurance Company.(6)

                (17) Participation Agreement dated July 19, 1996, among Registrant, INVESCO Funds Group and Great American Reserve Insurance Co.(6)

                      (i) Amendment to Participation Agreement to change the company name to Conseco Variable Insurance Company.(11)

                      (ii) Amendment dated January 31, 2001 to Participation Agreement.

                      (iii)Financial  Arrangements  Letter  dated  February 28,
                      2001.

                      (iv) Administrative Services Agreement dated December 31, 1999.

                (18) Participation Agreement dated April 16, 1998, among Registrant, INVESCO Funds Group and SAFECO Life Insurance Company.(11)

                (19) Participation Agreement dated August 16, 1999, among Registrant, INVESCO Funds Group and Great American Life Insurance Company of New York.(11)

                (20) Participation Agreement dated October 25, 1996, among Registrant, INVESCO Funds Group, Great-West Life & Annuity Insurance Company and Charles Schwab & Co. Inc.(11)

                      (i) Amendment of Schedule B and C to Participation Agreement.(11)

                      (ii) Amendment to revise Schedule B of the Participation Agreement.(11)

                (21) Participation Agreement dated June 18, 1999, among Registrant, INVESCO Funds Group and Great-West Life & Annuity Insurance Co.(11)

                      (i) Service Agreement between INVESCO Funds Group and Great-West Life & Annuity Insurance Co. dated June 18, 1999.

                (22) Participation Agreement dated October 18, 1999, among Registrant, INVESCO Funds Group and American Skandia Life Assurance Corporation.(11)

                      (i)  Administrative  Services  and  Support
                      Agreement dated October 18, 1999.

                      (ii)  Letter of  Agreement  dated April 27,
                      2000,  between  INVESCO  Funds Group,  Inc.
                      and Skandia Life Assurance.

                      (iii)  Revised  Schedule  pages dated April
                      28, 2000 to Participation Agreement.

                      (iv)  Letter of  Agreement  dated March 24,
                      2000.

                (23) Participation Agreement dated March 14, 1995, among Registrant, INVESCO Funds Group and American United Life Insurance Co.(11)

                (24)   Participation   Agreement dated November 17, 1999, among
                Registrant, INVESCO Funds Group and Cova Financial Services Life Insurance Company.(11)

                       (i) Administrative Services Agreement dated November 17, 1999.

                (25) Participation Agreement dated August 14, 1997, among Registrant, INVESCO Funds Group and First Fortis Life Insurance Company.(11)

                (26) Participation Agreement dated April 30, 1997, among Registrant, INVESCO Funds Group and Fortis Benefits Insurance Company.(1)

                       (i)  Letter  of  Agreement  dated  May 12, 1997.

                (27) Participation Agreement dated October 8, 1999, among Registrant, INVESCO Funds Group and PFL Life Insurance Company.(11)

                       (i) Administrative Services Agreement dated June 21, 2000, between INVESCO Funds Group, Inc. and PFL Life Assurance Company.

                (28) Participation Agreement dated July 8, 1998, among Registrant, INVESCO Funds Group and United Investors Life Insurance Company.(11)

                       (i) First Amendment dated April 14, 2000 to Participation Agreement.

                (29) Participation Agreement dated October 8, 1999, among Registrant, INVESCO Funds Group and Western Reserve Life Assurance Company of Ohio.(11)

                       (i) Administrative Services Agreement dated June 21, 2000, between INVESCO Funds Group, Inc. and Western Reserve Life Assurance Company of Ohio.

                (30) Participation Agreement dated April 28, 2000, among Massachusetts Mutual Life Insurance Company and C.M.Life Insurance Company, INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and INVESCO Distributors, Inc.

                       (i) Administrative Services Agreement dated April 28, 2000, between INVESCO Funds Group, Inc. and Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company.

                (31) Participation Agreement dated November 21, 2000, among National Life Insurance Company, INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and INVESCO Distributors, Inc.

                       (i) Administrative Services Agreement dated November 21, 2000, between INVESCO Funds Group, Inc. and National Life Insurance Company.

                (32) Participation Agreement dated March 21, 2000, among Allmerica Financial Life Insurance and Annuity Company, INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and INVESCO Distributors, Inc.

                       (i) Amendment dated August 1, 2000 to Participation Agreement.

                       (ii) Amendment dated August 11, 2000 to Participation Agreement.

                       (iii) Amendment #3 dated October 18, 2000 to Participation Agreement.

                       (iv) Amendment #4 dated January 1, 2001 to Participation Agreement.

                       (v) Administrative Services Agreement dated March 21, 2000, between Allmerica Financial life Insurance and Annuity Company and INVESCO Funds Group, Inc.

                (33)   Participation  Agreement  dated  July  27, 2000,  among
                Pruco  Life  Insurance  Company of Arizona;   INVESCO  Variable
                Investment Funds, Inc., INVESCO Funds Group, Inc., and INVESCO Distributors, Inc.

                       (i) Administrative Services Agreement dated July 27, 2000, between INVESCO Funds Group, Inc. and Pruco Life Insurance Company of Arizona.

                (34) Participation Agreement dated July 27, 2000, among Pruco Life Insurance Company of New Jersey; INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and INVESCO Distributors, Inc.

                       (i)   Administrative Services Agreement dated July 27,
                       2000,  between INVESCO Funds Group,   Inc.  and  Pruco
                       Life Insurance Company of New Jersey.

                (35)   Participation  Agreement  dated  September 21,   2000,
                among Ameritas Variable Life Insurance Company; INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and INVESCO Distributors, Inc.

                       (i)   Administrative   Services   Agreement dated
                       September 21, 2000, between INVESCO Funds Group, Inc. and Ameritas Variable Life Insurance Company.

                (36) Participation Agreement dated April 3, 2000, among Connecticut General Life Insurance Company and INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and INVESCO Distributors, Inc.

                       (i) Amendment dated July 12, 2000 to Participation Agreement.

                       (ii)  Administrative Services Agreement dated April 3,
                       2000.

                (37) Participation Agreement dated April 1, 2001 among Sage Life Assurance of America, Inc. and INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and INVESCO Distributors, Inc.

                       (i)   Administrative Services Agreement dated April 1,
                       2001.

                 (38) Participation Agreement dated March 21, 2000, among First Allmerica Financial Life Insurance Company; INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and INVESCO Distributors, Inc.

                       (i) Amendment dated August 1, 2000 to Participation Agreement.

                       (ii) Amendment dated October 18, 2000 to Participation Agreement.

                       (iii) Amendment dated January 1, 2001 to Participation Agreement.

                       (iv) Administrative Services Agreement dated March 21, 2000.

                (i) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.(3)

                (j)    Consent of Independent Accountants.

                (k)    Not applicable.

                (l)    Not applicable.

                (m)    Not Applicable.

                (n)    Not Applicable.

                (o)    Not Applicable.

                (p)    Code of Ethics Pursuant to Rule 17j-1.(12)

(1) Previously filed with Post-Effective Amendment No. 4 to the Registration Statement on April 11, 1996, and incorporated by reference herein.

(2) Previously filed with Post-Effective Amendment No. 6 to the Registration Statement on February 14, 1997, and incorporated by reference herein.

(3) Previously filed with Post-Effective Amendment No. 7 to the Registration Statement on November 12, 1997, and incorporated by reference herein.

(4) Previously filed with Post-Effective Amendment No. 8 to the Registration Statement on November 24, 1997, and incorporated by reference herein.

(5) Previously filed with Post-Effective Amendment No. 10 to the Registration Statement on February 27, 1998, and incorporated by reference herein.

(6) Previously filed with Post-Effective Amendment No. 13 to the Registration Statement on February 22, 1999, and incorporated by reference herein.

(7) Previously filed with Post-Effective Amendment No. 14 to the Registration Statement on April 30, 1999, and incorporated by reference herein.

(8) Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on August 30, 1999, and incorporated by reference herein.

(9) Previously filed with Post-Effective Amendment No. 18 to the Registration Statement on October 8, 1999, and incorporated by reference herein.

(10) Participation agreement is not active.

(11) Previously filed with Post-Effective Amendment No. 21 to the Registration Statement on April 17, 2000, and incorporated by reference herein.

(12) Previously filed with Post-Effective Amendment No. 22 to the Registration Statement on February 6, 2001, and incorporated by reference herein.

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

No person is presently controlled by or under common control with the Fund.

ITEM 25.    INDEMNIFICATION

Indemnification  provisions  for  officers,   directors  and  employees  of
Registrant are set forth in Article VII of the Articles of Incorporation, and are hereby incorporated by reference. See Item 23(a) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, Fund directors and officers cannot be protected against liability to the Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "Fund Management" in the Funds' Prospectuses and "Management of the Funds" in the Statement of Additional Information for information regarding the business of the investment adviser, INVESCO.

Following are the names and principal occupations of each director and officer of the investment adviser, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO.

--------------------------------------------------------------------------------
                             Position with           Principal Occupation and
Name                            Adviser                 Company Affiliation
--------------------------------------------------------------------------------
Mark H. Williamson           Chairman &              Chairman of the Board,
                             Officer                 President & Chief
                                                     Executive Officer
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Raymond R. Cunningham        Officer & Director      Senior Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
William J. Galvin, Jr.       Officer & Director      Senior Vice President &
                                                     Assistant Secretary
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Mark D. Greenberg            Officer                 Senior Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Ronald L. Grooms             Officer & Director      Senior Vice President &
                                                     Treasurer
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Brian B. Hayward             Officer                 Senior Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237

--------------------------------------------------------------------------------
Richard W. Healey            Officer & Director      Senior Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------

William R. Keithler          Officer                 Senior Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Trent E. May                 Officer                 Senior Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Charles P. Mayer             Officer                 Senior Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237

--------------------------------------------------------------------------------
Timothy J. Miller            Officer & Director      Senior Vice President &
                                                     Chief Investment Officer
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Donovan J. (Jerry) Paul      Officer                 Senior Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Glen A. Payne                Officer                 Senior Vice President,
                                                     Secretary & General Counsel
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Marie E. Aro                 Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Jeffrey R. Botwinick         Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Michael K. Brugman           Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Ingeborg S. Cosby            Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Stacie L. Cowell             Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Rhonda Dixon - Gunner        Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Delta L. Donohue             Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Harvey I. Fladeland          Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Linda J. Gieger              Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Richard R. Hinderlie         Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Stuart A. Holland            Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Thomas M. Hurley             Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Patricia F. Johnston         Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Campbell C. Judge            Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Thomas A. Kolbe              Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Peter M. Lovell              Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
James F. Lummanick           Officer                 Vice President & Chief
                                                     Compliance Officer
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Thomas A. Mantone, Jr.       Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
George A. Matyas             Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East  Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Corey M. McClintock          Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Douglas J. McEldowney        Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Frederick R. (Fritz) Meyer   Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Stephen A.  Moran            Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Jeffrey G. Morris            Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Laura M. Parsons             Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Thomas E. Pellowe            Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Dean C. Phillips             Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Pamela J. Piro               Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Sean F. Reardon              Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Dale A. Reinhardt            Officer                 Vice President and
                                                     Controller
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Anthony R. Rogers            Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Gary L. Rulh                 Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Thomas R. Samuelson          Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
James B. Sandidge            Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Thomas H. Scanlan            Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
John S. Segner               Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Reagan A. Shopp              Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Terri B. Smith               Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Tane T. Tyler                Officer                 Vice President & Assistant
                                                     General Counsel
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Thomas R. Wald               Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237

--------------------------------------------------------------------------------
Judy P. Wiese                Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Vaughn A. Greenlees          Officer                 Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Matthew A. Kunze             Officer                 Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Christopher T. Lawson        Officer                 Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Michael D. Legoski           Officer                 Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
William S. Mechling          Officer                 Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Donald R. Paddack            Officer                 Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Craig J. St. Thomas          Officer                 Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Kent T. Schmeckpeper         Officer                 Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
C. Vince Sellers             Officer                 Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Jeraldine E. Kraus           Officer                 Assistant Secretary
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
ITEM 27. a)    PRINCIPAL UNDERWRITERS

               INVESCO Bond Funds, Inc.
               INVESCO Combination Stock & Bond Funds, Inc.
               INVESCO Counselor Series Funds, Inc. (formerly, INVESCO Advantage
                  Series Funds, Inc.)
               INVESCO International Funds, Inc.
               INVESCO Money Market Funds, Inc.
               INVESCO Sector Funds, Inc.
               INVESCO Stock Funds, Inc.
               INVESCO Treasurer's Series Funds, Inc.
               INVESCO Variable Investment Funds, Inc.

         b)

Positions and                                   Positions and
Name and Principal      Offices with            Offices with
Business Address        Underwriter             the Fund

Raymond R. Cunningham   Senior Vice
7800 E. Union Avenue    President
Denver, CO  80237


William J. Galvin, Jr.  Senior Vice             Assistant
7800 E. Union Avenue    President,              Secretary
Denver, CO  80237       Asst. Secretary &
                        Director

Ronald L. Grooms        Senior Vice             Treasurer,
7800 E. Union Avenue    President,              Chief Financial
Denver, CO  80237       Treasurer, &            and Accounting Officer
                        Director

Richard W. Healey       Senior Vice             Director
7800 E. Union Avenue    President  &
Denver, CO  80237       Director

Timothy J. Miller       Director
7800 E. Union Avenue
Denver, CO 80237

Glen A. Payne           Senior Vice             Secretary
7800 E. Union Avenue    President,
Denver, CO 80237        Secretary &
                        General Counsel

Pamela J. Piro          Assistant Treasurer     Assistant Treasurer
7800 E. Union Avenue
Denver, CO 80237

Judy P. Wiese           Assistant Secretary     Assistant Secretary
7800 E. Union Avenue
Denver, CO  80237

Mark H. Williamson      Chairman of the Board,  Chairman of the Board,
President &
7800 E. Union Avenue    President, & Chief      Chief Executive Officer
Denver, CO 80237        Executive Officer


                c)      Not applicable.

ITEM 28.       LOCATION OF ACCOUNTS AND RECORDS

               Mark H. Williamson
               7800 E. Union Avenue
               Denver, CO  80237

ITEM 29.       MANAGEMENT SERVICES

               Not applicable.

ITEM 30.       UNDERTAKINGS

               Not applicable.

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 5th day of April, 2001.

                                         INVESCO Variable Investment Funds, Inc.

Attest:                                  /s/ Mark H. Williamson
                                         __________________________________
/s/ Glen A. Payne                        Mark H. Williamson, President
________________________________
Glen A. Payne, Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Mark H. Williamson                    /s/ Lawrence H. Budner*
 _______________________________          _____________________________
Mark H. Williamson, President &           Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/ Ronald L. Grooms                       /s/ John W. McIntyre*
____________________________              _____________________________
Ronald L. Grooms, Treasurer               John W. McIntyre, Director
(Chief Financial and Accounting
Officer)
                                          /s/ Richard W. Healey*
/s/ Victor L. Andrews*                    _____________________________
_______________________________           Richard W. Healey, Director
Victor L. Andrews, Director
                                          /s/ Fred A. Deering*
/s/ Bob R. Baker*                         _____________________________
_______________________________           Fred A. Deering, Director
Bob R. Baker, Director
                                          /s/ Larry Soll*
/s/ Charles W. Brady*                     _____________________________
_______________________________           Larry Soll, Director
Charles W. Brady, Director
                                          /s/ Wendy L. Gramm*
/s/ James T. Bunch*                       _____________________________
_______________________________           Wendy L. Gramm, Director
James T. Bunch, Director
                                          /s/ Gerald J. Lewis*
                                          _____________________________
                                          Gerald J. Lewis, Director

By:_____________________________          By:  /s/ Glen A. Payne
Edward F. O'Keefe                         _________________________
Attorney in Fact                          Glen A. Payne
                                          Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on July 20, 1989, January 9, 1990, May 22, 1992, September 1, 1993, December 1, 1993, December 21, 1995, December 30, 1996, December 24, 1997, May 4, 1998, April 17, 2000 and February 6, 2001.

                                      Exhibit Index


Exhibit Number                                 Page in Registration Statement
    h(4)(vi)                                            251
    h(4)(vi)(a)                                         255
    h(4)(vii)                                           257
    h(7)(i)                                             280
    h(7)(ii)                                            282
    h(7)(iii)                                           284
    h(8)(i)                                             288
    h(10)(i)                                            292
    h(11)(ii)                                           296
    h(12)(i)                                            300
    h(17)(ii)                                           303
    h(17)(iii)                                          305
    h(17)(iv)                                           308
    h(21)(i)                                            312
    h(22)(i)                                            316
    h(22)(ii)                                           322
    h(22)(iii)                                          324
    h(22)(iv)                                           326
    h(24)(i)                                            328
    h(26)(i)                                            332
    h(27)(i)                                            334
    h(28)(i)                                            338
    h(29)(i)                                            343
    h(30)                                               347
    h(30)(i)                                            372
    h(31)                                               377
    h(31)(i)                                            403
    h(32)                                               407
    h(32)(i)                                            433
    h(32)(ii)                                           435
    h(32)(iii)                                          437
    h(32)(iv)                                           439
    h(32)(v)                                            441
    h(33)                                               445
    h(33)(i)                                            471
    h(34)                                               475
    h(34)(i)                                            501
    h(35)                                               505
    h(35)(i)                                            538
    h(36)                                               542
    h(36)(i)                                            568
    h(36)(ii)                                           570
    h(37)                                               574
    h(37)(i)                                            600
    h(38)                                               604
    h(38)(i)                                            630
    h(38)(ii)                                           632
    h(38)(iii)                                          634
    h(38)(iv)                                           636
    j                                                   640